UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21882
                                                     ---------

               OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


MARCH 31, 2007

--------------------------------------------------------------------------------

                                                                     Management
      Oppenheimer Rochester(TM)                                     Commentaries
      State Specific Municipal                                          and
      Funds                                                        Annual Report

--------------------------------------------------------------------------------

      Oppenheimer Rochester(TM) Arizona Municipal Fund

      Oppenheimer Rochester(TM) Maryland Municipal Fund

      Oppenheimer Rochester(TM) Massachusetts Municipal Fund

      Oppenheimer Rochester(TM) Michigan Municipal Fund          [GRAPHIC]

      Oppenheimer Rochester(TM) Minnesota Municipal Fund

      Oppenheimer Rochester(TM) North Carolina Municipal Fund

      Oppenheimer Rochester(TM) Ohio Municipal Fund

      Oppenheimer Rochester(TM) Virginia Municipal Fund

      "IT'S A GREAT HONOR TO WIN INDUSTRY AWARDS--AND OUR INVESTMENT TEAM HAS WON MANY ACROSS THE YEARS--BUT THE REAL REWARD HAS COME FROM USING OUR CONTRARIAN, VALUE-BASED 'ROCHESTER STYLE' OF FUND MANAGEMENT TO CREATE TAX-ADVANTAGED INCOME FOR INVESTORS."

                    -RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          13.8%
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                 9.1
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  9.1
--------------------------------------------------------------------------------
Special Tax                                                                 8.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        7.4
--------------------------------------------------------------------------------
Education                                                                   7.0
--------------------------------------------------------------------------------
Multifamily Housing                                                         6.5
--------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods                                            6.2
--------------------------------------------------------------------------------
Single Family Housing                                                       5.2
--------------------------------------------------------------------------------
Higher Education                                                            4.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        37.2%
--------------------------------------------------------------------------------
AA                                                                          4.2
--------------------------------------------------------------------------------
A                                                                           4.5
--------------------------------------------------------------------------------
BBB                                                                        34.5
--------------------------------------------------------------------------------
BB                                                                          4.2
--------------------------------------------------------------------------------
CCC                                                                         1.2
--------------------------------------------------------------------------------
Not Rated                                                                  14.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Arizona Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Arizona Municipal Fund's Class A shares provided a distribution yield of 4.53% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.74% among the 32 funds in its Arizona Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Arizona Municipal Fund had approximately 115 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the quarter. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 5.61% at net asset value. 4 During this reporting period, the monthly dividend was raised to 5.4 cents per Class A share, from 5 cents per share, starting with the January 2007 distribution; distributions for other share classes were adjusted accordingly. In all, the Fund distributed 26.2 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 9% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (less than 2% of total assets) helped drive total return this reporting period.

The Fund's holdings this reporting period included municipal bonds issued to finance the infrastructure of new real estate development projects. We believe that the credit structure of these Special Tax and Special Assessment bonds (known as "dirt bonds") can be especially advantageous in a soft U.S. housing market, because the payments that secure the Fund's bonds are on parity with real estate taxes. Additionally, the responsibility for servicing the debt passes to all subsequent property owners as the land is developed and subdivided. Thus, as the number of owners increases, the risk bondholders face decreases. Further, the fear of foreclosure leads most property owners to stay current with their debt service payments--to the benefit of our shareholders. In all, Special Tax and Special Assessment bonds constituted about 12% of the portfolio's market value as of March 31, 2007, and included many attractive holdings. For example, during this reporting period the Fund invested in a non-rated bond to finance the infrastructure for a residential community in Prescott, Arizona. The currently callable bond provided a tax-free yield of 5.5% as of March 31, 2007, and the yield is set to rise sharply if the bond remains uncalled after July 1, 2007. Shareholders should note that refinancings are not common in this sector because they

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.31% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Arizona Municipal Fund 1st among 32 funds for the quarter ended March 31, 2007, in its Arizona Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was 0.60% after sales charge for Class A shares.


                 19 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

often require carefully coordinated efforts among many property owners and because individual reductions in debt service payments are generally modest.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including hospital/health care, education and adult living facilities. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented more than 40% of the portfolio's market value, and the average credit quality for the Fund was A. BBB-rated bonds constituted nearly 35% of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on October 10, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 20 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Arizona Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Rochester                Lehman Brothers
                    Arizona Municipal Fund (Class A)        Municipal Bond Index

   10/10/2006                  $  9,525                           $ 10,000
   12/31/2006                  $  9,954                           $ 10,111
   03/31/2007                  $ 10,060                           $ 10,193

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) 0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 24 FOR FURTHER INFORMATION.


                 21 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Arizona Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Rochester                 Lehman Brothers
                   Arizona Municipal Fund (Class B)         Municipal Bond Index

   10/10/2006                  $ 10,000                           $ 10,000
   12/31/2006                  $ 10,423                           $ 10,111
   03/31/2007                  $ 10,016                           $ 10,193

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) 0.16%


                 22 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Arizona Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Rochester Arizona               Lehman Brothers
                     Municipal Fund (Class C)               Municipal Bond Index

   10/10/2006                 $ 10,000                            $ 10,000
   12/31/2006                 $ 10,437                            $ 10,111
   03/31/2007                 $ 10,418                            $ 10,193

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) 4.18%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 24 FOR FURTHER INFORMATION.


                 23 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 24 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          20.9%
--------------------------------------------------------------------------------
Single Family Housing                                                      15.8
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                13.2
--------------------------------------------------------------------------------
Multifamily Housing                                                         9.1
--------------------------------------------------------------------------------
Higher Education                                                            9.0
--------------------------------------------------------------------------------
Adult Living Facilities                                                     6.9
--------------------------------------------------------------------------------
Airlines                                                                    5.2
--------------------------------------------------------------------------------
Special Assessment                                                          5.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.9
--------------------------------------------------------------------------------
Special Tax                                                                 2.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        28.0%
--------------------------------------------------------------------------------
AA                                                                         18.5
--------------------------------------------------------------------------------
A                                                                           3.4
--------------------------------------------------------------------------------
BBB                                                                        33.7
--------------------------------------------------------------------------------
BB                                                                          1.5
--------------------------------------------------------------------------------
B                                                                           0.1
--------------------------------------------------------------------------------
CCC                                                                         5.7
--------------------------------------------------------------------------------
Not Rated                                                                   9.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 25 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Maryland Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Maryland Municipal Fund's Class A shares provided a distribution yield of 4.62% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.58% among the 40 funds in its Maryland Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Maryland Municipal Fund had approximately 120 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the quarter at net asset value. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 4% at net asset value. 4 During this reporting period, the monthly dividend for Class A shares was raised twice. The Fund distributed 4.6 cents per Class A share in November and December 2006, raised the distribution to 4.8 cents per share for the January and February 2007 payments, and increased the dividend to 5 cents per share starting with the March 2007 distribution. Distributions for other share classes were adjusted accordingly. In all, the Fund distributed 23.8 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 13% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (about 6% of total assets) helped drive total return this reporting period.

Investments in the single-family-housing sector represented about 16% of the portfolio's market value at the end of this reporting period. The Fund's holdings in this category are primarily rated AA or better, and payments on these holdings are secured by pools of mortgages issued by state mortgage agencies. As such, the Fund effectively safeguarded shareholders from the recent developments in the national housing market, and the sector contributed to Fund performance this reporting period. Additionally, the Fund's premium-coupon bonds in this sector serve as a hedge against rising interest rates: should long-term rates rise and cause prepayments of the underlying mortgages to slow, single-family mortgage bonds would provide tax-free income for a longer time period.

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.40% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Maryland Municipal Fund 1st among 40 funds for the quarter ended March 31, 2007, in its Maryland Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was -0.94% after sales charge for Class A shares.


                 26 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including higher education, adult living facilities and hospital/health care. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented nearly half of the portfolio's market value, and the average credit quality for the Fund was A. BBB-rated bonds constituted about one-third of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. In October 2006, the Fund bought bonds issued to support the North Locust Point Project, a fully occupied office building in a prime location overlooking Baltimore's Inner Harbor. The bonds have a tax-free yield of 5% until a 2016 par call, and the payments that secure the bonds are on parity with property taxes. This purchase demonstrates how our in-house research of small, non-rated deals creates opportunities for the Fund to benefit from holdings with low price volatility and little credit risk.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on October 10, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 27 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Maryland Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Rochester
                     Maryland Municipal Fund           Lehman Brothers
                            (Class A)                Municipal Bond Index
     10/10/2006              $9,525                        $10,000
     12/31/2006              $9,774                        $10,111
     03/31/2007              $9,906                        $10,193

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) -0.94%


                 28 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Maryland Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Rochester
                     Maryland Municipal Fund           Lehman Brothers
                            (Class B)                Municipal Bond Index
     10/10/2006              $10,000                       $10,000
     12/31/2006              $10,230                       $10,111
     03/31/2007              $ 9,850                       $10,193

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) -1.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 31 FOR FURTHER INFORMATION.


                 29 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Maryland Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Rochester
                     Maryland Municipal Fund           Lehman Brothers
                            (Class C)                Municipal Bond Index
     10/10/2006              $10,000                       $10,000
     12/31/2006              $10,227                       $10,111
     03/31/2007              $10,247                       $10,193

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) 2.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 31 FOR FURTHER INFORMATION.


                 30 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 31 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          19.6%
--------------------------------------------------------------------------------
Higher Education                                                           13.5
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                11.7
--------------------------------------------------------------------------------
Airlines                                                                   11.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        9.8
--------------------------------------------------------------------------------
Single Family Housing                                                       9.6
--------------------------------------------------------------------------------
General Obligation                                                          5.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.7
--------------------------------------------------------------------------------
Multifamily Housing                                                         3.9
--------------------------------------------------------------------------------
Education                                                                   1.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        39.7%
--------------------------------------------------------------------------------
AA                                                                         13.2
--------------------------------------------------------------------------------
A                                                                          10.7
--------------------------------------------------------------------------------
BBB                                                                        28.0
--------------------------------------------------------------------------------
BB                                                                          1.3
--------------------------------------------------------------------------------
CCC                                                                         7.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 32 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Massachusetts Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Massachusetts Municipal Fund's Class A shares provided a distribution yield of 4.51% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.59% among the 55 funds in its Massachusetts Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Massachusetts Municipal Fund had approximately 130 holdings in its portfolio at the end of this reporting period and was ranked in the top 4% of its Lipper category in total return for the quarter. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 7.73% at net asset value. 4 During this reporting period, the monthly dividend for Class A shares was raised to 5.4 cents, from 4.9 cents, starting with the December 2006 distribution; distributions for other share classes were adjusted accordingly. In all, the Fund distributed 41.2 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 12% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (about 7% of total assets) helped drive total return this reporting period.

Investments in the single-family-housing sector represented about 10% of the portfolio's market value at the end of this reporting period. The Fund's holdings in this category are primarily rated AA or better, and payments on these holdings are secured by pools of mortgages issued by state mortgage agencies. As such, the Fund effectively safeguarded shareholders from the recent developments in the national housing market, and the sector contributed to Fund performance this reporting period. Additionally, the Fund's premium-coupon bonds in this sector serve as a hedge against rising interest rates: should long-term rates rise and cause prepayments of the underlying mortgages to slow, single-family mortgage bonds would provide tax-free income for a longer time period.

Shareholders also benefited this reporting period from our investment team's conclusions about the yield advantages of the bonds issued by the Commonwealth of Puerto Rico. Early in this reporting period, deficit spending in Puerto Rico led to a legislative impasse, resulting in a temporary shuttering of schools and a brief shutdown of non-essential government agencies. When prices grew increasingly volatile in advance of the government's proposed solutions, our Fund managers carefully assessed the situation, stayed focused on yield, and took advantage of short-term market weakness to increase holdings in these triple-tax-free bonds at favorable prices. During this reporting period, the portfolio included a long-term, 5% coupon bond issued by Puerto Rico's Highway and Transportation Authority. The Fund's holdings in this issue were pre-refunded in February 2007, proving our carefully researched hypothesis that our out-of-favor investments in Puerto Rico would ultimately deliver significant benefit to shareholders.

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.29% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Massachusetts Municipal Fund 2nd among 55 funds for the quarter ended March 31, 2007, in its Massachusetts Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was 2.62% after sales charge for Class A shares.


                 33 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including higher education and hospital/health care. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented more than half of the portfolio's market value, and the average credit quality for the Fund was A-plus. BBB-rated bonds constituted 28% of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. In July 2006, the Fund bought Nichols College bonds in the secondary market with a tax-free yield of 5.625%. Originally issued to finance a new residence hall and recreation facility for the school's campus in western Massachusetts, this bond represents the type of investment many other Fund managers might overlook. The issuer had a troubled past--at times, it looked as if the small business college might not survive--but the school has executed a turnaround in enrollment and financial management that made this bond an attractive investment for the Fund. This purchase demonstrates how our in-house research and scavenger hunts create opportunities for the Fund to benefit from holdings with low price volatility and little credit risk.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on July 18, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 34 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Massachusetts Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Rochester
                  Massachusetts Municipal Fund   Lehman Brothers Municipal
                           (Class A)                     Bond Index
     07/18/2006             $ 9,525                      $10,000
     09/30/2006             $ 9,871                      $10,219
     12/31/2006             $10,154                      $10,332
     03/31/2007             $10,262                      $10,416

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 2.62%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 38 FOR FURTHER INFORMATION.


                 35 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Massachusetts Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Rochester
                  Massachusetts Municipal Fund   Lehman Brothers Municipal
                            (Class B)                    Bond Index
     07/18/2006             $10,000                       $10,000
     09/30/2006             $10,337                       $10,219
     12/31/2006             $10,621                       $10,332
     03/31/2007             $10,213                       $10,416

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 2.13%


                 36 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Massachusetts Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Rochester
                  Massachusetts Municipal Fund   Lehman Brothers Municipal
                            (Class C)                   Bond Index
     07/18/2006             $10,000                       $10,000
     09/30/2006             $10,340                       $10,219
     12/31/2006             $10,612                       $10,332
     03/31/2007             $10,605                       $10,416

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 6.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 38 FOR FURTHER INFORMATION.


                 37 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 38 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          12.6%
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                11.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                       11.4
--------------------------------------------------------------------------------
Sewer Utilities                                                            10.0
--------------------------------------------------------------------------------
Special Tax                                                                 7.7
--------------------------------------------------------------------------------
General Obligation                                                          7.1
--------------------------------------------------------------------------------
Education                                                                   6.8
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  5.1
--------------------------------------------------------------------------------
Higher Education                                                            3.6
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                3.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        46.7%
--------------------------------------------------------------------------------
AA                                                                          1.3
--------------------------------------------------------------------------------
A                                                                           5.7
--------------------------------------------------------------------------------
BBB                                                                        30.1
--------------------------------------------------------------------------------
BB                                                                          5.8
--------------------------------------------------------------------------------
B                                                                           0.6
--------------------------------------------------------------------------------
CCC                                                                         5.6
--------------------------------------------------------------------------------
Not Rated                                                                   4.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 39 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Michigan Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Michigan Municipal Fund's Class A shares provided a distribution yield of 4.57% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.63% among the 33 funds in its Michigan Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Michigan Municipal Fund had approximately 185 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the most recent quarter. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 9.62% at net asset value. 4 During this reporting period, the monthly dividend for Class A shares was raised three times: after three months with distributions of 4.8 cents per share, the Fund raised its dividend to 4.9 cents starting with the October 2006 distribution, to
5.3 cents starting with the December 2006 distribution, and then to 5.5 cents starting with the March 2007 distribution. Distributions for other share classes were adjusted accordingly. In all, the Fund distributed 45.6 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 12% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (less than 3% of total assets) helped drive total return this reporting period.

Shareholders also benefited this reporting period from our investment team's conclusions about the yield advantages of the bonds issued by the Commonwealth of Puerto Rico. Early in this reporting period, deficit spending in Puerto Rico led to a legislative impasse, resulting in a temporary shuttering of schools and a brief shutdown of non-essential government agencies. When prices grew increasingly volatile in advance of the government's proposed solutions, our Fund managers carefully assessed the situation, stayed focused on yield, and took advantage of short-term market weakness to increase holdings in these triple-tax-free bonds at favorable prices. During this reporting period, the portfolio included a long-term, 5% coupon bond issued by Puerto Rico's Highway and Transportation Authority. The Fund's holdings in this issue were pre-refunded in February 2007, proving our carefully researched hypothesis that our out-of-favor investments in Puerto Rico would ultimately deliver significant benefit to shareholders.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including hospital/health care and higher education.

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.35% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Michigan Municipal Fund 1st among 33 funds for the quarter ended March 31, 2007, in its Michigan Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was 4.41% after sales charge for Class A shares.


                 40 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented nearly half of the portfolio's market value, and the average credit quality for the Fund was A-plus. BBB-rated bonds constituted about 30% of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In other developments this reporting period, Fund managers continued to monitor the ongoing economic challenges facing the State of Michigan. Standard & Poor's, which had downgraded the state's credit rating to AA in March 2005, changed its outlook for the state to negative in August 2006. In January 2007, Moody's also revised its outlook to negative, leaving the state's credit rating at Aa2. In the same month, Fitch Ratings downgraded the state to AA-minus and, in a reversal of an April 2006 decision, reverted to a stable outlook. As this reporting period ended, the state government remained under pressure to restructure its tax system as a means to accelerate revenues and reduce the state's long-standing structural deficit. We believe that some of these difficulties are likely to be persistent, given the degree to which the state's economy is tied to the financial well being of the U.S. automotive industry.

We believe shareholders will continue to be well served by the Rochester investment team's deep experience managing funds in states with declining manufacturing sectors. Our credit research team, for example, recently identified state-supported bonds that we believe will provide superior, risk-adjusted returns for the Fund, and in June 2006 we purchased the bonds, which were issued by Highland Park, Michigan, to finance the construction of a Child and Family Services facility. We bought the non-callable bonds at a slight premium for a tax-free yield of 7.47% to the average life in 2014. The state has provided debt service on these bonds for nearly a decade, and we believe this investment demonstrates the yield advantages our research often uncovers amid small, non-rated offerings.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on June 21, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 41 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Michigan Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Rochester
                  Michigan Municipal       Lehman Brothers
                    Fund (Class A)       Municipal Bond Index
06/21/2006              $ 9,525                $10,000
06/30/2006              $ 9,545                $10,000
09/30/2006              $10,047                $10,341
12/31/2006              $10,333                $10,455
03/31/2007              $10,441                $10,540

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 4.41%


                 42 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Michigan Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Rochester
                  Michigan Municipal        Lehman Brothers
                    Fund (Class B)       Municipal Bond Index
06/21/2006             $10,000                 $10,000
06/30/2006             $10,028                 $10,000
09/30/2006             $10,537                 $10,341
12/31/2006             $10,809                 $10,455
03/31/2007             $10,403                 $10,540

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 4.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 45 FOR FURTHER INFORMATION.


                 43 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Michigan Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Rochester
                  Michigan Municipal       Lehman Brothers
                    Fund (Class C)       Municipal Bond Index
06/21/2006             $10,000                 $10,000
06/30/2006             $10,028                 $10,000
09/30/2006             $10,532                 $10,341
12/31/2006             $10,801                 $10,455
03/31/2007             $10,794                 $10,540

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 7.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 45 FOR FURTHER INFORMATION.


                 44 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered 6/21/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 45 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 17.1%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       15.4
--------------------------------------------------------------------------------
Special Assessment                                                         13.9
--------------------------------------------------------------------------------
Single Family Housing                                                       9.9
--------------------------------------------------------------------------------
Adult Living Facilities                                                     9.5
--------------------------------------------------------------------------------
Multifamily Housing                                                         9.0
--------------------------------------------------------------------------------
General Obligation                                                          6.0
--------------------------------------------------------------------------------
Municipal Leases                                                            3.3
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                 3.1
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 2.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        16.6%
--------------------------------------------------------------------------------
AA                                                                         10.6
--------------------------------------------------------------------------------
A                                                                          10.3
--------------------------------------------------------------------------------
BBB                                                                        38.8
--------------------------------------------------------------------------------
BB                                                                          1.3
--------------------------------------------------------------------------------
B                                                                           0.8
--------------------------------------------------------------------------------
CCC                                                                         1.0
--------------------------------------------------------------------------------
Not Rated                                                                  20.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 46 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Minnesota Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Minnesota Municipal Fund's Class A shares provided a distribution yield of 4.34% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.62% among the 51 funds in its Minnesota Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Minnesota Municipal Fund had 90 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the most recent quarter. 3 Nearly half of the Fund's total return in this reporting period came from tax-free income generated by the Fund's portfolio, a significant benefit to our yield-oriented investors; price appreciation contributed the balance. During this reporting period, the monthly dividend for Class A shares was raised from 4.9 cents to 5.0 cents, beginning with the March distribution; distributions for other share classes were adjusted accordingly. In all, the Fund distributed 19.7 cents per Class A share in the reporting period ended March 31.

Investments in the single-family-housing sector represented about 10% of the portfolio's market value at the end of this reporting period. The Fund's holdings in this category are primarily rated AA or better, and payments on these holdings are secured by pools of mortgages issued by state mortgage agencies. As such, the Fund effectively safeguarded shareholders from the recent developments in the national housing market, and the sector contributed to Fund performance this reporting period. Additionally, the Fund's premium-coupon bonds in this sector serve as a hedge against rising interest rates: should long-term rates rise and cause prepayments of the underlying mortgages to slow, single-family mortgage bonds would provide tax-free income for a longer time period.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 3% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including hospital/health care and adult living facilities. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented more than one-quarter of the portfolio's market value, and the average credit quality for the Fund was A-minus. BBB-rated bonds constituted about 40% of the Fund's market value on that date.

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.14% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Minnesota Municipal Fund 1st among 51 funds for the quarter ended March 31, 2007, in its Minnesota Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                 47 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. In November 2006, the Fund bought bonds that financed the Briarcliff of Mahtomedi, a 70-apartment project about 15 miles north of St. Paul. These currently callable, premium-coupon bonds offer an attractive tax-free yield of 5.14% to June 1, 2007. In addition, the bonds are secured by a first mortgage lien on the project, which caters to seniors and has historically had low turnover and high occupancy rates. The yield is scheduled to rise if these bonds remain outstanding beyond June 1, and we believe the probability they will be called is low.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on November 7, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                 48 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Minnesota Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rochester   Lehman Brothers
                            Minnesota Municipal    Municipal Bond
                               Fund (Class A)           Index
              11/07/2006          $9,525               $10,000
              12/31/2006          $9,636               $10,048
              03/31/2007          $9,796               $10,129

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (11/7/06) -2.04%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 52 FOR FURTHER INFORMATION.


                 49 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Minnesota Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rochester   Lehman Brothers
                            Minnesota Municipal    Municipal Bond
                              Fund (Class B)            Index
              11/07/2006          $10,000              $10,000
              12/31/2006          $10,099              $10,048
              03/31/2007          $ 9,748              $10,129

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (11/7/06) -2.52%


                 50 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Minnesota Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rochester   Lehman Brothers
                            Minnesota Municipal    Municipal Bond
                              Fund (Class C)            Index
              11/07/2006          $10,000              $10,000
              12/31/2006          $10,095              $10,048
              03/31/2007          $10,147              $10,129

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (11/7/06) 1.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 52 FOR FURTHER INFORMATION.


                 51 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 52 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                18.8%
--------------------------------------------------------------------------------
Highways/Railways                                                          17.7
--------------------------------------------------------------------------------
Hospital/Health Care                                                       10.8
--------------------------------------------------------------------------------
Electric Utilities                                                          9.4
--------------------------------------------------------------------------------
Single Family Housing                                                       8.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                     7.2
--------------------------------------------------------------------------------
Airlines                                                                    4.8
--------------------------------------------------------------------------------
Higher Education                                                            4.6
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                4.2
--------------------------------------------------------------------------------
General Obligation                                                          3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        28.1%
--------------------------------------------------------------------------------
AA                                                                         13.1
--------------------------------------------------------------------------------
A                                                                           4.6
--------------------------------------------------------------------------------
BBB                                                                        42.5
--------------------------------------------------------------------------------
BB                                                                          0.9
--------------------------------------------------------------------------------
B                                                                           1.3
--------------------------------------------------------------------------------
CCC                                                                         3.7
--------------------------------------------------------------------------------
Not Rated                                                                   5.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 53 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester North Carolina Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester North Carolina Municipal Fund's Class A shares provided a distribution yield of 4.26% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.53% among the 32 funds in its North Carolina Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester North Carolina Municipal Fund had approximately 125 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the most recent quarter. 3 More than half of the Fund's total return in this reporting period came from tax-free income generated by the Fund's portfolio, a significant benefit to our yield-oriented investors; price appreciation contributed the balance. In all, the Fund distributed 26 cents per Class A share in the reporting period ended March 31, based on a steady dividend of 5.2 cents per share.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about one-fifth of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (about 4% of total assets) helped drive total return this reporting period. Additionally, holdings backed by U.S. Airways, which uses Charlotte as a central hub, helped increase total return this period.

Investments in the single-family-housing sector represented less than 10% of the portfolio's market value at the end of this reporting period. The Fund's holdings in this category are primarily rated AA or better, and payments on these holdings are secured by pools of mortgages issued by state mortgage agencies. As such, the Fund effectively safeguarded shareholders from the recent developments in the national housing market, and the sector contributed to Fund performance this reporting period. Additionally, the Fund's premium-coupon bonds in this sector serve as a hedge against rising interest rates: should long-term rates rise and cause prepayments of the underlying mortgages to slow, single-family mortgage bonds would provide tax-free income for a longer time period.

Shareholders also benefited this reporting period from our investment team's conclusions about the yield advantages of the bonds issued by the Commonwealth of Puerto Rico. Early in this reporting period, deficit spending in Puerto Rico led to a legislative impasse, resulting in a temporary shuttering of schools and a brief shutdown of non-essential government agencies. When prices grew increasingly volatile in advance of the government's proposed solutions, our Fund managers carefully assessed the situation, stayed focused on yield, and took advantage of short-term market weakness to increase holdings in these triple-tax-free bonds at favorable prices. During this


1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.06% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester North Carolina Municipal Fund 1st among 32 funds for the quarter ended March 31, 2007, in its North Carolina Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                 54 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

reporting period, the portfolio included a long-term, 5% coupon bond issued by Puerto Rico's Highway and Transportation Authority. The Fund's holdings in this issue were pre-refunded in February 2007, proving our carefully researched hypothesis that our out-of-favor investments in Puerto Rico would ultimately deliver significant benefit to shareholders.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including hospital/health care, electric utilities, adult living facilities and higher education. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented about 40% of the portfolio's market value, and the average credit quality for the Fund was A. BBB-rated bonds also constituted about 40% of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 4 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. In December 2006, the Fund bought insured callable bonds secured by revenues of the North Carolina Eastern Municipal power system. The bonds, purchased at a slight premium, represent a significant benefit to the Fund, we believe, because they provide a tax-free yield of 5.5% without any price volatility. This purchase, we believe, also exemplifies the benefits of our dedication to in-house credit research.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on October 10, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

4. See page 147 for further information regarding inverse-floating-rate securities.


                 55 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester North Carolina Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rochester     Lehman Brothers
                          North Carolina Municipal   Municipal Bond
                               Fund (Class A)             Index
             10/10/2006            $9,525                $10,000
             12/31/2006            $9,746                $10,111
             03/31/2007            $9,856                $10,193

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) -1.44%


                 56 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester North Carolina Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer Rochester    Lehman Brothers
                          North Carolina Municipal   Municipal Bond
                                Fund (Class B)            Index
             10/10/2006            $10,000               $10,000
             12/31/2006            $10,209               $10,111
             03/31/2007            $ 9,813               $10,193

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) -1.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 59 FOR FURTHER INFORMATION.


                 57 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester North Carolina Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer Rochester    Lehman Brothers
                          North Carolina Municipal   Municipal Bond
                               Fund (Class C)             Index
             10/10/2006            $10,000               $10,000
             12/31/2006            $10,206               $10,111
             03/31/2007            $ 9,802               $10,193

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (10/10/06) -1.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 59 FOR FURTHER INFORMATION.


                 58 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 59 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          17.1%
--------------------------------------------------------------------------------
Special Assessment                                                         12.7
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                 8.9
--------------------------------------------------------------------------------
Higher Education                                                            7.8
--------------------------------------------------------------------------------
Single Family Housing                                                       7.3
--------------------------------------------------------------------------------
Hospital/Health Care                                                        7.2
--------------------------------------------------------------------------------
General Obligation                                                          6.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  6.1
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                4.9
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        41.2%
--------------------------------------------------------------------------------
AA                                                                          3.3
--------------------------------------------------------------------------------
A                                                                           5.2
--------------------------------------------------------------------------------
BBB                                                                        39.5
--------------------------------------------------------------------------------
BB                                                                          2.1
--------------------------------------------------------------------------------
B                                                                           2.4
--------------------------------------------------------------------------------
CCC                                                                         2.6
--------------------------------------------------------------------------------
Not Rated                                                                   3.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 60 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Ohio Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Ohio Municipal Fund's Class A shares provided a distribution yield of 4.59% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.67% among the 46 funds in its Ohio Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Ohio Municipal Fund had approximately 165 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the most recent quarter. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 9.78% at net asset value. 4 During this reporting period, the monthly dividend per Class A share was raised twice: following three distributions of 4.6 cents per share, the Fund's dividend was increased to 4.7 cents per share starting with the October 2006 distribution and then to 5.2 cents starting with the December 2006 distribution; distributions for other share classes were adjusted accordingly. In all, the Fund distributed 44 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 9% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (less than 3% of total assets) helped drive total return this reporting period.

Investments in the single-family-housing sector represented about 7% of the portfolio's market value at the end of this reporting period. The Fund's holdings in this category are primarily rated AA or better, and payments on these holdings are secured by pools of mortgages issued by state mortgage agencies. As such, the Fund effectively safeguarded shareholders from the recent developments in the national housing market, and the sector contributed to Fund performance this reporting period. Additionally, the Fund's premium-coupon bonds in this sector serve as a hedge against rising interest rates: should long-term rates rise and cause prepayments of the underlying mortgages to slow, single-family mortgage bonds would provide tax-free income for a longer time period.

Shareholders also benefited this reporting period from our investment team's conclusions about the yield advantages of the bonds issued by the Commonwealth of Puerto Rico. Early in this reporting period, deficit spending in Puerto Rico led to a legislative impasse, resulting in a temporary shuttering of schools and a brief shutdown of

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.37% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Ohio Municipal Fund 1st among 46 funds for the quarter ended March 31, 2007, in its Ohio Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was 4.57% after sales charge for Class A shares.


                 61 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

non-essential government agencies. When prices grew increasingly volatile in advance of the government's proposed solutions, our Fund managers carefully assessed the situation, stayed focused on yield, and took advantage of short-term market weakness to increase holdings in these triple-tax-free bonds at favorable prices. During this reporting period, the portfolio included a long-term, 5% coupon bond issued by Puerto Rico's Highway and Transportation Authority. The Fund's holdings in this issue were pre-refunded in February 2007, proving our carefully researched hypothesis that our out-of-favor investments in Puerto Rico would ultimately deliver significant benefit to shareholders.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including hospital/health care and higher education. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented about 45% of the portfolio's market value, and the average credit quality for the Fund was A. BBB-rated bonds constituted about 40% of the Fund's market value on that date.

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. The Fund has invested in non-rated bonds issued in 2006 by Grove City, Ohio, to finance the infrastructure for the Parkway Center, a "big box" retail plaza that is close to Columbus. The bonds yield 5.375% and bond payments are being made using the incremental property tax revenue the plaza's construction is already generating. This purchase, we believe, demonstrates the expertise of our in-house credit research team, which determined that Grove City had sufficient cash flow to service the debt by the time construction was 50 percent complete. We believe the Fund will continue to benefit from this purchase, as the bonds are providing above-average yields with low price volatility and little credit risk.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on June 21, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 62 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                 63 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Ohio Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Oppenheimer Rochester   Lehman Brothers
                                          Ohio Municipal Fund     Municipal Bond
                                               (Class A)              Index
06/21/2006                                      $ 9,525              $10,000
06/30/2006                                      $ 9,561              $10,000
09/30/2006                                      $10,053              $10,341
12/31/2006                                      $10,323              $10,455
03/31/2007                                      $10,457              $10,540

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 4.57%


                 64 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Ohio Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Oppenheimer Rochester   Lehman Brothers
                                          Ohio Municipal Fund     Municipal Bond
                                               (Class B)              Index
06/21/2006                                      $10,000              $10,000
06/30/2006                                      $10,037              $10,000
09/30/2006                                      $10,531              $10,341
12/31/2006                                      $10,793              $10,455
03/31/2007                                      $10,413              $10,540

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 4.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 67 FOR FURTHER INFORMATION.


                 65 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Ohio Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Oppenheimer Rochester   Lehman Brothers
                                          Ohio Municipal Fund     Municipal Bond
                                               (Class C)              Index
06/21/2006                                      $10,000              $10,000
06/30/2006                                      $10,037              $10,000
09/30/2006                                      $10,531              $10,341
12/31/2006                                      $10,782              $10,455
03/31/2007                                      $10,801              $10,540

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (6/21/06) 8.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 67 FOR FURTHER INFORMATION.


                 66 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered 6/21/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/21/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 67 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Highways/Railways                                                          15.3%
--------------------------------------------------------------------------------
Higher Education                                                           12.9
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                12.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         8.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.1
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.5
--------------------------------------------------------------------------------
Special Assessment                                                          5.3
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.4
--------------------------------------------------------------------------------
Electric Utilities                                                          4.4
--------------------------------------------------------------------------------
Airlines                                                                    3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        28.9%
--------------------------------------------------------------------------------
AA                                                                          6.5
--------------------------------------------------------------------------------
A                                                                          15.6
--------------------------------------------------------------------------------
BBB                                                                        28.6
--------------------------------------------------------------------------------
BB                                                                          0.2
--------------------------------------------------------------------------------
B                                                                           6.2
--------------------------------------------------------------------------------
CCC                                                                         3.6
--------------------------------------------------------------------------------
Not Rated                                                                  10.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 68 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MARCH 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester Virginia Municipal Fund has distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of March 31, 2007, Oppenheimer Rochester Virginia Municipal Fund's Class A shares provided a distribution yield of 4.35% at net asset value. 1 Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.64% among the 37 funds in its Virginia Municipal Debt Funds category as of the same date. 2

Oppenheimer Rochester Virginia Municipal Fund had approximately 115 holdings in its portfolio at the end of this reporting period and led its Lipper category in total return for the most recent quarter. 3 Since inception, the Fund's Class A shares generated a cumulative total return of 7.81% at net asset value. 4 During this reporting period, the monthly dividend per Class A share was raised twice: after four distributions of 4.5 cents per share, the Fund's dividend was increased to 4.7 cents starting with the December 2006 distribution and then to
4.8 cents starting with the March payment; distributions for other share classes were adjusted accordingly. In all, the Fund distributed 36.9 cents per Class A share in the reporting period ended March 31.

The Fund's holdings in Master Settlement Agreement (MSA) bonds, or "tobacco bonds," continued to provide significant shareholder benefit in this reporting period and accounted for about 13% of Fund investments as of March 31, 2007. Since the Fund's inception, prices in this sector have firmed up amid favorable court decisions.

The Fund's airline-backed bonds also performed well this reporting period, generally increasing in price and generating above-average yields. In particular, holdings backed by American Airlines (about 4% of total assets) helped drive total return this reporting period.

"Credit spread tightening"--which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases, as it did this reporting period--also contributed to the Fund's strong performance. With spreads becoming narrower, prices of lower-rated municipal bonds generally performed better than those of high-grade bonds. This development was good news for the credit-sensitive areas of our portfolios, including higher education, hospital/health care and adult living facilities. However, credit spread tightening also means less opportunity and potentially greater risk on new purchases, so our recent purchases have included more bonds with higher ratings. As of March 31, 2007, AAA- and AA-rated paper represented about 35% of the portfolio's market value, and the average credit quality for the Fund was A-minus. BBB-rated bonds constituted less than 30% of the Fund's market value on that date.

1. Distribution yield at net asset value (NAV), as shown, is annualized based on the last distribution and divided by the Fund's NAV on March 31, 2007; the calculation does not include sales charges, which would reduce results. The Fund's distribution yield at maximum offering price (or with sales charge) was 4.15% for Class A shares on the same date. Falling share prices may artificially increase yields.

2. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Lipper Inc. Lipper Inc. ranked Oppenheimer Rochester Virginia Municipal Fund 1st among 37 funds for the quarter ended March 31, 2007, in its Virginia Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4. Total return at NAV, as shown, does not include sales charge; as of March 31, 2007, cumulative total return from inception was 2.69% after sales charge for Class A shares.


                 69 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

The Fund's portfolio this reporting period included municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. 5 During this reporting period, even as short-term interest rates and the prices of these securities increased, the income levels of these securities remained higher than the market average.

In keeping with the "Rochester style" of municipal bond fund management, our investment team continues to focus on scouring the market to unearth value in bonds added to the Fund's portfolio. In July 2006, the Fund bought MBIA-insured bonds to finance various capital projects in Norfolk's water system. The currently callable bonds provided a tax-free yield of 4.86% at the end of this reporting period, with low price volatility and no credit risk. If these bonds remain uncalled after November 1, 2007, the rate will jump significantly and provide even greater benefits to the Fund.

Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until March 31, 2007. Performance is measured from the inception date of all Classes on July 18, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

5. See page 147 for further information regarding inverse-floating-rate securities.


                 70 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Virginia Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        Oppenheimer Rochester   Lehman Brothers
                                         Virginia Municipal      Municipal Bond
                                           Fund (Class A)            Index
07/18/2006                                     $ 9,525              $10,000
09/30/2006                                     $ 9,879              $10,219
12/31/2006                                     $10,161              $10,332
03/31/2007                                     $10,269              $10,416

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 2.69%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 74 FOR FURTHER INFORMATION.


                 71 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Virginia Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        Oppenheimer Rochester   Lehman Brothers
                                         Virginia Municipal      Municipal Bond
                                           Fund (Class B)            Index
07/18/2006                                     $10,000              $10,000
09/30/2006                                     $10,348              $10,219
12/31/2006                                     $10,622              $10,332
03/31/2007                                     $10,213              $10,416

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 2.13%


                 72 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester Virginia Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        Oppenheimer Rochester   Lehman Brothers
                                         Virginia Municipal      Municipal Bond
                                           Fund (Class C)            Index
07/18/2006                                     $10,000              $10,000
09/30/2006                                     $10,330              $10,219
12/31/2006                                     $10,601              $10,332
03/31/2007                                     $10,595              $10,416

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 3/31/07 Since Inception (7/18/06) 5.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 74 FOR FURTHER INFORMATION.


                 73 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/18/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 74 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses for Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Michigan Municipal Fund, Oppenheimer Rochester Ohio Municipal Fund and Oppenheimer Rochester Virginia Municipal Fund are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

The examples for Actual Expenses for Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Maryland Municipal Fund and Oppenheimer Rochester North Carolina Municipal Fund are based on an investment of $1,000.00 invested at the beginning of the period, October 10, 2006 (commencement of operations) and held for the period ended March 31, 2007.

The examples for Actual Expenses for Oppenheimer Rochester Minnesota Municipal Fund are based on an investment of $1,000.00 invested at the beginning of the period, November 7, 2006 (commencement of operations) and held for the period ended March 31, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on October 1, 2006 and held for the six months ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00


                 75 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

                                               ENDING        EXPENSES
                                 BEGINNING     ACCOUNT       PAID DURING
                                 ACCOUNT       VALUE         PERIOD ENDED
                                 VALUE         (3/31/07)     MARCH 31, 2007 1,2
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,056.10   $  3.91
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,051.60      7.56
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,051.80      7.56
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 173/365 [to reflect the period from October 10, 2006 (commencement of operations) to March 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A         0.80%
-------------------------
Class B         1.55
-------------------------
Class C         1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 76 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                               ENDING        EXPENSES
                                 BEGINNING     ACCOUNT       PAID DURING
                                 ACCOUNT       VALUE         PERIOD ENDED
                                 VALUE         (3/31/07)     MARCH 31, 2007 1,2
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,040.00   $  3.87
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,035.00      7.50
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,034.70      7.50
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 173/365 [to reflect the period from October 10, 2006 (commencement of operations) to March 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 77 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,039.60   $ 4.08
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94     4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,036.40     7.90
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20     7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,035.30     7.90
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20     7.83

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 78 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,039.20   $  4.08
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,034.80      7.89
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,034.40      7.89
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 79 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

                                               ENDING        EXPENSES
                                 BEGINNING     ACCOUNT       PAID DURING
                                 ACCOUNT       VALUE         PERIOD ENDED
                                 VALUE         (3/31/07)     MARCH 31, 2007 1,2
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,028.50   $  3.23
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,024.80      6.25
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,024.70      6.25
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 145/365 [to reflect the period from November 7, 2006 (commencement of operations) to March 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 80 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

                                               ENDING        EXPENSES
                                 BEGINNING     ACCOUNT       PAID DURING
                                 ACCOUNT       VALUE         PERIOD ENDED
                                 VALUE         (3/31/07)     MARCH 31, 2007 1,2
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,034.80   $  3.86
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,031.40      7.49
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,030.20      7.48
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 173/365 [to reflect the period from October 10, 2006 (commencement of operations) to March 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 81 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,040.20   $  4.08
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,036.30      7.90
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,035.10      7.89
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 82 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,039.50   $  4.08
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,020.94      4.04
--------------------------------------------------------------------------------
Class B Actual                      1,000.00      1,035.30      7.90
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,017.20      7.83
--------------------------------------------------------------------------------
Class C Actual                      1,000.00      1,035.30      7.90
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,017.20      7.83

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            0.80%
-----------------------------
Class B            1.55
-----------------------------
Class C            1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 83 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--138.4%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA--98.4%
$      35,000   Apache County IDA (Tucson Electric Power Company)                          5.875%    03/01/2033     $        35,024
------------------------------------------------------------------------------------------------------------------------------------
       85,000   AZ Agricultural & Power District (Salt River) 1                            5.000     01/01/2020              86,594
------------------------------------------------------------------------------------------------------------------------------------
      250,000   AZ Game & Fish Department (Administration Building) 1                      5.000     07/01/2032             259,070
------------------------------------------------------------------------------------------------------------------------------------
      300,000   AZ Health Facilities Authority (American Baptist Estates) 1                7.750     11/15/2033             335,862
------------------------------------------------------------------------------------------------------------------------------------
      110,000   AZ Health Facilities Authority (FMC/SMC Obligated Group) 1                 5.250     10/01/2026             112,299
------------------------------------------------------------------------------------------------------------------------------------
       10,000   AZ Health Facilities Authority (Northern Arizona Healthcare)               5.000     10/01/2023              10,234
------------------------------------------------------------------------------------------------------------------------------------
       20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1             5.250     10/01/2016              20,421
------------------------------------------------------------------------------------------------------------------------------------
      125,000   AZ Student Loan Acquisition Authority                                      5.750     05/01/2015             132,226
------------------------------------------------------------------------------------------------------------------------------------
       75,000   AZ Student Loan Acquisition Authority 1                                    5.900     05/01/2024              79,453
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Casa Grande IDA (Casa Grande Regional Medical Center)                      7.000     12/01/2017              21,832
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Centerra Community Facilities District 1                                   5.150     07/15/2031             302,070
------------------------------------------------------------------------------------------------------------------------------------
       10,052   Central AZ Irrigation & Drain District                                     6.000     06/01/2016              10,067
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cochise County IDA (Sierra Vista Community Hospital)                       6.750     12/01/2026              10,210
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cochise County Unified School District No. 21 (St. David) 1                5.000     07/01/2017              10,133
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Festival Ranch Community Facilities District 2                             5.000     07/01/2026             100,032
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Festival Ranch Community Facilities District 2                             5.000     07/01/2032              99,921
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Festival Ranch Community Facilities District 1                             5.300     07/15/2031             198,492
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Glendale IDA (Midwestern University)                                       5.375     05/15/2028               5,130
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Glendale IDA (Midwestern University)                                       6.000     05/15/2026             101,379
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Goodyear IDA Water & Sewer (Litchfield Park Service Company) 1             6.750     10/01/2031             244,348
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Hassayampa Community Facilities District (Hassayampa Village
                Community) 1                                                               7.750     07/01/2021             362,562
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Maricopa County Hospital (Sun Health Corp.)                                5.250     04/01/2019               5,109
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Maricopa County Hospital (Sun Health Corp.)                                6.125     04/01/2018              15,320
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County IDA (Catholic Healthcare)                                  5.000     07/01/2016              50,973
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Maricopa County IDA (Catholic Healthcare) 1                                5.000     07/01/2021              91,274
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Maricopa County IDA (Catholic Healthcare) 1                                5.000     07/01/2021              61,021
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Maricopa County IDA (Chaparral City Water Company) 1                       5.400     12/01/2022              25,704
------------------------------------------------------------------------------------------------------------------------------------
      165,000   Maricopa County IDA (Citizens Utilities Company) 1                         6.200     05/01/2030             165,087
------------------------------------------------------------------------------------------------------------------------------------
      495,000   Maricopa County IDA (Sun King Apartments) 1                                6.750     05/01/2031             512,018
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County IDA (Whispering Palms Apartments) 1                        5.900     07/01/2029              51,889
------------------------------------------------------------------------------------------------------------------------------------
      158,000   Maricopa County IDA Hospital (Mayo Clinic Scottsdale) 1                    5.250     11/15/2037             161,726
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Maricopa County Pollution Control Corp. (Public Service Company of
                New Mexico) 1                                                              5.750     11/01/2022             111,258
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Maricopa County Pollution Control Corp. (Public Service Company of
                New Mexico) 1                                                              6.300     12/01/2026              10,229
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Mesa IDA (Banner Health System) 1                                          5.000     01/01/2019              20,381
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2025              64,689
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2032              21,522
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2032             132,288
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.250     07/01/2032              54,410
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Mohave County Elementary School District No. 15 Bullhead 1                 5.000     07/01/2010             126,049
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Navajo County IDA (Stone Container Corp.) 1                                7.400     04/01/2026              46,084


                 84 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      50,000   Parkway Community Facilities District No. 1 (Prescott Valley) 1            5.350%    07/15/2031     $        51,079
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Peoria GO 1                                                                5.250     07/01/2016              50,190
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Peoria Improvement District No. 8401                                       5.300     01/01/2011              40,129
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Phoenix & Pima County IDA (Single Family)                                  5.250     08/01/2038             524,410
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Phoenix Airport 1                                                          6.400     07/01/2012              15,028
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Phoenix Civic Improvement Corp.                                            5.250     07/01/2021              45,167
------------------------------------------------------------------------------------------------------------------------------------
      625,000   Phoenix Civic Improvement Corp. 1                                          5.375     07/01/2029             627,013
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix Civic Improvement Corp. (Courthouse)                               5.250     07/01/2024              25,993
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Phoenix Civic Improvement Corp. Airport                                    5.250     07/01/2022             250,740
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Phoenix Civic Improvement Corp. Airport, Series A 1                        5.000     07/01/2025              30,604
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Phoenix Civic Improvement Corp. Airport, Series B                          5.250     07/01/2022              20,874
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Phoenix Civic Improvement Corp. Airport, Series B 1                        5.250     07/01/2027             469,557
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix Civic Improvement Corp. Airport, Series B                          5.250     07/01/2032              52,137
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix GO                                                                 5.000     07/01/2011              25,275
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Phoenix GO 1                                                               5.000     07/01/2017              10,154
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix GO                                                                 5.000     07/01/2018              25,385
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Phoenix GO                                                                 5.000     07/01/2020              15,224
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Phoenix Hsg. Finance Corp.                                                 6.900     01/01/2023              20,266
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Phoenix IDA (Crossroads Apartments) 1                                      5.200     12/15/2021              40,634
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Phoenix IDA (Espiritu Community Devel. Corp.) 1                            6.250     07/01/2036             366,275
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Phoenix IDA (Gourmet Boutique West)                                        5.875     11/01/2037             996,440
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Phoenix IDA (Single Family Mtg.) 1                                         6.650     10/01/2029             133,497
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Phoenix IDA (Summit Apartments) 1                                          6.550     07/20/2037             246,062
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix IDA (Ventana Palms Apartments) 1                                   6.150     10/01/2029              53,884
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Phoenix Street & Highway                                                   6.000     07/01/2007               5,009
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Phoenix Street & Highway 1                                                 6.100     07/01/2011              40,077
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Pima County IDA (Arizona Charter School) 1                                 6.500     07/01/2023             183,631
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pima County IDA (Charter Schools) 1                                        6.375     07/01/2031              11,400
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pima County IDA (Charter Schools)                                          6.375     07/01/2031              16,237
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Pima County IDA (Christian Senior Living) 1                                5.050     01/01/2037             196,626
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Pima County IDA (Global Water Resources) 1                                 5.750     12/01/2032             150,759
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Pima County IDA (Healthpartners of Southern Arizona) 1                     5.625     04/01/2014             142,985
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Pima County IDA (Horizon Community Learning Center)                        5.250     06/01/2035              85,019
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Pima County IDA (International Studies Academy) 1                          6.750     07/01/2031              72,392
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Pima County IDA (International Studies Academy) 1                          6.750     07/01/2031             112,761
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Pima County IDA (Single Family Mtg.)                                       5.786 3   11/01/2034               9,921
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Pima County IDA (Sonoran Science Academy) 1                                5.750     12/01/2037             124,720
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Pima County IDA (Tucson Country Day School)                                5.000     06/01/2037             150,644
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pima County IDA (Tucson Medical Center)                                    5.000     04/01/2015              10,008
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pima County Junior College District 1                                      7.000     07/01/2009              15,262
------------------------------------------------------------------------------------------------------------------------------------
        5,000   San Luis Civic Improvement Corp. (Excise Tax) 1                            5.000     07/01/2038               5,239


                 85 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$     200,000   San Luis Facility Devel. Corp. (Regional Detention Center)                 7.250%    05/01/2027     $       204,324
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Santa Cruz County Unified School District 1                                6.000     07/01/2009               5,029
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Scottsdale IDA Hospital (Scottsdale Memorial Hospitals) 1                  6.000     09/01/2012              51,454
------------------------------------------------------------------------------------------------------------------------------------
      275,000   Show Low IDA (Navapache Regional Medical Center) 1                         5.000     12/01/2030             286,468
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Tolleson IDA (Copper Cove)                                                 5.450     11/20/2032             130,184
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Tucson IDA (Joint Single Family Mtg.)                                      5.000     01/01/2039             100,337
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Tucson IDA (Joint Single Family Mtg.) 1                                    5.350     01/01/2038              79,684
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Tucson Improvement District Special Assessment (Civano Neighborhood
                Phase 1) 1                                                                 5.000     01/01/2015               5,040
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Tucson Water 1                                                             5.125     07/01/2020              30,102
------------------------------------------------------------------------------------------------------------------------------------
       15,000   University AZ Medical Center Corp. (University Medical Center) 1           5.000     07/01/2013              15,013
------------------------------------------------------------------------------------------------------------------------------------
       35,000   University AZ Medical Center Corp. (University Medical Center) 1           5.000     07/01/2021              35,026
------------------------------------------------------------------------------------------------------------------------------------
        5,000   University AZ Medical Center Corp. (University Medical Center)             5.000     07/01/2033               5,109
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Verrado Community Facilities District No. 1 1                              6.500     07/15/2027             243,070
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Via Linda Road Community Facilities District Scottsdale 1                  5.650     07/15/2018              10,312
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Vistancia Community Facilities District 1                                  6.750     07/15/2022             250,486
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Westpark Community Facilities District 1                                   5.250     07/15/2031             253,560
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Yuma County Jail District                                                  5.250     07/01/2012              50,061
                                                                                                                    ----------------
                                                                                                                         11,488,356

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--40.0%
       20,000   Guam Power Authority, Series A 1                                           5.250     10/01/2023              20,080
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2015              25,402
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             101,980
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             105,631
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   Puerto Rico Children's Trust Fund (TASC)                                   6.342 3   05/15/2050           1,367,400
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             182,462
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           2,003,000
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2019              25,701
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026              76,422
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              90,833
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             100,062
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico 1                                                5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      200,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             205,548
                                                                                                                    ----------------
                                                                                                                          4,671,182

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $16,029,163)--138.4%                                                                   16,159,538
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(38.4)                                                                            (4,487,448)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    11,672,090
                                                                                                                    ================


                 86 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM)  ARIZONA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FMC       Flagstaff Medical Center
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SMC       Sedona Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Highways/Railways                                        $  2,225,539      13.8%
Tobacco Settlement Payments                                 1,473,031       9.1
Marine/Aviation Facilities                                  1,465,953       9.1
Special Tax                                                 1,298,757       8.0
Hospital/Health Care                                        1,203,285       7.4
Education                                                   1,123,079       7.0
Multifamily Housing                                         1,054,937       6.5
Manufacturing, Non-Durable Goods                              996,440       6.2
Single Family Housing                                         847,849       5.2
Higher Education                                              682,644       4.2
Special Assessment                                            607,684       3.8
Municipal Leases                                              584,615       3.6
Adult Living Facilities                                       532,488       3.3
General Obligation                                            392,216       2.4
Water Utilities                                               339,186       2.1
Electric Utilities                                            317,014       2.0
Sewer Utilities                                               244,348       1.5
Student Loans                                                 211,679       1.3
Sales Tax Revenue                                             210,557       1.3
Airlines                                                      190,895       1.2
Pollution Control                                             111,258       0.7
Paper, Containers & Packaging                                  46,084       0.3
                                                         -----------------------
Total                                                    $ 16,159,538     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 87 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--145.3%
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--79.8%
$      25,000   Allegany County Industrial Devel. (Moran Manor Care Center) 1             12.450%    02/01/2027     $        29,390
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County (Consolidated Water & Sewer) 1                         5.750     07/15/2010              10,017
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Anne Arundel County GO 1                                                   5.375     04/01/2011              40,053
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County Solid Waste 1                                          5.200     09/01/2010              10,113
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Anne Arundel County Solid Waste 1                                          5.400     09/01/2013              20,226
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Anne Arundel County Solid Waste 1                                          5.500     09/01/2015              50,564
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Anne Arundel County Solid Waste 1                                          5.500     09/01/2016             101,123
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County Solid Waste 1                                          5.750     07/15/2008              10,017
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Baltimore City Hsg. Corp. 1                                                7.750     10/01/2009              10,039
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Baltimore Convention Center 1                                              5.500     09/01/2014              20,878
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Baltimore Convention Center 1                                              5.875     09/01/2039              53,191
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Baltimore County Mtg. (Shelter Eldercare Foundation) 1                     7.000     11/01/2012              20,951
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Baltimore GO 1                                                             5.000     10/15/2015               5,115
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Baltimore Pollution Control (General Motors Corp.) 1                       5.350     04/01/2008             114,897
------------------------------------------------------------------------------------------------------------------------------------
      936,000   Baltimore Special Obligation (North Locust Point) 1                        5.500     09/01/2034             979,009
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Brunswick Special Obligation (Brunswick Crossing) 1                        5.500     07/01/2036             205,158
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Calvert County Economic Devel. (Asbury-Solomons) 1                         5.000     01/01/2027              41,190
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Frederick (Carrollton Apartments) 1                                        5.650     09/01/2013              35,444
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Frederick (Carrollton Apartments) 1                                        5.850     03/01/2028              10,264
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Frederick County Economic Devel. (YMCA of Frederick) 1                     6.000     10/01/2023             102,870
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Frederick County Educational Facilities (Mount St. Mary's College) 1       5.625     09/01/2038             214,886
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Frederick County Educational Facilities (Mount St. Mary's College) 1       5.800     09/01/2030              52,155
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Harford County GO 1                                                        5.000     03/01/2014              30,331
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Howard County Retirement Community (Vantage House Facility) 1,2            5.250     04/01/2037             358,204
------------------------------------------------------------------------------------------------------------------------------------
      450,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    4.800     09/01/2042             446,571
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    4.850     09/01/2047             248,323
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    5.125     05/01/2022              41,078
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    5.150     07/01/2028              61,001
------------------------------------------------------------------------------------------------------------------------------------
      155,000   MD Community Devel. People's Resource Center (Auburn Manor
                Apartments) 1                                                              5.300     10/01/2028             158,137
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's Resource Center (Edgewater Village) 1         5.550     08/01/2014               5,226
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's Resource Center (Infrastructure
                Financing) 1                                                               5.900     06/01/2026               5,058
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD Community Devel. People's Resource Center (Residential) 1               5.000     09/01/2012             204,208
------------------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's Resource Center (Residential) 1               5.150     03/01/2018              91,909
------------------------------------------------------------------------------------------------------------------------------------
      295,000   MD Community Devel. People's Resource Center (Residential) 1               5.250     09/01/2019             301,531
------------------------------------------------------------------------------------------------------------------------------------
      270,000   MD Community Devel. People's Resource Center (Residential) 1               5.250     09/01/2029             275,327
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MD Community Devel. People's Resource Center (Residential) 1               5.300     09/01/2023             117,351
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MD Community Devel. People's Resource Center (Residential) 1               5.375     09/01/2022             256,055
------------------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's Resource Center (Residential) 1               5.375     09/01/2024              92,097
------------------------------------------------------------------------------------------------------------------------------------
      280,000   MD Community Devel. People's Resource Center (Residential) 1               5.450     09/01/2032             287,476
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center (Residential) 1               5.500     09/01/2022              30,962


                 88 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$     250,000   MD Community Devel. People's Resource Center (Waters Landing II
                Apartments) 1                                                              5.875%    08/01/2033     $       261,450
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD Community Devel. People's Resource Center, Series A 1                   5.050     07/01/2047              50,835
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center, Series A 1                   5.100     07/01/2023              30,553
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MD Community Devel. People's Resource Center, Series A 1                   5.400     07/01/2022              10,321
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center, Series A 1                   5.500     07/01/2030              30,582
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD Community Devel. People's Resource Center, Series A 1                   5.550     07/01/2031              25,810
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MD Community Devel. People's Resource Center, Series A 1                   5.950     07/01/2023              35,637
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MD Community Devel. People's Resource Center, Series A 1                   6.000     07/01/2039              71,563
------------------------------------------------------------------------------------------------------------------------------------
      175,000   MD Community Devel. People's Resource Center, Series B 1                   5.750     07/01/2039             177,968
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MD Community Devel. People's Resource Center, Series C 1                   5.650     07/01/2039              15,340
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MD Community Devel. People's Resource Center, Series C 1                   6.150     01/01/2021              10,367
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MD Community Devel. People's Resource Center, Series D 1                   6.250     07/01/2031             518,510
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD EDC Student Hsg. (Bowie State University) 1                             5.375     06/01/2033             194,510
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD EDC Student Hsg. (Bowie State University) 1                             6.000     06/01/2023              51,433
------------------------------------------------------------------------------------------------------------------------------------
      650,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation) 1                         6.000     06/01/2030             674,629
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD Energy Financing Administration Solid Waste Disposal (Wheelabrator
                Water) 1                                                                   6.450     12/01/2016              25,541
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MD H&HEFA (Broadmead) 1                                                    5.500     07/01/2017              71,567
------------------------------------------------------------------------------------------------------------------------------------
      125,000   MD H&HEFA (Edenwald) 1                                                     5.200     01/01/2024             129,400
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Edenwald) 1                                                     5.400     01/01/2031              52,228
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald) 1                                                     5.400     01/01/2037             208,212
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (HMH) 1                                                          5.500     01/01/2020              25,551
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (HMH/Fallston General Hospital Obligated Group) 1                5.125     01/01/2033              25,466
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD H&HEFA (Johns Hopkins Hospital) 1                                       5.500     07/01/2026              30,613
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MD H&HEFA (Johns Hopkins University) 1                                     5.625     07/01/2027             117,770
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MD H&HEFA (King Farm Presbyterian Community) 1                             5.300     01/01/2037             514,500
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD H&HEFA (Loyola College) 1                                               5.000     10/01/2039               5,118
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (Medstar Health) 1                                               5.500     08/15/2033              26,642
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MD H&HEFA (Montgomery General Hospital) 1                                  5.000     07/01/2023             111,619
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MD H&HEFA (Montgomery General Hospital) 1                                  5.625     07/01/2018              45,065
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MD H&HEFA (Peninsula United Methodist Homes) 1                             5.750     10/01/2026              20,323
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Roland Park Place) 1                                            5.500     07/01/2014              50,102
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Roland Park Place) 1                                            5.625     07/01/2018              50,054
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group) 1                          5.250     07/01/2035             156,186
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Union Hospital of Cecil County) 1                               5.100     07/01/2022              50,847
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (University of Maryland Medical System) 1                        5.250     07/01/2034              25,903
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Washington Christian Academy) 1                                 5.250     07/01/2018              51,087
------------------------------------------------------------------------------------------------------------------------------------
      300,000   MD H&HEFA (Washington Christian Academy) 1                                 5.500     07/01/2038             308,988
------------------------------------------------------------------------------------------------------------------------------------
       75,000   MD Industrial Devel. Financing Authority (Bon Secours Health Systems) 1    5.500     08/15/2020              75,469
------------------------------------------------------------------------------------------------------------------------------------
      205,000   MD Industrial Devel. Financing Authority (Bon Secours Health Systems) 1    5.500     08/15/2024             206,199
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD Industrial Devel. Financing Authority (Our Lady of Good Counsel) 1      6.000     05/01/2035              53,754
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.125     12/15/2008             150,171


                 89 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      10,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.300%    12/15/2010     $        10,013
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.375     12/15/2012              40,053
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.375     12/15/2013              20,027
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Montgomery County Hsg. Opportunities Commission (Avalon Knoll) 1           6.150     07/01/2026              55,931
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County Hsg. Opportunities Commission (MHP Landings Edge) 1      5.050     07/01/2028              50,831
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.) 1       6.050     07/01/2026              10,038
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series A 1                                                                 6.000     07/01/2020               5,021
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series B 1                                                                 5.000     07/01/2023              40,820
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series B 1                                                                 6.300     07/01/2016              25,385
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series C 1                                                                 7.150     07/01/2023              35,047
------------------------------------------------------------------------------------------------------------------------------------
      155,000   Montgomery County Hsg. Opportunities Commission (Single Family Mtg.) 1     6.191 3   07/01/2031              34,491
------------------------------------------------------------------------------------------------------------------------------------
      145,000   Montgomery County Hsg. Opportunities Commission (Single Family Mtg.),
                Series A 1                                                                 5.509 3   07/01/2028              44,815
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Prince Georges County Hsg. Authority (Langley Gardens Apartments) 1        5.750     08/20/2029              20,665
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Prince Georges County Hsg. Authority (Langley Gardens Apartments) 1        5.875     02/20/2039              72,330
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Prince Georges County IDA (Hyattsville District Court Facility) 1          5.900     07/01/2007              10,018
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Prince Georges County Local Government 1                                   6.050     08/01/2012              65,122
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Prince Georges County Special District (Victoria Falls) 1                  5.250     07/01/2035             254,713
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Prince Georges County Special Obligation (National Harbor) 1               5.200     07/01/2034              51,226
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Prince Georges County Special Obligation (Woodview Village) 1              5.000     07/01/2032             104,691
                                                                                                                    ----------------
                                                                                                                         10,847,515

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--65.5%
      230,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.375     05/15/2033             240,874
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039              36,772
------------------------------------------------------------------------------------------------------------------------------------
      270,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             285,204
------------------------------------------------------------------------------------------------------------------------------------
   30,000,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.342 3   05/15/2050           2,051,100
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                              5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Electric Power Authority, Series AA 1                          5.375     07/01/2027              20,374
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             516,230
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Puerto Rico Highway & Transportation Authority 1                           5.500     07/01/2036             204,349
------------------------------------------------------------------------------------------------------------------------------------
      260,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043             282,935
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Puerto Rico Highway & Transportation Authority, Series M 1                 5.000     07/01/2046             625,584
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           3,004,500
------------------------------------------------------------------------------------------------------------------------------------
      890,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             908,379
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico ITEMECF (El Nuevo Dia) 1                                       6.150     12/01/2026              50,061
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              50,463
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023              60,029
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2030             209,192
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2036             260,723
                                                                                                                    ----------------
                                                                                                                          8,911,167


                 90 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $19,662,542)--145.3%                                                              $    19,758,682
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(45.3)                                                                            (6,162,787)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    13,595,895
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
HFC       Housing Finance Corp.
HMH       Hartford Memorial Hospital
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHP       Mercy Health Plan
ROLs      Residual Option Longs
S&EPF     Sheppard & Enoch Pratt Foundation
SPHS      Sheppard Pratt Health System
SPI       Sheppard Pratt Investments
SPPP      Sheppard Pratt Physicians Pennsylvania
TASC      Tobacco Settlement Asset-Backed Bonds
YMCA      Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           MARKET VALUE             PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                                   $ 4,122,426                20.9%
Single Family Housing                                                                                 3,131,088                15.8
Tobacco Settlement Payments                                                                           2,613,950                13.2
Multifamily Housing                                                                                   1,797,142                 9.1
Higher Education                                                                                      1,780,416                 9.0
Adult Living Facilities                                                                               1,353,872                 6.9
Airlines                                                                                              1,018,871                 5.2
Special Assessment                                                                                      979,009                 5.0
Hospital/Health Care                                                                                    971,809                 4.9
Special Tax                                                                                             459,871                 2.3
Education                                                                                               413,829                 2.1
Hotels, Restaurants & Leisure                                                                           294,333                 1.5
General Obligation                                                                                      265,053                 1.3
Resource Recovery                                                                                       207,567                 1.0
Manufacturing, Durable Goods                                                                            164,958                 0.8
Not-for-Profit Organization                                                                             102,870                 0.5
Marine/Aviation Facilities                                                                               51,226                 0.3
Electric Utilities                                                                                       20,374                 0.1
Municipal Leases                                                                                         10,018                 0.1
                                                                                                    --------------------------------
Total                                                                                               $19,758,682               100.0%
                                                                                                    ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 91 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--164.6%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--93.0%
$      10,000   Billerica GO 1                                                             5.500%    10/15/2016     $        10,115
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Boxford GO                                                                 5.650     06/15/2011             201,774
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Chicopee GO                                                                5.700     08/01/2012             101,153
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MA Convention Center Authority (Boston Common Parking Garage) 1            5.375     09/01/2013              35,045
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Devel. Finance Agency (Boston Biomedical Research)                      5.650     02/01/2019              10,391
------------------------------------------------------------------------------------------------------------------------------------
      160,000   MA Devel. Finance Agency (Boston Biomedical Research) 1                    5.750     02/01/2029             165,979
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA Devel. Finance Agency (Boston University) 1                             5.375     05/15/2039              56,219
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA Devel. Finance Agency (Curry College) 1                                 5.000     03/01/2035             154,442
------------------------------------------------------------------------------------------------------------------------------------
      130,000   MA Devel. Finance Agency (Curry College) 1                                 5.000     03/01/2036             134,245
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MA Devel. Finance Agency (Emerson College) 1                               5.000     01/01/2023             264,315
------------------------------------------------------------------------------------------------------------------------------------
      240,000   MA Devel. Finance Agency (Evergreen Center) 1                              5.500     01/01/2035             246,761
------------------------------------------------------------------------------------------------------------------------------------
      240,000   MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated
                Group) 1                                                                   5.750     07/01/2023             247,308
------------------------------------------------------------------------------------------------------------------------------------
      765,000   MA Devel. Finance Agency (Nichols College) 1                               6.000     10/01/2024             796,748
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MA Devel. Finance Agency (Ogden Haverhill) 1                               5.500     12/01/2019              25,917
------------------------------------------------------------------------------------------------------------------------------------
      320,000   MA Devel. Finance Agency (Pacific Rim Charter Public School) 1             5.125     06/01/2031             336,592
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Devel. Finance Agency (Pharmacy & Allied Health Sciences) 1             5.750     07/01/2033             107,440
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA Devel. Finance Agency (Regis College) 1                                 5.250     10/01/2018              59,668
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA Devel. Finance Agency (The Wheeler School) 1                            6.250     12/01/2019              21,029
------------------------------------------------------------------------------------------------------------------------------------
      225,000   MA Devel. Finance Agency (VOA Ayer) 1                                      6.200     02/20/2046             255,254
------------------------------------------------------------------------------------------------------------------------------------
       85,000   MA Educational Financing Authority, Issue E 1                              5.550     07/01/2009              85,570
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Educational Financing Authority, Issue E 1                              5.850     07/01/2014              40,326
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA Educational Financing Authority, Issue G                                6.000     12/01/2016             207,002
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Educational Financing Authority, Series C 1                             5.200     12/01/2016              15,035
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MA GO 1                                                                    5.250     11/01/2026             572,865
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA H&EFA (Bentley College)                                                 5.125     07/01/2028              61,436
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA H&EFA (Beverly Hospital Corp.) 1                                        5.250     07/01/2023              40,038
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Boston College)                                                  5.250     06/01/2023              10,012
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA H&EFA (Boston Medical Center) 1                                         5.000     07/01/2029              20,439
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA H&EFA (Burbank Hospital)                                                6.125     08/01/2013              55,150
------------------------------------------------------------------------------------------------------------------------------------
      260,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.625     07/01/2020             268,575
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.700     07/01/2015             103,574
------------------------------------------------------------------------------------------------------------------------------------
      480,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.750     07/01/2028             497,659
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Covenant Health System/St. Joseph Hospital) 1                    6.000     07/01/2031              10,811
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Hallmark Heath System)                                           5.000     07/01/2021              10,199
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA H&EFA (Harvard Pilgrim Health Care)                                     5.000     07/01/2028               5,082
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MA H&EFA (Holyoke Hospital) 1                                              6.500     07/01/2015             115,043
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA H&EFA (Jordan Hospital) 1                                               5.250     10/01/2023             151,551
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA H&EFA (Jordan Hospital) 1                                               5.375     10/01/2028              50,740
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA H&EFA (Learning Center for Deaf Children) 1                             6.125     07/01/2029             102,225


                 92 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      25,000   MA H&EFA (Lowell General Hospital) 1                                       5.250%    06/01/2016     $        25,554
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (N.E. Health)                                                     5.200     08/01/2028              10,300
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA H&EFA (New England Medical Center) 1                                    5.100     07/01/2008              15,016
------------------------------------------------------------------------------------------------------------------------------------
      135,000   MA H&EFA (New England Medical Center) 1                                    5.375     07/01/2024             135,140
------------------------------------------------------------------------------------------------------------------------------------
       65,000   MA H&EFA (North Adams Regional Hospital) 1                                 6.750     07/01/2009              65,932
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Partners Healthcare System) 1                                    5.125     07/01/2019              10,289
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA H&EFA (Partners Healthcare System) 1                                    5.375     07/01/2017             152,097
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MA H&EFA (Partners Healthcare System)                                      5.375     07/01/2024              45,603
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MA H&EFA (Saint Memorial Medical Center)                                   6.000     10/01/2023              70,075
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA H&EFA (South Shore Hospital)                                            5.500     07/01/2013             200,256
------------------------------------------------------------------------------------------------------------------------------------
      495,000   MA H&EFA (South Shore Hospital)                                            5.500     07/01/2020             500,856
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center
                Obligated Group)                                                           5.000     07/01/2028              25,580
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                                 5.300     11/15/2028             204,310
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA HFA 1                                                                   5.050     12/01/2007              20,012
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA HFA 1                                                                   5.200     07/01/2018              10,208
------------------------------------------------------------------------------------------------------------------------------------
      175,000   MA HFA 1                                                                   5.550     07/01/2027             177,224
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MA HFA (Single Family) 1                                                   5.000     12/01/2031             511,085
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA HFA (Single Family)                                                     5.300     12/01/2012              30,028
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA HFA, Series A 1                                                         5.375     06/01/2016              30,204
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA HFA, Series A 1                                                         5.500     07/01/2030               5,065
------------------------------------------------------------------------------------------------------------------------------------
      300,000   MA HFA, Series A                                                           5.550     07/01/2032             311,454
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA HFA, Series A 1                                                         5.800     07/01/2030             104,439
------------------------------------------------------------------------------------------------------------------------------------
       95,000   MA HFA, Series B 1                                                         5.400     12/01/2028              97,631
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MA HFA, Series B                                                           5.550     07/01/2040              71,885
------------------------------------------------------------------------------------------------------------------------------------
       80,000   MA HFA, Series C                                                           5.450     07/01/2018              80,962
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA HFA, Series D 2                                                         4.850     06/01/2040           2,002,080
------------------------------------------------------------------------------------------------------------------------------------
      425,000   MA HFA, Series H 1                                                         5.000     12/01/2028             433,683
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA HFA, Series H                                                           6.650     07/01/2041              63,932
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA HFA, Series P 1                                                         5.000     12/01/2023              10,231
------------------------------------------------------------------------------------------------------------------------------------
      105,000   MA Industrial Finance Agency (Arbors at Taunton) 1                         5.500     06/20/2040             109,428
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA Industrial Finance Agency (Avon Associates)                             5.375     04/01/2020              20,092
------------------------------------------------------------------------------------------------------------------------------------
      120,000   MA Industrial Finance Agency (Babson College) 1                            5.250     10/01/2027             123,152
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Industrial Finance Agency (Babson College)                              5.375     10/01/2017              15,389
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Industrial Finance Agency (Cambridge Friends School) 1                  5.800     09/01/2028             102,056
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   MA Industrial Finance Agency (Concord Academy)                             5.500     09/01/2027           1,231,224
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Industrial Finance Agency (Deerfield Academy) 1                         5.000     10/01/2023              15,372
------------------------------------------------------------------------------------------------------------------------------------
      415,000   MA Industrial Finance Agency (General Motors Corp.) 1                      5.550     04/01/2009             416,033
------------------------------------------------------------------------------------------------------------------------------------
      400,000   MA Industrial Finance Agency (Massachusetts American Water Company)        6.900     12/01/2029             405,516
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Industrial Finance Agency (Nantucket Electric Company) 1                5.875     07/01/2017             102,143


                 93 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      80,000   MA Industrial Finance Agency (Orchard Cove)                                6.450%    05/01/2011     $        81,749
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Industrial Finance Agency (Orchard Cove) 1                              6.550     05/01/2018              40,864
------------------------------------------------------------------------------------------------------------------------------------
      145,000   MA Industrial Finance Agency (St. John's High School) 1                    5.350     06/01/2028             148,271
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Industrial Finance Authority (Babson College)                           5.250     10/01/2027              40,916
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Municipal Wholesale Electric Company Water Supply System 1              5.000     07/01/2010              30,759
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Bosfuel Corp.)                                          5.500     07/01/2012              30,699
------------------------------------------------------------------------------------------------------------------------------------
      160,000   MA Port Authority (Bosfuel Corp.) 1                                        5.500     07/01/2018             163,754
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Port Authority (Bosfuel Corp.)                                          5.625     07/01/2021              10,238
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2022              10,238
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2023              35,832
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2027              30,713
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Port Authority (Bosfuel Corp.)                                          5.750     07/01/2039              40,968
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA Port Authority (Delta Air Lines) 1                                      5.000     01/01/2021              56,552
------------------------------------------------------------------------------------------------------------------------------------
    1,270,000   MA Port Authority (Delta Air Lines) 1                                      5.000     01/01/2027           1,300,366
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Delta Air Lines)                                        5.200     01/01/2020              31,232
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Port Authority (US Airways)                                             5.625     09/01/2011              15,324
------------------------------------------------------------------------------------------------------------------------------------
      290,000   MA Port Authority (US Airways) 1                                           5.875     09/01/2023             296,313
------------------------------------------------------------------------------------------------------------------------------------
      800,000   MA Port Authority, Series B 1                                              5.375     07/01/2027             809,432
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Port Authority, Series C                                                5.125     07/01/2020              15,198
------------------------------------------------------------------------------------------------------------------------------------
      220,000   MA Port Authority, Series E 1                                              5.000     07/01/2028             221,496
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA Port Authority, Series E 1                                              5.000     07/01/2028              50,660
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MA Port Authority, Series E                                                5.000     07/01/2028             111,405
------------------------------------------------------------------------------------------------------------------------------------
      365,000   MA Turnpike Authority, Series A 1                                          5.000     01/01/2037             371,033
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA Turnpike Authority, Series A 1                                          5.125     01/01/2023              56,150
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA Water Pollution Abatement Trust 1                                       5.125     08/01/2010               5,056
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA Water Pollution Abatement Trust 1                                       5.375     08/01/2027               5,212
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Mansfield GO 1                                                             5.500     08/15/2010             203,338
------------------------------------------------------------------------------------------------------------------------------------
      300,000   New England Education Loan Marketing Corp. 1                               6.900     11/01/2009             315,723
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Quincy (Quincy Hospital) 1                                                 5.500     01/15/2013              50,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Taunton GO                                                                 5.000     02/01/2016             102,117
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Worcester GO                                                               5.700     08/01/2013             126,394
                                                                                                                    ----------------
                                                                                                                         18,423,329

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--71.6%
      110,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             112,178
------------------------------------------------------------------------------------------------------------------------------------
    1,550,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039           1,628,477
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             454,213
------------------------------------------------------------------------------------------------------------------------------------
   24,800,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.418 3   05/15/2050           1,695,576
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2032             428,572
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Puerto Rico Electric Power Authority, Series NN 1                          5.125     07/01/2029             209,116
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             464,607


                 94 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     100,000   Puerto Rico Highway & Transportation Authority, Series AA 1                5.000%    07/01/2035     $       103,159
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043              70,734
------------------------------------------------------------------------------------------------------------------------------------
      255,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040             277,335
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             104,264
------------------------------------------------------------------------------------------------------------------------------------
    5,400,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           5,408,100
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             214,337
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Infrastructure                                                 5.000     07/01/2046             103,927
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026              76,422
------------------------------------------------------------------------------------------------------------------------------------
    1,240,000   Puerto Rico Port Authority (American Airlines), Series A                   6.250     06/01/2026           1,251,470
------------------------------------------------------------------------------------------------------------------------------------
      425,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             425,264
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico, Series Q                                        5.000     06/01/2036           1,042,890
------------------------------------------------------------------------------------------------------------------------------------
       50,000   V.I. Public Finance Authority (Hovensa Refinery)                           6.125     07/01/2022              55,181
------------------------------------------------------------------------------------------------------------------------------------
       35,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                           5.000     05/15/2021              35,544
                                                                                                                    ----------------
                                                                                                                         14,161,366

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $32,387,708)--164.6%                                                                   32,584,695
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(64.6)                                                                           (12,782,491)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    19,802,204
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Authority
HFC       Housing Finance Corp.
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System


                 95 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           MARKET VALUE             PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                               $     6,390,775                19.6%
Higher Education                                                                                      4,413,819                13.5
Tobacco Settlement Payments                                                                           3,813,810                11.7
Airlines                                                                                              3,590,858                11.0
Hospital/Health Care                                                                                  3,204,527                 9.8
Single Family Housing                                                                                 3,142,482                 9.6
General Obligation                                                                                    1,746,328                 5.4
Marine/Aviation Facilities                                                                            1,530,633                 4.7
Multifamily Housing                                                                                   1,282,248                 3.9
Education                                                                                               623,320                 1.9
Not-for-Profit Organization                                                                             525,356                 1.6
Water Utilities                                                                                         522,750                 1.6
Adult Living Facilities                                                                                 446,431                 1.4
Manufacturing, Durable Goods                                                                            416,033                 1.3
Student Loans                                                                                           347,933                 1.1
Electric Utilities                                                                                      342,018                 1.1
Special Tax                                                                                             103,927                 0.3
Pollution Control                                                                                        60,393                 0.2
Parking Fee Revenue                                                                                      55,137                 0.2
Resource Recovery                                                                                        25,917                 0.1
                                                                                                ------------------------------------
Total                                                                                           $    32,584,695               100.0%
                                                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 96 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--147.6%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--97.3%
$      15,000   Anchor Bay School District 1                                               5.000%    05/01/2030     $        15,663
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Barry County Building Authority (Medical Care Facility)                    6.000     07/01/2016              15,580
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Belleville GO 1                                                            5.400     11/01/2012              15,388
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Benton Harbor Charter COP                                                  8.000     05/01/2032              19,901
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Birch Run Township 1                                                       7.100     05/01/2009               5,014
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Brandon School District 1                                                  5.000     05/01/2026              85,919
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Byron Center Public Schools                                                5.000     05/01/2024              25,286
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Calhoun County (Water Supply System) 1                                     5.750     05/01/2019              15,323
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Center Academy COP 1                                                       7.500     10/01/2029              15,000
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Chelsea EDC (United Methodist Retirement Communities) 1                    5.400     11/15/2027             100,965
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Chippewa Valley Schools (School Building & Site) 1                         5.000     05/01/2026              10,502
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Clare County Sewer Disposal System 1                                       5.750     11/01/2019              20,624
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Clawson City School District 1                                             5.000     05/01/2024              80,916
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Coldwater Community Schools                                                5.125     05/01/2023              30,036
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Coldwater Community Schools                                                5.125     05/01/2023              20,020
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Concord Academy Boyne COP                                                  7.000     10/01/2019              34,616
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Concord Academy Petoskey COP 1                                             8.375     12/01/2030              69,141
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Dearborn EDC (Oakwood Obligated Group) 1                                   5.250     08/15/2014              45,049
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Dearborn EDC (Oakwood Obligated Group)                                     5.250     08/15/2021             120,114
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Dearborn EDC (OHC/UC Obligated Group) 1                                    5.875     11/15/2025              65,749
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Detroit City School District 1                                             5.000     05/01/2028             155,931
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Detroit GO 2                                                               5.000     04/01/2025           1,057,540
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Detroit GO 1                                                               5.500     04/01/2014              15,171
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Detroit Local Devel. Finance Authority 1                                   5.500     05/01/2021             197,053
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Detroit Local Devel. Finance Authority 1                                   5.500     05/01/2021              51,509
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Detroit Local Devel. Finance Authority (Chrysler Corp.)                    5.375     05/01/2018              40,623
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Detroit Local Devel. Finance Authority (Chrysler Corp.)                    5.375     05/01/2021              91,386
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Detroit Sewer Disposal System                                              4.191 3   07/01/2032             500,800
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Detroit Sewer Disposal System 2                                            4.191 3   07/01/2032           2,003,200
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Detroit Water Supply System, Series A                                      5.000     07/01/2027             435,315
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Detroit Wayne County Stadium Authority                                     5.250     02/01/2027             153,149
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Devon Trace Hsg. Corp. 1                                                   7.375     08/01/2023              45,573
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Farmington Hills EDC (Botsford General Hospital) 1                         5.750     02/15/2025             175,256
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Ferris State University                                                    5.000     10/01/2028              80,802
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Flint Hospital Building Authority (Hurley Medical Center)                  5.250     07/01/2016              81,513
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2018             100,331
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2028              60,131
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2028             183,587
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Garden City Hospital Finance Authority (Garden City Hospital
                Osteopathic Group) 1                                                       5.750     09/01/2017              25,315


                 97 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     110,000   George Washington Carver Public School Academy COP 1                       8.000%    09/01/2017     $       113,974
------------------------------------------------------------------------------------------------------------------------------------
      450,000   George Washington Carver Public School Academy COP 1                       8.125     09/01/2030             465,188
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Grand Rapids & Kent County Joint Building Authority 1                      5.000     01/01/2012              15,014
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Grand Rapids Community College                                             5.000     05/01/2022              25,286
------------------------------------------------------------------------------------------------------------------------------------
      425,000   Grand Rapids Downtown Devel. Authority                                     6.600     06/01/2008             430,721
------------------------------------------------------------------------------------------------------------------------------------
      780,000   Grand Rapids Downtown Devel. Authority 1                                   6.875     06/01/2024             809,858
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Gratiot County EDC (Michigan Masonic Home) 1                               5.000     11/15/2020             140,123
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Hamburg Township Wastewater Treatment Plant                                5.500     07/01/2016              10,175
------------------------------------------------------------------------------------------------------------------------------------
      255,000   Highland Park Building Authority                                           7.750     05/01/2018             289,626
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Hillsdale Hospital Finance Authority (Community Health Center)             5.250     05/15/2026              40,788
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Holt Public Schools 1                                                      5.125     05/01/2021              40,048
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Holt Public Schools 1                                                      5.250     05/01/2016              40,053
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Howell Public Schools (School Building & Site) 1                           5.000     05/01/2029               5,275
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Jackson County Hospital Finance Authority (W.A. Foote Memorial
                Hospital)                                                                  5.250     06/01/2017               5,110
------------------------------------------------------------------------------------------------------------------------------------
       30,000   John Tolfree Health System Corp. 1                                         5.850     09/15/2013              30,885
------------------------------------------------------------------------------------------------------------------------------------
      260,000   John Tolfree Health System Corp. 1                                         6.000     09/15/2023             266,955
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Kent County Airport Facility (Kent County International Airport) 1         5.000     01/01/2028              50,708
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Lincoln Park School District 1                                             5.000     05/01/2020              30,031
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Lincoln Park School District                                               5.000     05/01/2026              25,270
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Mackinac Island Sanitary Sewer Disposal & Water Supply System              5.000     03/01/2028             204,938
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Macomb County Hospital Finance Authority (Mt. Clemens General
                Hospital) 1                                                                5.875     11/15/2034              10,615
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Melvindale Water Supply & Sewer 1                                          5.700     06/01/2016              35,411
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Meridian EDC (Burcham Hills Retirement Center II)                          7.750     07/01/2019              51,081
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Facilities Authority (Calvin College)                  5.350     06/01/2013              20,492
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Higher Education Facilities Authority (Calvin College)                  5.550     06/01/2017              15,379
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Higher Education Student Loan Authority 1                               5.000     03/01/2031             207,290
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MI Higher Education Student Loan Authority 1                               5.400     06/01/2018              56,219
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Student Loan Authority 1                               5.750     06/01/2013              20,244
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Central Michigan Community Hospital) 1      6.250     10/01/2027              10,201
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hospital Finance Authority (Chelsea Community Hospital) 1               5.375     05/15/2019              15,254
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MI Hospital Finance Authority (Crittenton Hospital Medical Center) 1       5.625     03/01/2027              64,141
------------------------------------------------------------------------------------------------------------------------------------
      350,000   MI Hospital Finance Authority (Detroit Medical Center Obligated Group)     5.250     08/15/2023             357,413
------------------------------------------------------------------------------------------------------------------------------------
      630,000   MI Hospital Finance Authority (Detroit Medical Group)                      5.250     08/15/2027             645,120
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MI Hospital Finance Authority (Henry Ford Health System) 1                 5.250     11/15/2046             158,474
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Holland Community Hospital)                 5.600     01/01/2021              10,212
------------------------------------------------------------------------------------------------------------------------------------
      120,000   MI Hospital Finance Authority (McLaren Health Care Corp.) 1                5.000     06/01/2028             121,952
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hospital Finance Authority (McLaren Health Care Corp.)                  5.000     06/01/2028              15,297
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Hospital Finance Authority (Mercy Health Services) 1                    5.250     08/15/2027               5,075
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority (Oakwood Obligated Group)                    5.000     08/15/2026              20,429
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1                  5.000     08/15/2031              10,180
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1                  5.125     08/15/2025              56,286


                 98 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      75,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital) 1             6.000%    02/01/2024     $        75,038
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
                Manor Nursing Home) 1                                                      5.500     07/01/2015              20,073
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                     6.625     01/01/2016              10,106
------------------------------------------------------------------------------------------------------------------------------------
      125,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                     6.700     01/01/2026             126,330
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MI Hospital Finance Authority (St. John Health System)                     5.000     05/15/2028              35,753
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Hospital Finance Authority (St. John Medical Center) 1                  5.250     05/15/2026               5,077
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.) 1                   5.500     01/15/2018              45,041
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hsg. Devel. Authority (Breton Village Green) 1                          5.625     10/15/2018              15,017
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Hsg. Devel. Authority (Charter Square) 1                                5.500     01/15/2021              50,042
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                                   6.100     10/01/2033             112,373
------------------------------------------------------------------------------------------------------------------------------------
      140,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.) 1                       7.911 4   04/01/2014              78,968
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MI Hsg. Devel. Authority, Series D 1                                       5.200     10/01/2042             257,725
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Job Devel. Authority Pollution Control (General Motors Corp.) 1         5.550     04/01/2009              50,050
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              4.750     12/01/2009              10,009
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Municipal Bond Authority 1                                              5.000     11/01/2009               5,005
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority                                                5.375     11/01/2017              10,096
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MI Municipal Bond Authority 1                                              5.500     11/01/2027             150,167
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              5.650     05/01/2011              10,016
------------------------------------------------------------------------------------------------------------------------------------
       80,000   MI Municipal Bond Authority 1                                              6.000     12/01/2013              81,139
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              6.100     05/01/2011              10,018
------------------------------------------------------------------------------------------------------------------------------------
      165,000   MI Municipal Bond Authority 1                                              6.125     12/01/2018             167,492
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MI Municipal Bond Authority 1                                              7.250     11/01/2010              25,072
------------------------------------------------------------------------------------------------------------------------------------
      400,000   MI Public Educational Facilities Authority (Black River School) 1          5.800     09/01/2030             411,820
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Public Educational Facilities Authority (Old Redford Academy) 1         6.000     12/01/2035             210,394
------------------------------------------------------------------------------------------------------------------------------------
      565,000   MI Strategic Fund (Clark Retirement Community/Clark Retirement
                Community Foundation Obligated Group)                                      5.300     06/01/2024             585,419
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark
                Retirement Community Foundation Obligated Group)                           5.650     09/01/2029              26,361
------------------------------------------------------------------------------------------------------------------------------------
      180,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.450     09/01/2029             188,156
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.550     09/01/2029              47,255
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.650     09/01/2029             210,886
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company) 1              5.500     12/01/2028              53,540
------------------------------------------------------------------------------------------------------------------------------------
      105,000   MI Strategic Fund Limited Obligation (Ford Motor Company), Series A 1      6.550     10/01/2022             106,794
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.)                6.250     11/01/2015              46,360
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MI Strategic Fund Pollution Control (General Motors Corp.)                 6.200     09/01/2020             101,140
------------------------------------------------------------------------------------------------------------------------------------
      740,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1               7.000 3   04/01/2008             740,000
------------------------------------------------------------------------------------------------------------------------------------
      225,000   MI Strategic Fund Solid Waste (S.D. Warren & Company) 1                    7.375     01/15/2022             228,863
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Trunk Line Dept. of Treasury                                            5.000     11/01/2026              51,252
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Monroe County Water Supply 1                                               5.000     05/01/2025              20,627
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Muskegon County Building Authority                                         5.500     07/01/2007              20,025


                 99 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      75,000   Northern MI University 1                                                   5.000%    12/01/2025     $        76,453
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Northern MI University 1                                                   5.125     12/01/2020              15,332
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Northview Public Schools District 1                                        5.000     05/01/2018              10,134
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Oakland County (John E. Olsen Drain District) 1                            5.900     05/01/2014              75,107
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Oxford Area Community School District 1                                    5.000     05/01/2031              10,559
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Oxford Water 1                                                             5.900     07/01/2017              25,347
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pansophia Academy COP                                                      7.000     06/01/2029              10,002
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Plymouth Educational Center Charter School (Public School Academy) 1       5.375     11/01/2030              51,735
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Plymouth Educational Center Charter School (Public School Academy) 1       5.625     11/01/2035             183,673
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Pontiac Sewer Disposal 1                                                   5.750     01/01/2020             105,135
------------------------------------------------------------------------------------------------------------------------------------
      630,000   Pontiac Tax Increment Finance Authority 1                                  6.250     06/01/2022             674,617
------------------------------------------------------------------------------------------------------------------------------------
      205,000   Pontiac Tax Increment Finance Authority 1                                  6.375     06/01/2031             219,660
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Portage GO 1                                                               5.600     12/01/2014              25,200
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Reeths-Puffer Schools 1                                                    5.000     05/01/2025              15,017
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Reeths-Puffer Schools                                                      5.000     05/01/2027               5,305
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Reeths-Puffer Schools                                                      5.000     05/01/2027               5,305
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Saginaw County (Williamson Acres Drain) 1                                  5.000     06/01/2018              15,167
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Scio Township Building Authority 1                                         5.650     05/01/2017              25,275
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Shiawasse County (Spaulding Drain District) 1                              5.000     06/01/2016              15,034
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Southfield EDC (Lawrence Technological University)                         5.400     02/01/2018              15,262
------------------------------------------------------------------------------------------------------------------------------------
       15,000   St. Joseph School District 1                                               5.000     05/01/2026              15,530
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Troy GO                                                                    5.250     05/01/2011              75,469
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Washtenaw County (Northfield Township Wastewater System) 1                 5.250     05/01/2017              25,281
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Wayland Union School District 1                                            5.125     05/01/2024             120,145
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County)           5.000     12/01/2019              25,574
------------------------------------------------------------------------------------------------------------------------------------
      395,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1         5.000     12/01/2022             403,868
------------------------------------------------------------------------------------------------------------------------------------
      992,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1         5.000     12/01/2028           1,010,818
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Wayne County Building Authority 1                                          5.250     06/01/2016              35,622
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Wayne State University 1                                                   5.650     11/15/2015              20,031
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Wayne State University 1                                                   5.650     11/15/2015             125,194
------------------------------------------------------------------------------------------------------------------------------------
        5,000   West Ottawa Public School District 1                                       5.600     05/01/2021               5,008
------------------------------------------------------------------------------------------------------------------------------------
       20,000   West Ottawa Public School District                                         5.600     05/01/2026              20,029
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Western MI University 1                                                    5.125     11/15/2022             110,846
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Wyandotte Electric                                                         5.375     10/01/2017             258,470
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Zeeland Public Schools 1                                                   5.250     05/01/2024              10,013
                                                                                                                    ----------------
                                                                                                                         19,452,498
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--50.3%
       30,000   Guam Government Waterworks Authority & Wastewater System                   6.000     07/01/2025              32,909
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             117,277
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Children's Trust Fund (TASC)                                   5.375     05/15/2033             366,548


                100 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     200,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500%    05/15/2039     $       210,126
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043              52,816
------------------------------------------------------------------------------------------------------------------------------------
   41,500,000   Puerto Rico Children's Trust Fund (TASC)                                   6.403 4   05/15/2050           2,837,355
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
      700,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             722,722
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2028               5,169
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2036             219,300
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042             118,007
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042              61,829
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043              76,175
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046           1,146,904
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 2                 4.107 3   07/01/2045           2,003,000
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              15,310
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Infrastructure 1                                               5.000     07/01/2041              25,948
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019              61,682
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.500     12/01/2031              21,087
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2012             135,884
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2026              25,059
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1              5.750     06/01/2029              73,069
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Municipal Finance Agency, Series A 1                           5.250     08/01/2023             133,826
------------------------------------------------------------------------------------------------------------------------------------
      520,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026             524,810
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             195,121
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Puerto Rico Public Buildings Authority 1                                   5.000     07/01/2036             155,291
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Public Buildings Authority, Series D 1                         5.125     07/01/2024              41,639
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico                                                  5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico, Series Q                                        5.000     06/01/2036             208,568
                                                                                                                    ----------------
                                                                                                                         10,041,099

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $29,125,173)--147.6%                                                                   29,493,597
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(47.6)                                                                            (9,509,056)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    19,984,541
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.


                101 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP      Certificates of Participation
EDC      Economic Devel. Corp.
GO       General Obligation
HFC      Housing Finance Corp.
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC      Oakwood Hospital Corp.
OUH      Oakwood United Hospitals
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds
UC       United Care

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                  MARKET VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------
Highways/Railways                                                         $  3,717,391                12.6%
Tobacco Settlement Payments                                                  3,466,845                11.8
Hospital/Health Care                                                         3,363,524                11.4
Sewer Utilities                                                              2,960,427                10.0
Special Tax                                                                  2,281,092                 7.7
General Obligation                                                           2,098,780                 7.1
Education                                                                    1,994,270                 6.8
Marine/Aviation Facilities                                                   1,510,993                 5.1
Higher Education                                                             1,058,677                 3.6
Manufacturing, Durable Goods                                                   997,984                 3.4
Municipal Leases                                                               745,874                 2.5
Adult Living Facilities                                                        737,465                 2.5
Airlines                                                                       735,241                 2.5
Electric Utilities                                                             731,128                 2.5
Single Family Housing                                                          722,722                 2.4
Water Utilities                                                                682,209                 2.3
Multifamily Housing                                                            559,698                 1.9
Student Loans                                                                  283,753                 1.0
Special Assessment                                                             260,283                 0.9
Paper, Containers & Packaging                                                  228,863                 0.8
Sales Tax Revenue                                                              211,437                 0.7
Manufacturing, Non-Durable Goods                                                99,900                 0.3
Not-for-Profit Organization                                                     45,041                 0.2
                                                                          ---------------------------------
Total                                                                     $ 29,493,597               100.0%
                                                                          =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                102 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--123.7%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--118.6%
$      50,000   Alexandria Health Care Facilities (Board of Social Ministry)               6.000%    07/01/2032     $        50,878
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Anoka County (Airport Improvement) 1                                       5.000     02/01/2033             414,932
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Apple Valley EDA (Evercare Senior Living)                                  6.000     12/01/2025              25,357
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Brainerd Health Care Facilities (Benedictine Health System)                6.000     02/15/2020              70,122
------------------------------------------------------------------------------------------------------------------------------------
      275,000   Carver County Hsg. & Redevel. Authority (Lake Grace) 1                     5.300     02/01/2012             275,355
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Coon Rapids Hsg. (Pine Point Apartments)                                   6.125     05/01/2032               5,115
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Cottage Grove Senior Hsg. 1                                                6.000     12/01/2046             407,084
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Cuyuna Range Hospital District Health Facilities 1                         5.500     06/01/2035             259,943
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Douglas County Alexandria Hsg. & Redevel. Authority (Windmill Ponds)       5.000 2   07/01/2015               5,000
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Duluth EDA (Benedictine Health System)                                     5.250     02/15/2033              78,268
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Duluth EDA (Benedictine Health System/St. Mary's Duluth Clinic)            5.250     02/15/2028              10,463
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Eden Prairie Multifamily Hsg. (Parkway Apartments) 1                       5.700     08/20/2022              36,430
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Glencoe GO                                                                 5.500     12/01/2014               5,011
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Hastings Health Care Facility (Regina Medical Center) 1                    5.300     09/15/2028              50,635
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Hayfield GO 1                                                              5.000     02/01/2018              90,783
------------------------------------------------------------------------------------------------------------------------------------
      110,000   International Falls Pollution Control (Boise Cascade Corp.) 1              5.500     04/01/2023             112,589
------------------------------------------------------------------------------------------------------------------------------------
       75,000   International Falls Pollution Control (Boise Cascade Corp.) 1              5.650     12/01/2022              76,648
------------------------------------------------------------------------------------------------------------------------------------
       20,000   International Falls Solid Waste Disposal (Boise Cascade Corp.)             6.850     12/01/2029              21,406
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Mahtomedi Multifamily (Briarcliff) 1                                       7.350     06/01/2036             234,963
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Maple Grove GO                                                             5.000     02/01/2019               5,052
------------------------------------------------------------------------------------------------------------------------------------
      230,000   McLeod County Commercial Devel. (Southwest Minnesota Foundation) 1         5.125     12/01/2031             234,336
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Metropolitan Council (Metropolitan Radio Board) 1                          5.500     02/01/2015             200,148
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Minneapolis & St. Paul Hsg. & Redevel. Authority (Healthspan Health
                System)                                                                    5.000     11/15/2013              35,245
------------------------------------------------------------------------------------------------------------------------------------
      199,150   Minneapolis & St. Paul Hsg. Finance Board (Single Family Mtg.) 1           5.000     12/01/2038             202,769
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission 1                  5.000     01/01/2016               5,084
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission                    5.000     01/01/2030               5,100
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Minneapolis & St. Paul Metropolitan Airports Commission 1                  5.250     01/01/2022              61,787
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Minneapolis & St. Paul Metropolitan Airports Commission (Northwest
                Airlines)                                                                  5.200     01/01/2024              25,536
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission, Series A          5.000     01/01/2019               5,100
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Minneapolis & St. Paul Metropolitan Airports Commission, Series A          5.250     01/01/2014              10,190
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Minneapolis Community Devel. Agency 1                                      5.875     06/01/2019              15,733
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Minneapolis Community Devel. Agency (Riverside Homes of Minneapolis) 1     6.200     09/01/2029              26,083
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Minneapolis Multifamily (Riverside Plaza)                                  5.100     12/20/2018              10,109
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Minneapolis Multifamily (Riverside Plaza)                                  5.200     12/20/2030              50,462
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Minneapolis Tax Increment (St. Anthony Falls) 1                            5.750     02/01/2027             258,315
------------------------------------------------------------------------------------------------------------------------------------
      295,000   MN (Duluth Airport) 1                                                      6.250     08/01/2014             301,410
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MN Agricultural & Economic Devel. Board 1                                  7.250     08/01/2020             209,378
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MN HEFA (College of St. Benedict) 1                                        5.350     03/01/2020              20,161


                103 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       5,000   MN HEFA (Saint Olaf College) 1                                             5.250%    04/01/2029     $         5,025
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Rental Hsg.)                                                       5.875     08/01/2028              10,179
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MN HFA (Residential Hsg.) 1                                                4.800     07/01/2038             200,090
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MN HFA (Residential Hsg.) 1                                                5.100     07/01/2031             257,363
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MN HFA (Single Family Mtg.) 1                                              5.150     07/01/2019              30,921
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.)                                                5.200     07/01/2013              10,208
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MN HFA (Single Family Mtg.)                                                5.600     07/01/2022              40,762
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.) 1                                              5.650     07/01/2031              15,296
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.)                                                5.850     07/01/2011              10,072
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.)                                                5.875     01/01/2017              15,344
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.) 1                                              5.900     07/01/2025              10,152
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.) 1                                              6.100     07/01/2030              15,531
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MN HFA (Single Family Mtg.), Series D-2                                    5.950     01/01/2017               5,038
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MN HFA, Series A-1                                                         5.100     08/01/2047             112,632
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MN Hsg. Facilities (Madison Ave. Apartments)                               5.750     04/01/2019               4,777
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MN Municipal Power Agency 1                                                5.000     10/01/2035             103,822
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Moorhead EDA (Eventide) 1                                                  5.150     06/01/2029             200,938
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Moorhead Public Utility 1                                                  5.100     11/01/2017              20,023
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Morris GO 1                                                                5.000     02/01/2019             170,978
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Northern Municipal Power Agency 1                                          5.300     01/01/2021              10,311
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Olivia GO                                                                  5.200     02/01/2011               5,004
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Olmstead County Health Care Facilities (Olmsted Medical Group) 1           5.450     07/01/2013             111,459
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Park Rapids Health Facilities (Mankato Lutheran Homes) 1                   5.600     08/01/2036             101,299
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Pine City Health Care & Hsg. (North Branch) 1                              6.125     10/20/2047             101,914
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Plymouth Health Facilities (HealthSpan Health System/
                North Memorial Medical Center) 1                                           6.250     06/01/2016              65,209
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Prior Lake Senior Hsg. (Shepherds Path Senior Hsg.) 1                      5.750     08/01/2041             127,595
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Redwood Falls (Redwood Area Hospital) 1                                    5.125     12/01/2036             101,825
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Rochester Health Care Facilities (Mayo Clinic)                             5.500     11/15/2027             133,565
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Sartell Health Care & Hsg. Facilities (The Foundation for Health Care
                Continuums) 1                                                              6.625     09/01/2029             208,098
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Scott Hsg. & Redevel. Authority (Justice Center) 1                         5.500     12/01/2015              55,657
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Seaway Port Authority of Duluth (Northstar Aerospace) 1                    5.200     04/01/2027           1,206,288
------------------------------------------------------------------------------------------------------------------------------------
       25,000   South Washington County Independent School District No. 833 COP 1          5.250     12/01/2014              25,025
------------------------------------------------------------------------------------------------------------------------------------
      250,000   St. Anthony Hsg. & Redevel. Authority (Silver Lake Village) 1              5.625     02/01/2031             256,718
------------------------------------------------------------------------------------------------------------------------------------
        5,000   St. Cloud Hospital Facilities (St. Cloud Hospital)                         5.000     07/01/2015               5,054
------------------------------------------------------------------------------------------------------------------------------------
        5,000   St. Paul Hsg. & Redevel. Authority Health Care Facility (Regions
                Hospital)                                                                  5.200     05/15/2013               5,103
------------------------------------------------------------------------------------------------------------------------------------
       25,000   St. Paul Hsg. & Redevel. Authority Health Care Facility (Regions
                Hospital) 1                                                                5.300     05/15/2028              25,421
------------------------------------------------------------------------------------------------------------------------------------
      100,000   St. Paul Port Authority (Great Northern) 1                                 6.000     03/01/2030             105,537
------------------------------------------------------------------------------------------------------------------------------------
      400,000   St. Paul, MN Hsg. & Redevel. Authority (Brigecreek Senior Place) 1         7.000     09/15/2037             400,088
------------------------------------------------------------------------------------------------------------------------------------
      360,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)              6.250     03/01/2029             386,881


                104 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$     150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy) 1                   6.000%    09/01/2036     $       155,282
------------------------------------------------------------------------------------------------------------------------------------
      180,000   St. Paul, MN Hsg. & Redevel. Authority (St. Paul Academy & Summit
                School) 1                                                                  5.500     10/01/2024             185,785
------------------------------------------------------------------------------------------------------------------------------------
      200,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
                (GHP/RH/MAC Obligated Group) 1                                             5.250     05/15/2036             210,326
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Stillwater Multifamily (Orleans Homes)                                     5.500     02/01/2042             201,418
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Washington County Hsg. & Redevel. Authority (HealthEast) 1                 5.500     11/15/2027             133,218
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Washington County Hsg. & Redevel. Authority (HealthEast/HealthEast
                Bethesda Hospital Obligated Group)                                         5.375     11/15/2018               5,100
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Washington County Hsg. & Redevel. Authority (Seasons Villas) 1             6.950     12/01/2023             224,853
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Worthington GO                                                             5.200     02/01/2015              35,042
                                                                                                                    ----------------
                                                                                                                          9,741,206
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--5.1%
      300,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039             315,189
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              61,239
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019               5,140
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              20,185
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023              15,005
                                                                                                                    ----------------
                                                                                                                            416,758

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,119,411)--123.7%                                                                   10,157,964
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(23.7)                                                                            (1,946,712)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $     8,211,252
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP      Certificates of Participation
EDA      Economic Devel. Authority
GHP      Group Health Plan
GO       General Obligation
HEFA     Higher Education Facilities Authority
HFA      Housing Finance Authority
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC      Midwest Assurance Company
RH       Regions Hospital
TASC     Tobacco Settlement Asset-Backed Bonds


                105 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                  MARKET VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------
Marine/Aviation Facilities                                                $  1,734,017                17.1%
Hospital/Health Care                                                         1,559,932                15.4
Special Assessment                                                           1,407,539                13.9
Single Family Housing                                                        1,004,331                 9.9
Adult Living Facilities                                                        964,187                 9.5
Multifamily Housing                                                            917,021                 9.0
General Obligation                                                             613,280                 6.0
Municipal Leases                                                               331,012                 3.3
Tobacco Settlement Payments                                                    315,189                 3.1
Not-for-Profit Organization                                                    234,336                 2.3
Manufacturing, Non-Durable Goods                                               225,111                 2.2
Pollution Control                                                              210,643                 2.1
Telephone Utilities                                                            200,148                 2.0
Education                                                                      180,307                 1.8
Electric Utilities                                                             134,156                 1.3
Airlines                                                                        96,429                 0.8
Higher Education                                                                30,326                 0.3
                                                                          ---------------------------------
Total                                                                     $ 10,157,964               100.0%
                                                                          =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                106 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--138.4%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--60.5%
$      50,000   Asheville COP                                                              5.125%    06/01/2018     $        50,609
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Asheville COP 1                                                            6.500     02/01/2008             130,263
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Asheville Hsg. Authority (Woodridge Apartments) 1                          5.750     11/20/2029             112,759
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Asheville Hsg. Authority (Woodridge Apartments) 1                          5.800     11/20/2039              10,185
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Buncombe County Center for Mental Retardation (Blue Ridge Area
                Foundation) 1                                                              7.750     11/01/2017              10,005
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Charlotte Douglas International Airport Special Facilities (US Airways) 1  7.750     02/01/2028             224,685
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Charlotte Hsg. (Double Oaks Apartments)                                    7.350     05/15/2026              50,693
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare
                System/CMC)                                                                5.000     01/15/2031              51,378
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Charlotte-Mecklenburg Hospital Authority Health Care System
                (CMC/CMHA/CMHC/CIR Obligated Group) 1                                      5.000     01/15/2017              91,661
------------------------------------------------------------------------------------------------------------------------------------
      865,000   Charlotte-Mecklenburg Hospital Authority Health Care System
                (CMC/CMHA/CMHC/CIR Obligated Group) 1                                      5.125     01/15/2022             880,561
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Columbus County IF&PCFA (International Paper Company)                      5.800     12/01/2016              30,856
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Columbus County IF&PCFA (International Paper Company)                      5.850     12/01/2020               5,142
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Columbus County IF&PCFA (International Paper Company) 1                    6.150     04/01/2021              91,919
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Cumberland County Finance Corp. (Detention Center & Mental Health) 1       5.250     06/01/2024              36,279
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Fayetteville State University 1                                            8.200     10/01/2009              35,119
------------------------------------------------------------------------------------------------------------------------------------
      885,000   Gaston IF&PCFA (National Gypsum) 1                                         5.750     08/01/2035             933,401
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Halifax County Industrial Facilities & Pollution Control
                (Champion International Corp.) 1                                           5.450     11/01/2033              81,493
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Haywood County IF&PCFA (Champion International Corp.) 1                    6.850     05/01/2014              70,180
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Kinston Hsg. Authority (Kinston Towers) 1                                  6.750     12/01/2018             298,173
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Capital Facilities Finance Agency (Duke University)                     5.125     10/01/2041               5,228
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Centennial Authority Hotel Tax (Arena)                                  5.125     09/01/2019              15,383
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Eastern Municipal Power Agency, Series A 1                              5.375     01/01/2024               5,105
------------------------------------------------------------------------------------------------------------------------------------
      195,000   NC Eastern Municipal Power Agency, Series A                                5.750     01/01/2026             204,261
------------------------------------------------------------------------------------------------------------------------------------
      275,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2017             275,363
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2021              35,473
------------------------------------------------------------------------------------------------------------------------------------
      655,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2021             655,950
------------------------------------------------------------------------------------------------------------------------------------
      565,000   NC Eastern Municipal Power Agency, Series B                                5.500     01/01/2021             565,819
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NC Educational Facilities Finance Agency (St. Augustine's College)         5.250     10/01/2018              51,715
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA 1                                                                   5.450     01/01/2011              20,506
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NC HFA                                                                     5.625     07/01/2030             101,620
------------------------------------------------------------------------------------------------------------------------------------
      285,000   NC HFA                                                                     5.750     03/01/2017             290,201
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC HFA 1                                                                   6.000     01/01/2016              35,917
------------------------------------------------------------------------------------------------------------------------------------
      280,000   NC HFA                                                                     6.000     07/01/2016             286,440
------------------------------------------------------------------------------------------------------------------------------------
      400,000   NC HFA (Home Ownership) 2                                                  4.800     01/01/2039             399,648
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership)                                                    5.200     07/01/2026              20,296
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership)                                                    5.250     07/01/2011              20,426
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Home Ownership)                                                    5.250     07/01/2020              15,278


                107 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      25,000   NC HFA (Home Ownership)                                                    5.250%    01/01/2022     $        25,751
------------------------------------------------------------------------------------------------------------------------------------
       55,000   NC HFA (Home Ownership) 1                                                  5.950     01/01/2027              55,508
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Multifamily Hsg.) 1                                                5.450     09/01/2024              30,021
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family Mtg.) 1                                              5.200     03/01/2010               5,079
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family Mtg.)                                                5.600     09/01/2019               5,129
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family Mtg.) 1                                              5.700     09/01/2026              15,353
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family Mtg.)                                                5.950     09/01/2017              30,462
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Single Family Mtg.)                                                6.250     09/01/2027              10,230
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family)                                                     5.350     09/01/2028              30,794
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA, Series F 1                                                         6.700     01/01/2027              10,015
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC HFA, Series H 1                                                         5.950     07/01/2021              25,196
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA, Series JJ 1                                                        6.450     09/01/2027               5,135
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA, Series Z 1                                                         6.600     09/01/2026              10,216
------------------------------------------------------------------------------------------------------------------------------------
      280,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)                   5.800     10/01/2034             303,013
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Carolina Medicorp)                             5.250     05/01/2026              10,010
------------------------------------------------------------------------------------------------------------------------------------
       95,000   NC Medical Care Commission (Catholic Health East) 1                        5.000     11/15/2018              97,571
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Cypress Glen Retirement Community)             6.000     10/01/2033               5,298
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission (Deerfield Episcopal Retirement Community)      5.000     11/01/2023              15,545
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (First Health of the Carolinas)                 5.000     10/01/2028               5,092
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group)                   5.000     02/15/2019              50,799
------------------------------------------------------------------------------------------------------------------------------------
      350,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1                 5.400     02/15/2011             357,053
------------------------------------------------------------------------------------------------------------------------------------
       60,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1                 5.500     02/15/2019              61,522
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                     5.500     10/01/2031              26,071
------------------------------------------------------------------------------------------------------------------------------------
      270,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                     5.600     10/01/2036             283,176
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Grace Healthcare System)                       5.250     10/01/2016              10,111
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission (Halifax Regional Medical Center)               5.000     08/15/2018             192,760
------------------------------------------------------------------------------------------------------------------------------------
      180,000   NC Medical Care Commission (Moravian Home)                                 5.100     10/01/2030             182,887
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Novant Health)                                 5.000     10/01/2018              10,262
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Novant Health) 1                               5.000     10/01/2024              25,578
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Novant Health)                                 5.125     05/01/2016              25,023
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Novant Health) 1                               5.250     05/01/2021               5,006
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Novant Health) 1                               5.250     05/01/2026              35,035
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission (Novant Health/FMH/PH Obligated Group)          5.000     11/01/2039             208,738
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Southminster)                                  6.125     10/01/2018              20,284
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (St. Josephs)                                   5.125     10/01/2028              25,781
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (St. Josephs)                                   5.125     10/01/2028              10,267
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Stanley Health Services)                       6.250     10/01/2019               5,282
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Stanley Total Living Center)                   5.375     10/01/2014              20,423
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Stanley Total Living Center)                   5.375     10/01/2019              35,740
------------------------------------------------------------------------------------------------------------------------------------
       75,000   NC Medical Care Commission (The DePaul Group)                              6.125     01/01/2028              74,687


                108 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$       5,000   NC Medical Care Commission (The United Methodist Retirement Homes)         5.500%    10/01/2035     $         5,141
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC Medical Care Commission (Wake County Hospital System)                   5.375     10/01/2026              30,796
------------------------------------------------------------------------------------------------------------------------------------
       70,000   NC Medical Care Commission (Wake County Hospital) 1                        5.250     10/01/2017              71,853
------------------------------------------------------------------------------------------------------------------------------------
      135,000   NC Medical Care Commission (Well-Spring Retirement Community)              5.375     01/01/2020             136,415
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Well-Spring Retirement Community)              6.250     01/01/2027              35,021
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission Health Care Facilities (Wilson Memorial
                Hospital)                                                                  5.250     11/01/2020              15,121
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission Hospital (Almance Health System) 1              5.500     08/15/2013              10,013
------------------------------------------------------------------------------------------------------------------------------------
       75,000   NC Medical Care Commission Hospital (Almance Health System) 1              5.500     08/15/2024              75,092
------------------------------------------------------------------------------------------------------------------------------------
       40,000   NC Medical Care Commission Retirement Facilities (Givens Estates)          4.375     07/01/2009              39,845
------------------------------------------------------------------------------------------------------------------------------------
      470,000   NC Medical Care Commission Retirement Facilities (Village at Brookwood)    5.500 3   01/01/2032             470,028
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Municipal Power Agency                                                  5.000     01/01/2020              20,572
------------------------------------------------------------------------------------------------------------------------------------
       80,000   NC Municipal Power Agency                                                  5.125     01/01/2015              81,675
------------------------------------------------------------------------------------------------------------------------------------
      135,000   NC Municipal Power Agency 1                                                5.125     01/01/2017             137,843
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Northampton County IF&PCFA (Champion International Corp.) 1                6.450     11/01/2029              52,742
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Raleigh GO                                                                 5.500     06/01/2009              40,660
                                                                                                                    ----------------
                                                                                                                          9,784,710
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--77.9%
      100,000   Guam Education Financing Foundation COP 1                                  5.000     10/01/2023             105,493
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Guam Power Authority, Series A 1                                           5.250     10/01/2023              60,239
------------------------------------------------------------------------------------------------------------------------------------
    1,135,000   Puerto Rico Children's Trust Fund (TASC)                                   5.375     05/15/2033           1,188,663
------------------------------------------------------------------------------------------------------------------------------------
      965,000   Puerto Rico Children's Trust Fund (TASC)                                   5.500     05/15/2039           1,013,858
------------------------------------------------------------------------------------------------------------------------------------
      870,000   Puerto Rico Children's Trust Fund (TASC)                                   5.625     05/15/2043             918,990
------------------------------------------------------------------------------------------------------------------------------------
   16,000,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.342 4   05/15/2050           1,093,920
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                              0.000 5   07/01/2028              95,781
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico Commonwealth GO 1                                              5.000     07/01/2035             260,995
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Commonwealth GO                                                5.125     07/01/2031              72,067
------------------------------------------------------------------------------------------------------------------------------------
      345,000   Puerto Rico Commonwealth GO 1                                              5.250     07/01/2032             369,643
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Electric Power Authority                                       5.250     07/01/2029              10,525
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Electric Power Authority, Series AA 1                          5.375     07/01/2027              61,122
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico HFC                                                            5.100     12/01/2018              10,084
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             464,607
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2022              25,451
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority 1                           5.500     07/01/2036              90,822
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043             250,288
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Puerto Rico Highway & Transportation Authority, Series M 1                 5.000     07/01/2046             312,792
------------------------------------------------------------------------------------------------------------------------------------
    3,200,000   Puerto Rico Highway & Transportation Authority, Series N 6                 4.107 3   07/01/2045           3,204,800
------------------------------------------------------------------------------------------------------------------------------------
      335,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             341,918
------------------------------------------------------------------------------------------------------------------------------------
      650,000   Puerto Rico Infrastructure 1                                               5.000     07/01/2046             675,526
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2029              81,889


                109 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     380,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250%    06/01/2026     $       383,515
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             115,071
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Port Authority, Series D 1                                     7.000     07/01/2014              10,023
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Public Buildings Authority                                     5.250     07/01/2033              37,129
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico Public Buildings Authority, Series B                           5.000     07/01/2012              76,370
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Public Finance Corp., Series A 1                               5.750     08/01/2027              10,723
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico                                                  5.000     06/01/2025             209,964
------------------------------------------------------------------------------------------------------------------------------------
      300,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2030             313,788
------------------------------------------------------------------------------------------------------------------------------------
      325,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2036             338,939
------------------------------------------------------------------------------------------------------------------------------------
      300,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             308,334
                                                                                                                    ----------------
                                                                                                                         12,600,336

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $22,337,679)--138.4%                                                                   22,385,046
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(38.4)                                                                            (6,216,447)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    16,168,599
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC        Assoc. of Retarded Citizens
CIR        Charlotte Institute of Rehabilitation
CMC        Carolinas Medical Center
CMHA       Charlotte-Mecklenburg Hospital Authority
CMHC       Center for Mental Health-Charlotte
COP        Certificates of Participation
FMH        Forsyth Memorial Hospital
GHC        Gaston Health Care
GHS        Gaston Health Services
GMH        Gaston Memorial Hospital
GO         General Obligation
HFA        Housing Finance Authority
HFC        Housing Finance Corp.
IF&PCFA    Industrial Facilities & Pollution Control Financing Authority
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PH         Presbyterian Hospital
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands


                110 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                             MARKET VALUE           PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Payments                                                                           $ 4,215,431              18.8%
Highways/Railways                                                                                       3,971,160              17.7
Hospital/Health Care                                                                                    2,408,495              10.8
Electric Utilities                                                                                      2,113,947               9.4
Single Family Housing                                                                                   1,883,622               8.4
Adult Living Facilities                                                                                 1,607,444               7.2
Airlines                                                                                                1,065,189               4.8
Higher Education                                                                                        1,036,642               4.6
Manufacturing, Durable Goods                                                                              933,401               4.2
General Obligation                                                                                        798,486               3.6
Special Tax                                                                                               690,909               3.1
Multifamily Housing                                                                                       552,760               2.5
Municipal Leases                                                                                          446,866               2.0
Resource Recovery                                                                                         332,332               1.5
Sales Tax Revenue                                                                                         308,334               1.4
Marine/Aviation Facilities                                                                                 10,023               0.0
Not-for-Profit Organization                                                                                10,005               0.0
                                                                                                     -------------------------------
Total                                                                                                 $22,385,046             100.0%
                                                                                                     ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                111 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--131.9%
------------------------------------------------------------------------------------------------------------------------------------
OHIO--88.6%
$      15,000   Akron Bath Copley Joint Township Hospital District (Summa Health
                System)                                                                    5.375%    11/15/2018     $        15,426
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Allen County Industrial Devel. Revenue (Kmart Corp.)                       6.750     11/15/2008              35,131
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Ashland County Multifamily Mtg. (Ashland Assisted Living) 1                8.000     11/01/2029              24,999
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Blue Ash Tax Increment Financing (Duke Realty) 1                           5.000     12/01/2035              99,315
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Cleveland Airport (Continental Airlines) 1                                 5.375     09/15/2027              85,330
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Airport (Continental Airlines) 1                                 5.500     12/01/2008              10,063
------------------------------------------------------------------------------------------------------------------------------------
      245,000   Cleveland Airport (Continental Airlines) 1                                 5.700     12/01/2019             250,439
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Cleveland Airport System                                                   5.125     01/01/2014              25,453
------------------------------------------------------------------------------------------------------------------------------------
      490,000   Cleveland Airport System 1                                                 5.125     01/01/2022             497,492
------------------------------------------------------------------------------------------------------------------------------------
      260,000   Cleveland Airport System 1                                                 5.125     01/01/2027             263,897
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Airport System, Series A                                         5.125     01/01/2022              10,153
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Cleveland COP (Cleveland Stadium) 1                                        5.250     11/15/2022             143,917
------------------------------------------------------------------------------------------------------------------------------------
      240,000   Cleveland COP (Cleveland Stadium) 1                                        5.250     11/15/2027             246,564
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Cleveland COP (Cleveland Stadium) 1                                        5.500     11/15/2018              20,609
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Cleveland GO 1                                                             5.000     08/01/2018              15,358
------------------------------------------------------------------------------------------------------------------------------------
      305,000   Cleveland Rock Glen Hsg. Assistance Corp. (Ambleside Apartments) 2         7.000     06/01/2018             322,702
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Waterworks 1                                                     5.000     01/01/2028              10,172
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Cleveland Waterworks                                                       5.250     01/01/2015             102,122
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Cleveland-Cuyahoga County Port Authority (Myers University) 1              5.600     05/15/2025             236,088
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Cleveland-Cuyahoga County Port Authority (Perrysburg) 1                    4.800     11/15/2035             148,884
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Cleveland-Cuyahoga County Port Authority (Port Cleveland) 1                5.800     05/15/2027              15,308
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Columbiana County GO 1                                                     5.250     12/01/2024              10,191
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Columbus Municipal Airport Authority                                       5.000     01/01/2028              15,299
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Cuyahoga County Health Care Facilities (Menorah Park Center for
                Senior Living)                                                             6.600     02/15/2018             100,088
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Cuyahoga County Health Care Facilities (Senior Living Bet Moshev
                Zekenim) 1                                                                 6.800     02/15/2035              26,560
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Cuyahoga County Hospital (Metro Health System)                             5.250     02/15/2019               5,105
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Cuyahoga County Hospital (Metro Health System) 1                           5.500     02/15/2027             117,433
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cuyahoga County Mtg. (West Tech Apartments) 1                              5.700     03/20/2043               9,948
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Cuyahoga County Multifamily (Livingston Park) 1                            5.350     09/20/2027              52,075
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Cuyahoga County Utility System (The Medical Center Company) 1              5.850     08/15/2010              40,281
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Dayton Airport (James M. Cox) 1                                            5.350     12/01/2032              20,902
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Dayton City School District (Administrative Facility) 1                    5.150     12/01/2023              78,319
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Dublin City School District 1                                              5.000     12/01/2012              25,457
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Erie County Hospital Facilities (Firelands Regional Medical Center)        5.500     08/15/2022             105,853
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Fairfield County Hospital Improvement (Lancaster-Fairfield Community
                Hospital)                                                                  5.500     06/15/2021             201,010
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Franklin County Health Care Facilities (Ohio Presbyterian Retirement
                Services) 1                                                                5.250     07/01/2033              15,630
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Health Care Facilities (Ohio Presbyterian Retirement
                Services) 1                                                                5.500     07/01/2017              10,200
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Mtg. (Gateway Apartment Homes)                             5.800     12/20/2028              10,657
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Franklin County Mtg. (Villas at St. Therese)                               5.250     12/20/2039              15,586


                112 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     160,000   Franklin County Mtg. (Villas at St. Therese) 1                             5.500%    07/01/2021     $       163,243
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Multifamily Hsg. (Tuttle Park) 1                           5.950     03/01/2016              10,506
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Frankling County Health Care Facilities (Friendship Village of
                Columbus) 1                                                                5.375     08/15/2028              40,807
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Glenwillow Village GO 1                                                    5.000     12/01/2026             261,395
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Glenwillow Village GO 1                                                    5.875     12/01/2024             243,272
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Green County University Hsg. (Central State University) 1                  5.100     09/01/2035              57,266
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Grove City Tax Increment Financing                                         5.375     12/01/2031           2,498,100
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Hamilton County Hospital Facilities (Children's Hospital Medical
                Center) 1                                                                  5.000     05/15/2013              10,009
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Hamilton County Sales Tax (Hamilton County Football) 1                     5.000     12/01/2027              51,269
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Hamilton County Sewer System 1                                             5.000     12/01/2031             266,053
------------------------------------------------------------------------------------------------------------------------------------
       49,000   Heath City School District                                                 6.375     12/01/2027              52,712
------------------------------------------------------------------------------------------------------------------------------------
    1,775,000   Jeffrey Place New Community Authority (Jeffrey Place Redevel.) 1           5.000     12/01/2032           1,775,550
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lake County Hospital Facilities (Lake Hospital System) 1                   5.000     08/15/2023              10,223
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Lake County Sewer District Improvements 1                                  6.250     12/01/2014              25,050
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Lorain County Elderly Hsg. Corp. (Harr Plaza) 1                            6.375     07/15/2019              76,903
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Lorain County Hospital (Catholic Healthcare Partners)                      5.250     10/01/2033              20,906
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Lorain County Hospital (Catholic Healthcare Partners)                      5.500     09/01/2027             200,078
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2014              76,976
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2016              20,541
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2017              15,404
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Lorain County Port Authority (Alumalloy LLC) 1                             6.000     11/15/2025             225,951
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Lucas County GO                                                            6.500     12/01/2016             229,986
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lucas-Palmer HDC (Palmer Gardens)                                          6.125     07/01/2025              10,038
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Mahoning County Hospital Facilities (Forum Health) 1                       5.000     11/15/2025              61,403
------------------------------------------------------------------------------------------------------------------------------------
      735,000   Mahoning County Hospital Facilities (Forum Health) 1                       6.000     11/15/2032             736,808
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Marblehead GO (Island View Waterline) 1                                    5.250     12/01/2026             176,853
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Meigs County Industrial Devel. Revenue (Meigs Convalescent)                8.250     12/01/2016              51,368
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Miami County Hospital Facilities (Upper Valley Medical Center) 1           5.250     05/15/2026             211,266
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Montgomery County Sewer (Greater Moraine-Beaver Creek) 1                   5.600     09/01/2011             100,778
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Muskingum County Hospital Facilities (BHA/Careserve/PP/
                SSNH/BHC/BCG/Carelife/BCC Obligated Group) 1                               5.400     12/01/2016              35,739
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Muskingum County Hospital Facilities (Franciscan Sisters of
                Christian Charity Healthcare Ministry)                                     5.375     02/15/2012              35,041
------------------------------------------------------------------------------------------------------------------------------------
      325,000   New Carlisle (Twin Creek) 1                                                6.125     11/01/2026             357,107
------------------------------------------------------------------------------------------------------------------------------------
       30,000   North Canton Health Care Facilities (Waterford at St. Luke)                5.800     11/15/2028              30,173
------------------------------------------------------------------------------------------------------------------------------------
      130,000   OH Air Quality Devel. Authority (Cincinnati Gas & Electric Company) 1      5.450     01/01/2024             130,168
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.000     12/01/2013               5,109
------------------------------------------------------------------------------------------------------------------------------------
       75,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.000     08/01/2020              76,862
------------------------------------------------------------------------------------------------------------------------------------
       80,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.100     08/01/2020              81,886
------------------------------------------------------------------------------------------------------------------------------------
      160,000   OH Air Quality Devel. Authority (JMG Funding) 1                            5.625     01/01/2023             163,389
------------------------------------------------------------------------------------------------------------------------------------
      135,000   OH Air Quality Devel. Authority (Toledo Edison Company) 1                  6.100     08/01/2027             138,596


                113 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     110,000   OH Dept. Administrative Services 1                                         5.000%    06/15/2023     $       112,933
------------------------------------------------------------------------------------------------------------------------------------
      200,000   OH Economic Devel. (Astro Instrumentation) 1                               5.450     06/01/2022             211,558
------------------------------------------------------------------------------------------------------------------------------------
       15,000   OH Economic Devel. (Ohio Enterprise Bond Fund) 1                           5.150     12/01/2017              15,757
------------------------------------------------------------------------------------------------------------------------------------
       35,000   OH Environmental Facilities (Ford Motor Company)                           5.950     09/01/2029              35,629
------------------------------------------------------------------------------------------------------------------------------------
       65,000   OH Environmental Facilities (Ford Motor Company) 1                         6.150     06/01/2030              66,784
------------------------------------------------------------------------------------------------------------------------------------
      140,000   OH HFA 1                                                                   4.800     03/01/2036             140,466
------------------------------------------------------------------------------------------------------------------------------------
      210,000   OH HFA 1                                                                   5.250     09/01/2030             213,793
------------------------------------------------------------------------------------------------------------------------------------
       25,000   OH HFA                                                                     5.625     09/01/2017              25,143
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH HFA 1                                                                   5.750     09/01/2009               5,125
------------------------------------------------------------------------------------------------------------------------------------
       40,000   OH HFA 1                                                                   5.750     09/01/2028              40,531
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA 1                                                                   6.100     09/01/2028              10,175
------------------------------------------------------------------------------------------------------------------------------------
       15,000   OH HFA (Beehive/Doan Obligated Group) 1                                    5.950     01/15/2026              15,440
------------------------------------------------------------------------------------------------------------------------------------
      600,000   OH HFA (GNMA Collateral Mtg.)                                              5.000     11/20/2047             603,174
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA (Oakleaf Village) 1                                                 5.700     09/01/2026              10,007
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH HFA (Single Family Mtg.) 1                                              5.750     04/01/2016               5,006
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH HFA (Wind River Apartments) 1                                           5.550     11/01/2018             102,385
------------------------------------------------------------------------------------------------------------------------------------
       65,000   OH HFA, Series A 1                                                         6.150     03/01/2029              66,782
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA, Series A-1 1                                                       5.400     09/01/2029              10,190
------------------------------------------------------------------------------------------------------------------------------------
      130,000   OH HFA, Series C 1                                                         5.750     09/01/2028             132,917
------------------------------------------------------------------------------------------------------------------------------------
    2,135,000   OH HFA, Series D                                                           5.450     09/01/2031           2,163,972
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   OH Higher Educational Facility 3                                           5.000     12/01/2044           1,051,210
------------------------------------------------------------------------------------------------------------------------------------
      500,000   OH Higher Educational Facility (Mount Union College) 1                     5.000     10/01/2031             523,095
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH Higher Educational Facility (Oberlin College) 1                         5.000     10/01/2033               5,213
------------------------------------------------------------------------------------------------------------------------------------
      500,000   OH Higher Educational Facility (University of Dayton) 1                    5.000     12/01/2033             530,060
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OH Higher Educational Facility (Xavier University) 1                       5.350     11/01/2008              30,040
------------------------------------------------------------------------------------------------------------------------------------
      200,000   OH Pollution Control (General Motors Corp.) 1                              5.625     03/01/2015             201,030
------------------------------------------------------------------------------------------------------------------------------------
      850,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage) 1               14.500     07/01/2028           1,062,874
------------------------------------------------------------------------------------------------------------------------------------
      135,000   OH Solid Waste (General Motors Corp.) 1                                    6.300     12/01/2032             138,781
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH Solid Waste Disposal (USG Corp.) 1                                      5.600     08/01/2032             103,213
------------------------------------------------------------------------------------------------------------------------------------
      950,000   OH Solid Waste Disposal (USG Corp.) 1                                      5.650     03/01/2033             972,496
------------------------------------------------------------------------------------------------------------------------------------
      160,000   OH Solid Waste Disposal (USG Corp.) 1                                      6.050     08/01/2034             167,306
------------------------------------------------------------------------------------------------------------------------------------
      250,000   OH Water Devel. Authority (Cargill) 1                                      6.300     09/01/2020             255,365
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OH Water Devel. Authority (Cincinnati Gas & Electric Company) 1            5.450     01/01/2024              30,170
------------------------------------------------------------------------------------------------------------------------------------
      165,000   OH Water Devel. Authority (Cleveland Electric Illuminating Company) 1      6.100     08/01/2020             169,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH Water Devel. Authority (General Motors Corp.) 1                         5.900     06/15/2008             100,008
------------------------------------------------------------------------------------------------------------------------------------
      390,000   Orange Village GO (Chagrin) 1                                              5.250     12/01/2024             402,964
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Ottawa County GO                                                           5.000     09/01/2031               5,159
------------------------------------------------------------------------------------------------------------------------------------
      320,000   Parma GO 1                                                                 5.000     12/01/2026             334,778
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Pike County Hospital Facilities (Pike Health Services) 1                   6.750     07/01/2017               5,061
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pleasant Local School District 1                                           5.100     12/01/2018              15,018
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Port of Greater Cincinnati Devel. Authority (Public Parking
                Infrastructure) 1                                                          6.400     02/15/2034             243,110


                114 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      50,000   Reynoldsburgh Health Care Facilities (Wesley Ridge) 1                      6.150%    10/20/2038     $        51,588
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Shawnee State University General Receipts, Series A 1                      7.100     06/01/2009              25,141
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Solon GO                                                                   5.450     12/01/2013              30,041
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Toledo GO                                                                  6.350     12/01/2025              31,073
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Toledo Hsg. (Commodore Perry) 1                                            5.400     12/01/2023              25,676
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Toledo Hsg. (Commodore Perry) 1                                            5.450     12/01/2028              46,148
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Toledo Multifamily Hsg. (Hillcrest Apartments)                             5.250     12/01/2018               5,121
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Toledo Multifamily Hsg. (Hillcrest Apartments) 1                           5.300     12/01/2028              66,347
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Toledo-Lucas County Convention & Visitor's Bureau 1                        5.700     10/01/2015              25,538
------------------------------------------------------------------------------------------------------------------------------------
      365,000   Toledo-Lucas County Port Authority 1                                       5.500     05/15/2020             368,537
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Toledo-Lucas County Port Authority (Crocker Park) 1                        5.375     12/01/2035             139,433
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Toledo-Lucas County Port Authority (Northwest Ohio) 1                      5.125     11/15/2025             304,578
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Toledo-Lucas County Port Authority (Northwest Ohio)                        5.400     05/15/2019              51,239
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Toledo-Lucas County Port Authority (Northwest Ohio)                        6.375     11/15/2032              54,436
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Toledo-Lucas County Port Authority (Preston)                               4.800     11/15/2035             168,735
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Tuscarawas County (Union Hospital Assoc.) 1                                5.250     10/01/2031              15,680
------------------------------------------------------------------------------------------------------------------------------------
       50,000   University of Cincinnati General Receipts                                  5.100     06/01/2009              50,608
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Warren Waterworks 1                                                        5.000     11/01/2022              10,258
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Zanesville-Muskingum County Port Authority
                (Anchor Glass Container Corp.) 1                                          10.250     12/01/2008              45,142
                                                                                                                    ----------------
                                                                                                                         24,023,901
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--43.3%
      110,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             112,178
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.375     05/15/2033              57,600
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039             315,189
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             116,194
------------------------------------------------------------------------------------------------------------------------------------
   39,400,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.404 4   05/15/2050           2,693,778
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Commonwealth GO 1                                              5.125     07/01/2031               5,148
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Electric Power Authority, Series AA                            5.375     07/01/2027              25,468
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series NN 1                          5.125     07/01/2029              52,279
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico HFC 1                                                          5.100     12/01/2018              20,169
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Highway & Transportation Authority, Series A                   5.000     07/01/2038              10,274
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042              16,092
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042               5,152
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
      375,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             390,990
------------------------------------------------------------------------------------------------------------------------------------
    5,600,000   Puerto Rico Highway & Transportation Authority, Series N 3                 4.107 5   07/01/2045           5,608,400
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              25,516
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019              30,841
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026             101,896


                115 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1              5.750%    06/01/2029     $        73,069
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Municipal Finance Agency, Series A 1                           5.250     08/01/2023             133,826
------------------------------------------------------------------------------------------------------------------------------------
      505,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026             509,671
------------------------------------------------------------------------------------------------------------------------------------
      295,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             295,183
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Public Buildings Authority 1                                   5.000     07/01/2036             129,409
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Public Buildings Authority, Series D 1                         5.125     07/01/2024              41,639
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico                                                  5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      500,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             513,899
                                                                                                                    ----------------
                                                                                                                         11,737,528

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $35,366,414)--131.9%                                                                   35,761,429
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(31.9)                                                                            (8,638,954)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    27,122,475
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $322,702, which represents 1.19% of the Fund's net assets. See Note 5 of accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
COP       Certificates of Participation
GNMA      Government National Mortgage Assoc.
GO        General Obligation
HFA       Housing Finance Authority
HDC       Housing Devel. Corp.
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


                116 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                                   MARKET VALUE   PERCENT
----------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                                          $  6,117,915      17.1%
Special Assessment                                                                                            4,549,818      12.7
Tobacco Settlement Payments                                                                                   3,182,761       8.9
Higher Education                                                                                              2,801,825       7.8
Single Family Housing                                                                                         2,620,476       7.3
Hospital/Health Care                                                                                          2,562,931       7.2
General Obligation                                                                                            2,257,883       6.3
Marine/Aviation Facilities                                                                                    2,170,864       6.1
Manufacturing, Durable Goods                                                                                  1,742,043       4.9
Multifamily Housing                                                                                           1,580,920       4.4
Resource Recovery                                                                                             1,333,393       3.7
Airlines                                                                                                      1,176,202       3.3
Municipal Leases                                                                                                773,390       2.2
Electric Utilities                                                                                              709,602       2.0
Sales Tax Revenue                                                                                               539,437       1.5
Sewer Utilities                                                                                                 391,881       1.1
Parking Fee Revenue                                                                                             382,543       1.1
Manufacturing, Non-Durable Goods                                                                                290,496       0.8
Water Utilities                                                                                                 234,730       0.7
Gas Utilities                                                                                                   163,389       0.5
Adult Living Facilities                                                                                          82,519       0.2
Sports Facility Revenue                                                                                          51,269       0.1
Paper, Containers & Packaging                                                                                    45,142       0.1
                                                                                                           -----------------------
Total                                                                                                      $ 35,761,429     100.0%
                                                                                                           =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                117 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--141.8%
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--86.7%
$      25,000   Alexandria IDA (Alexandria Hospital) 1                                         5.500%    07/01/2014     $    25,037
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Alexandria IDA Educational Facilities (Episcopal High School) 1                5.250     01/01/2010          10,102
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Alexandria IDA Pollution Control (Potomac Electric Power Company) 1            5.375     02/15/2024         135,097
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Alexandria Redevel. & Hsg. Authority (CRS Alexandria Hsg. Corp.) 1             6.125     10/01/2029          20,973
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Alexandria Redevel. & Hsg. Authority (Essex House)                             5.550     07/01/2028          61,439
------------------------------------------------------------------------------------------------------------------------------------
      285,000   Alexandria, IDA Pollution Control (Potomac Electric Power Company) 1           5.375     02/15/2024         285,345
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   5.600     12/01/2025         181,890
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Bedford County IDA (Georgia-Pacific Corp.)                                     6.300     12/01/2025         181,335
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   6.550     12/01/2025          47,109
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Broadway IDA (Bridgewater College)                                             5.375     04/01/2033           5,143
------------------------------------------------------------------------------------------------------------------------------------
      265,000   Buena Vista Public Recreational Facilities Authority (Golf Course) 1           5.500     07/15/2035         283,720
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Celebrate South Community Devel. Authority Special Assessment 1                6.250     03/01/2037         207,668
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Chesapeake Airport Authority 1                                                 5.300     08/01/2019          25,464
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Chesapeake GO                                                                  5.000     05/01/2014          30,629
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Chesapeake Water & Sewer                                                       5.000     12/01/2025          30,209
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Danville IDA Educational Facilities (Averett University) 1                     6.000     03/15/2016          73,036
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Dulles Town Center Community Devel. Authority (Dulles Town Center)             6.250     03/01/2026          87,980
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Fairfax County Redevel. & Hsg. Authority (Grand View Apartments)               5.450     08/01/2025          10,212
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Fairfax County Redevel. & Hsg. Authority (Paul Spring Retirement Center) 1     6.000     12/15/2028          20,663
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Farms New Kent Community Devel. Authority Special Assessment 1                 5.800     03/01/2036         252,425
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Fredericks IDA (Mary Washington Hospital/Medicorp Health)                      5.250     06/15/2016          20,453
------------------------------------------------------------------------------------------------------------------------------------
      240,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    5.950     12/01/2025         240,262
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.450     05/01/2026          50,619
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.625     12/01/2022         210,670
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Goochland County IDA (Georgia-Pacific Corp.) 1                                 5.650     12/01/2025          75,983
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Hampton Redevel. & Hsg. Authority (Olde Hampton) 1                             6.500     07/01/2016         500,410
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Henrico County IDA (Browning-Ferris Industries)                                5.875     03/01/2017          50,485
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Henrico County IDA (Governmental) 1                                            5.600     06/01/2016          76,604
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Henrico County IDA (Governmental) 1                                            5.600     06/01/2017         102,138
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Isle Wight County IDA Solid Waste Disposal (International Paper Company) 1     6.100     05/01/2027           5,106
------------------------------------------------------------------------------------------------------------------------------------
      100,000   James City County IDA (Anheuser-Busch Companies) 1                             6.000     04/01/2032         101,153
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Lexington IDA Hospital Facility (Stonewall Jackson Hospital) 1                 5.750     07/01/2007          40,013
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Loudoun County IDA (Dulles Airport Marriott Hotel) 1                           7.125     09/01/2015          35,383
------------------------------------------------------------------------------------------------------------------------------------
      380,000   Loudoun County IDA (George Washington University)                              6.250     05/15/2022         388,269
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Louisa IDA Pollution Control (Virginia Electric & Power Company) 1             5.250     12/01/2008          65,716
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Louisa IDA Pollution Control (Virginia Electric & Power Company) 1             5.450     01/01/2024         180,949
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Lynchburg IDA (Westminster-Canterbury Residential Care Facility) 1             5.000     07/01/2031         151,790
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lynchburg Redevel. & Hsg. Authority (Waldon Pond II) 1                         5.700     07/20/2023          10,065
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Manassas GO 1                                                                  6.000     05/01/2014          10,214
------------------------------------------------------------------------------------------------------------------------------------
      100,000   New Port CDA 1                                                                 5.600     09/01/2036         105,379


                118 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      30,000   New River Valley Regional Jail Authority                                       5.125%    10/01/2019     $    30,796
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Norfolk Airport Authority (Air Cargo)                                          6.250     01/01/2030          21,263
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Norfolk EDA, Series A 1                                                        6.000     11/01/2036         311,199
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Norfolk GO                                                                     5.750     06/01/2017          10,123
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Norfolk IDA (Comfort Inn-Naval Station) 1                                      7.000     12/01/2016          20,003
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Norfolk Redevel. & Hsg. Authority (First Mtg.-Retirement Community) 1          6.125     01/01/2035         121,384
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Norfolk Water 1                                                                5.250     11/01/2013          50,062
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Norfolk Water 1                                                                5.375     11/01/2023         315,381
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Norfolk Water 1                                                                5.900     11/01/2025         106,222
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Norton IDA (Norton Community Hospital) 1                                       6.000     12/01/2022         269,180
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Peninsula Ports Authority Health Care Facilities (Bon Secours Health
                Systems) 1                                                                     5.250     08/15/2023          87,092
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Portsmouth Redevel. & Hsg. Authority (Chowan Apartments) 1                     5.850     12/20/2030          35,846
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Prince William County IDA (Melrose Apartments) 1                               5.400     01/01/2029          77,294
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Prince William County IDA (Potomac Place Associates) 1                         6.250     12/20/2027          87,791
------------------------------------------------------------------------------------------------------------------------------------
       95,000   Prince William County IDA (Prince William Hospital) 1                          5.250     04/01/2019          95,067
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Richmond IDA (Virginia Commonwealth University Real Estate Foundation) 1       5.550     01/01/2031          47,809
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Richmond Public Utility                                                        5.125     01/15/2028          10,189
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Richmond Redevel. & Hsg. Authority (Tobacco Row) 1                             7.400     11/20/2031          55,092
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Southampton County IDA Medical Facilities Mtg. 1                               5.625     01/15/2022          87,063
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Southside Regional Jail Authority 1                                            5.250     06/01/2024          15,302
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Stafford County COP 1                                                          5.000     11/01/2009          35,037
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Stafford County EDA Hospital Facilities (MediCorp Health System) 1             5.250     06/15/2037         104,904
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Suffolk County IDA (Hotel & Conference Center)                                 5.125     10/01/2035           5,175
------------------------------------------------------------------------------------------------------------------------------------
      325,000   Suffolk IDA (Lake Prince Center) 1                                             5.300     09/01/2031         333,418
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Suffolk Redevel. & Hsg. Authority (Hope Village Apartments)                    5.600     02/01/2033         331,188
------------------------------------------------------------------------------------------------------------------------------------
      845,000   VA College Building Authority Educational Facilities (Regent University) 1     5.000     06/01/2036         874,482
------------------------------------------------------------------------------------------------------------------------------------
      250,000   VA Gateway Community Devel. Authority 1                                        6.375     03/01/2030         274,253
------------------------------------------------------------------------------------------------------------------------------------
       45,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.000     11/01/2019          45,805
------------------------------------------------------------------------------------------------------------------------------------
       65,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.450     05/01/2012          66,773
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.500     05/01/2013          10,274
------------------------------------------------------------------------------------------------------------------------------------
       50,000   VA Hsg. Devel. Authority (Multifamily)                                         5.500     11/01/2013          51,457
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.750     11/01/2009          15,168
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.800     11/01/2009          15,314
------------------------------------------------------------------------------------------------------------------------------------
      100,000   VA Hsg. Devel. Authority (Multifamily)                                         5.800     05/01/2012         101,073
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.950     05/01/2009          10,080
------------------------------------------------------------------------------------------------------------------------------------
       30,000   VA Hsg. Devel. Authority (Multifamily)                                         6.050     05/01/2010          30,629
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       6.050     11/01/2017          15,314
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily)                                         6.150     05/01/2011          15,328
------------------------------------------------------------------------------------------------------------------------------------
       20,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                       5.625     10/01/2020          20,679
------------------------------------------------------------------------------------------------------------------------------------
       45,000   VA Hsg. Devel. Authority, Series B 1                                           5.500     03/01/2021          46,558
------------------------------------------------------------------------------------------------------------------------------------
       35,000   VA Hsg. Devel. Authority, Series B 1                                           5.950     05/01/2016          35,779


                119 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      50,000   VA Hsg. Devel. Authority, Series E 1                                           5.700%    05/01/2011     $    50,521
------------------------------------------------------------------------------------------------------------------------------------
       20,000   VA Hsg. Devel. Authority, Series H 1                                           5.625     11/01/2022          20,508
------------------------------------------------------------------------------------------------------------------------------------
      125,000   VA Hsg. Devel. Authority, Series J 1                                           6.250     05/01/2015         127,609
------------------------------------------------------------------------------------------------------------------------------------
      105,000   VA Hsg. Devel. Authority, Series L 1                                           5.950     11/01/2009         105,826
------------------------------------------------------------------------------------------------------------------------------------
      155,000   VA Port Authority 1                                                            5.500     07/01/2024         157,165
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Port Authority                                                              5.600     07/01/2027          10,142
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   VA Port Authority 2                                                            5.000     07/01/2036       1,036,290
------------------------------------------------------------------------------------------------------------------------------------
      150,000   VA Tobacco Settlement Authority (TASC) 1                                       5.500     06/01/2026         159,455
------------------------------------------------------------------------------------------------------------------------------------
      170,000   VA Tobacco Settlement Authority (TASC) 1                                       5.625     06/01/2037         181,922
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Virginia Beach Devel. Authority (Our Lady of Perpetual Help Health
                Center) 1                                                                      6.150     07/01/2027          46,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Virginia Beach Industrial Devel. Revenue (Holiday Inn) 1                       7.250     12/01/2012         100,506
------------------------------------------------------------------------------------------------------------------------------------
       75,000   West Point IDA Solid Waste (Chesapeake Corp.) 1                                6.250     03/01/2019          75,015
------------------------------------------------------------------------------------------------------------------------------------
       25,000   West Point IDA Solid Waste (Chesapeake Corp.) 1                                6.375     03/01/2019          25,212
                                                                                                                        ------------
                                                                                                                         10,786,218
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--55.1%
      100,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000     07/01/2019         101,980
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Children's Trust Fund (TASC)                                       5.375     05/15/2033         115,201
------------------------------------------------------------------------------------------------------------------------------------
   25,800,000   Puerto Rico Children's Trust Fund (TASC)                                       6.417 3   05/15/2050       1,763,946
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico Commonwealth GO                                                    5.000     07/01/2035         260,995
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series AA                                5.375     07/01/2027          50,935
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series NN 1                              5.125     07/01/2029          52,279
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico HFC, Series B 1                                                    5.300     12/01/2028         258,115
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Puerto Rico Highway & Transportation Authority 1                               5.000     07/01/2036         164,475
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Highway & Transportation Authority, Series M                       5.000     07/01/2046         521,320
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 2                     4.107 4   07/01/2045       2,003,000
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico IMEPCF (American Home Products)                                    5.100     12/01/2018           5,295
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Infrastructure                                                     5.000     07/01/2041          15,569
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                 5.375     02/01/2019         102,804
------------------------------------------------------------------------------------------------------------------------------------
      420,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250     06/01/2026         423,885
------------------------------------------------------------------------------------------------------------------------------------
      215,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300     06/01/2023         215,133
------------------------------------------------------------------------------------------------------------------------------------
      500,000   University of Puerto Rico, Series P 1                                          5.000     06/01/2021         528,010
------------------------------------------------------------------------------------------------------------------------------------
      100,000   University of Puerto Rico, Series Q                                            5.000     06/01/2030         104,596
------------------------------------------------------------------------------------------------------------------------------------
      150,000   University of Puerto Rico, Series Q                                            5.000     06/01/2036         156,427
                                                                                                                        ------------
                                                                                                                          6,843,965

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $17,440,225)--141.8%                                                                   17,630,183
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(41.8)                                                                            (5,194,400)
                                                                                                                        ------------
NET ASSETS--100.0%                                                                                                      $12,435,783
                                                                                                                        ============


                120 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA          Communities Devel. Authority
COP          Certificates of Participation
EDA          Economic Devel. Authority
GO           General Obligation
HFC          Housing Finance Corp.
IDA          Industrial Devel. Agency
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Highways/Railways                                      $   2,688,795       15.3%
Higher Education                                           2,280,576       12.9
Tobacco Settlement Payments                                2,220,524       12.6
Multifamily Housing                                        1,485,193        8.4
Marine/Aviation Facilities                                 1,250,324        7.1
Hotels, Restaurants & Leisure                                972,676        5.5
Special Assessment                                           927,705        5.3
Hospital/Health Care                                         774,873        4.4
Electric Utilities                                           770,321        4.4
Airlines                                                     639,018        3.6
Water Utilities                                              614,043        3.5
Manufacturing, Non-Durable Goods                             607,999        3.4
Adult Living Facilities                                      606,592        3.4
Paper, Containers & Packaging                                586,544        3.3
General Obligation                                           311,961        1.8
Sports Facility Revenue                                      283,720        1.6
Single Family Housing                                        268,180        1.5
Municipal Leases                                             244,575        1.4
Sewer Utilities                                               50,485        0.3
Special Tax                                                   15,569        0.1
Not-for-Profit Organization                                   15,302        0.1
Education                                                     10,102        0.1
Resource Recovery                                              5,106        0.0
                                                       -------------------------
Total                                                  $  17,630,183      100.0%
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                121 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  March 31, 2007
--------------------------------------------------------------------------------

                                                                  OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                    ROCHESTER       ROCHESTER        ROCHESTER       ROCHESTER
                                                                      ARIZONA        MARYLAND    MASSACHUSETTS        MICHIGAN
                                                                    MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                         FUND            FUND             FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                             $ 16,029,163    $ 19,662,542    $  32,387,708    $ 29,125,173
===============================================================================================================================
Investments, at value                                            $ 16,159,538    $ 19,758,682    $  32,584,695    $ 29,493,597
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                  364,006         322,343          394,834         352,358
-------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    279,843         396,990          251,500         114,256
Interest                                                              195,974         171,044          365,852         333,709
Investments sold                                                       35,000          45,203               --              --
Other                                                                     946           1,058            1,214           1,384
                                                                 --------------------------------------------------------------
Total assets                                                       17,035,307      20,695,320       33,598,095      30,295,304

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                  3,100,000       3,900,000        6,900,000       5,500,000
Payable for short-term floating rate notes issued (See Note 1)      1,750,000       2,625,000        4,725,000       4,000,000
Investments purchased*                                                460,895         487,293        2,089,130         742,910
Interest expense                                                       10,647          14,366           30,782          21,044
Shares of beneficial interest redeemed                                     --          29,272               --             930
Dividends                                                               6,023           7,043           10,196          10,522
Shareholder communications                                              7,422           7,438            5,827           5,428
Distribution and service plan fees                                      2,600           4,653            5,099           3,647
Trustees' compensation                                                    318             453              639             799
Transfer and shareholder servicing agent fees                              69             145              393             387
Other                                                                  25,243          23,762           28,825          25,096
                                                                 --------------------------------------------------------------
Total liabilities                                                   5,363,217       7,099,425       13,795,891      10,310,763

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                                 ==============================================================

-------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                       $        816    $      1,049    $       1,381    $      1,385
-------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                         11,490,835      13,437,197       19,494,785      19,463,769
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      50,919          63,435          109,627         151,317
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (855)         (1,926)            (576)           (354)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                            130,375          96,140          196,987         368,424
                                                                 --------------------------------------------------------------
NET ASSETS                                                       $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                                 ==============================================================
*Investments purchased on a when-issued basis or
forward commitment                                               $    200,000    $    357,623    $   2,000,000    $         --


                122 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

                                                                 OPPENHEIMER   OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                                                   ROCHESTER     ROCHESTER       ROCHESTER     ROCHESTER
                                                                     ARIZONA      MARYLAND   MASSACHUSETTS      MICHIGAN
                                                                   MUNICIPAL     MUNICIPAL       MUNICIPAL     MUNICIPAL
                                                                        FUND          FUND            FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based
on net assets and shares of beneficial interest outstanding)
Net assets                                                       $10,307,874   $11,322,025   $  16,474,894   $17,170,406
Shares of benefical interest outstanding                             720,788       873,076       1,148,531     1,189,556
                                                                 --------------------------------------------------------
Per share                                                        $     14.30   $     12.97   $       14.34   $     14.43
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                    $     15.01   $     13.62   $       15.06   $     15.15
-------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                       $    79,691   $   379,522   $     631,756   $   505,652
Shares of benefical interest outstanding                               5,576        29,294          44,053        35,032
                                                                 --------------------------------------------------------
Per share                                                        $     14.29   $     12.96   $       14.34   $     14.43
-------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                       $ 1,284,525   $ 1,894,348   $   2,695,554   $ 2,308,483
Shares of benefical interest outstanding                              89,861       146,277         188,102       160,074
                                                                 --------------------------------------------------------
Per share                                                        $     14.29   $     12.95   $       14.33   $     14.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                123 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  March 31, 2007 Continued
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                      ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                                      MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                                      MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND              FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                               $ 10,119,411    $   22,337,679    $ 35,366,414    $ 17,440,225
==================================================================================================================================
Investments, at value                                              $ 10,157,964    $   22,385,046    $ 35,761,429    $ 17,630,183
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                    407,389           324,003         341,326         314,131
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      255,518           166,261         562,477         150,287
Interest                                                                135,467           275,760         427,205         218,956
Investments sold                                                         15,435                --           5,000         668,100
Other                                                                       852             1,143           1,307           1,108
                                                                   ---------------------------------------------------------------
Total assets                                                         10,972,625        23,152,213      37,098,744      18,982,765

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                    2,700,000         3,500,000       3,100,000       3,900,000
Payable for short-term floating rate notes issued (See Note 1)               --         2,800,000       5,650,000       2,500,000
Investments purchased*                                                   10,322           576,034       1,139,816          92,980
Interest expense                                                         11,334            10,706          17,206          14,718
Shares of beneficial interest redeemed                                       --            50,006          17,363              --
Dividends                                                                 4,108             7,689          14,055           6,257
Shareholder communications                                                7,378             7,430           5,833           5,293
Distribution and service plan fees                                        2,876             5,768           4,560           2,082
Trustees' compensation                                                      288               381             834             548
Transfer and shareholder servicing agent fees                                67               327             462             191
Other                                                                    25,000            25,273          26,140          24,913
                                                                   ---------------------------------------------------------------
Total liabilities                                                     2,761,373         6,983,614       9,976,269       6,546,982

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                                   ===============================================================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $        595    $        1,105    $      1,997    $        941
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                            8,126,950        16,097,642      26,570,802      12,144,209
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                        45,747            23,786         160,523         102,129
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (593)           (1,301)         (5,862)         (1,454)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                               38,553            47,367         395,015         189,958
                                                                   ---------------------------------------------------------------
NET ASSETS                                                         $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                                   ===============================================================
*Investments purchased on a when-issued basis or
forward commitment                                                 $         --    $      400,000    $         --    $         --


                124 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

                                                                    OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                      ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                                      MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                                      MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND              FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based
on net assets and shares of beneficial interest outstanding)
Net assets                                                         $  7,831,567    $   10,882,329    $ 22,291,838    $ 11,023,254
Shares of beneficial interest outstanding                               567,747           743,338       1,641,016         834,383
                                                                   --------------------------------------------------------------
Per share                                                          $      13.79    $        14.64    $      13.58    $      13.21
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                      $      14.48    $        15.37    $      14.26    $      13.87
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $    215,507    $       61,999    $    934,855    $    149,539
Shares of benefical interest outstanding                                 15,635             4,236          68,860          11,329
                                                                   --------------------------------------------------------------
Per share                                                          $      13.78    $        14.64    $      13.58    $      13.20
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $    164,178    $    5,224,271    $  3,895,782    $  1,262,990
Shares of benefical interest outstanding                                 11,914           357,051         287,099          95,776
                                                                   --------------------------------------------------------------
Per share                                                          $      13.78    $        14.63    $      13.57    $      13.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                125 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER     ROCHESTER
                                                                        ARIZONA       MARYLAND   MASSACHUSETTS      MICHIGAN
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL     MUNICIPAL
                                                                         FUND 1         FUND 1          FUND 2        FUND 3
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                           $    217,359    $   290,171   $     515,474   $   679,011

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Management fees                                                          18,420         25,003          42,634        53,586
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   2,266          3,183           6,335         4,550
Class B                                                                     205            807           1,351         1,502
Class C                                                                   1,914          3,125           5,189         6,507
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     201            332           1,331         1,016
Class B                                                                      33             95             148           197
Class C                                                                      58             99             287           577
-----------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   4,805          4,837           5,605         5,017
Class B                                                                   1,656          1,632           1,323         1,609
Class C                                                                   1,635          1,644           2,144         2,236
-----------------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                                 4,579          6,986          12,574        33,712
-----------------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                           41,910         67,020         135,339       152,337
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,001         25,000          35,383        26,872
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                      348            498             711           884
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                 298            227              28            53
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                     3,500          6,329           9,369        11,166
                                                                   ----------------------------------------------------------
Total expenses                                                          106,829        146,817         259,751       301,821
Less reduction to custodian expenses                                       (298)          (227)            (28)          (29)
Less waivers and reimbursements of expenses                             (73,291)       (99,943)       (179,724)     (183,624)
                                                                   ----------------------------------------------------------
Net expenses                                                             33,240         46,647          79,999       118,168

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   184,119        243,524         435,475       560,843

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                           (855)        (1,926)           (576)         (354)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    130,375         96,140         196,987       368,424

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    313,639    $   337,738   $     631,886   $   928,913
                                                                   ==========================================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

3. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                126 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

                                                            OPPENHEIMER      OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                              ROCHESTER        ROCHESTER      ROCHESTER      ROCHESTER
                                                              MINNESOTA   NORTH CAROLINA           OHIO       VIRGINIA
                                                              MUNICIPAL        MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                 FUND 4           FUND 1         FUND 3         FUND 2
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Interest                                                    $   163,461   $      271,664    $   721,049    $   401,333

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                  14,086           27,507         58,359         31,416
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                           2,767            4,645          5,783          2,638
Class B                                                             369              221          3,234            270
Class C                                                             299           12,514          5,991          2,775
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             170              430          1,462            654
Class B                                                              26               33            315             49
Class C                                                              35              707            432            194
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                           4,781            4,854          5,562          6,010
Class B                                                           1,584            1,608          1,659          1,153
Class C                                                           1,586            1,644          2,022          1,345
-----------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                            --            7,451         18,507         18,459
-----------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                   38,704           34,874        151,724        101,842
-----------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                      25,000           25,000         27,058         27,643
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                              317              411            923            615
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                          --               12            226             98
-----------------------------------------------------------------------------------------------------------------------
Other                                                             3,032            3,618         11,467          7,207
                                                            -----------------------------------------------------------
Total expenses                                                   92,756          125,529        294,724        202,368
Less reduction to custodian expenses                                 --              (12)           (31)           (98)
Less waivers and reimbursements of expenses                     (71,581)         (68,043)      (183,690)      (135,525)
                                                            -----------------------------------------------------------
Net expenses                                                     21,175           57,474        111,003         66,745

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           142,286          214,190        610,046        334,588

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (593)          (1,301)        (5,862)        (1,454)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments             38,553           47,367        395,015        189,958

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   180,246   $      260,256    $   999,199    $   523,092
                                                            ===========================================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

3. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

4. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                127 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                            ROCHESTER       ROCHESTER        ROCHESTER       ROCHESTER
                                                              ARIZONA        MARYLAND    MASSACHUSETTS        MICHIGAN
                                                            MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
PERIOD ENDED MARCH 31, 2007                                    FUND 1          FUND 1           FUND 3          FUND 4
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $    184,119    $    243,524    $     435,475    $    560,843
------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                (855)         (1,926)            (576)           (354)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         130,375          96,140          196,987         368,424
                                                         ---------------------------------------------------------------
Net increase in net assets resulting from operations          313,639         337,738          631,886         928,913

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (127,692)       (169,070)        (303,283)       (382,932)
Class B                                                          (791)         (2,794)          (4,717)         (5,417)
Class C                                                        (6,491)        (10,924)         (18,464)        (22,966)
                                                         ---------------------------------------------------------------
                                                             (134,974)       (182,788)        (326,464)       (411,315)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                    10,029,836      11,068,314       16,074,435      16,562,516
Class B                                                        78,749         378,963          628,692         504,440
Class C                                                     1,282,840       1,891,668        2,691,655       2,297,987
                                                         ---------------------------------------------------------------
                                                           11,391,425      13,338,945       19,394,782      19,364,943

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase                                             11,570,090      13,493,895       19,700,204      19,882,541
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           102,000 2       102,000 2        102,000 2       102,000 5
                                                         ---------------------------------------------------------------
End of period                                            $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                         ===============================================================
Accumulated net investment income for the period
ended March 31, 2007                                     $     50,919    $     63,435    $     109,627    $    151,317

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

3. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

4. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

5. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                128 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

                                                          OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                            ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                            MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                            MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
PERIOD ENDED MARCH 31, 2007                                    FUND 6            FUND 1          FUND 4          FUND 3
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $    142,286    $      214,190    $    610,046    $    334,588
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                (593)           (1,301)         (5,862)         (1,454)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          38,553            47,367         395,015         189,958
                                                         ----------------------------------------------------------------
Net increase in net assets resulting from operations          180,246           260,256         999,199         523,092

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (96,679)         (149,994)       (418,385)       (222,574)
Class B                                                        (1,277)             (709)        (11,748)           (957)
Class C                                                        (1,099)          (42,285)        (21,157)         (9,222)
                                                         ----------------------------------------------------------------
                                                              (99,055)         (192,988)       (451,290)       (232,753)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                     7,651,497        10,717,031      21,658,469      10,634,898
Class B                                                       213,782            61,014         921,997         148,549
Class C                                                       162,782         5,221,286       3,892,100       1,259,997
                                                         ----------------------------------------------------------------
                                                            8,028,061        15,999,331      26,472,566      12,043,444

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                              8,109,252        16,066,599      27,020,475      12,333,783
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           102,000 2         102,000 2       102,000 5       102,000 2
                                                         ----------------------------------------------------------------
End of period                                            $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                         ================================================================
Accumulated net investment income for the period
ended March 31, 2007                                     $     45,747    $       23,786    $    160,523    $    102,129

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

3. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

4. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

5. Reflects the value of the Manager's initial seed money on May 10, 2006.

6. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                129 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     313,639
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (10,832,084)
Proceeds from disposition of investment securities                           35,000
Short-term investment securities, net                                    (5,223,444)
Premium amortization                                                         27,980
Discount accretion                                                          (37,470)
Net realized loss on investments                                                855
Net change in unrealized appreciation on investments                       (130,375)
Increase in interest receivable                                            (195,974)
Increase in receivable for securities sold                                  (35,000)
Increase in other assets                                                       (946)
Increase in payable for securities purchased                                460,895
Increase in payable for accrued expenses                                     46,299
                                                                      ---------------
Net cash used in operating activities                                   (15,570,625)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              8,800,000
Payments on bank borrowing                                               (5,700,000)
Proceeds from short-term floating rate notes issued                       1,750,000
Proceeds from shares sold                                                11,107,766
Payment on shares redeemed                                                  (10,471)
Cash distributions paid                                                    (114,664)
                                                                      ---------------
Net cash provided by financing activities                                15,832,631
-------------------------------------------------------------------------------------
Net increase in cash                                                        262,006
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     364,006
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $14,287.

Cash paid for interest on bank borrowings--$31,263.

Cash paid on short-term floating rate notes issued--$4,579.

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                130 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     337,738
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (13,734,513)
Proceeds from disposition of investment securities                           60,000
Short-term investment securities, net                                    (5,967,212)
Premium amortization                                                         34,219
Discount accretion                                                          (56,962)
Net realized loss on investments                                              1,926
Net change in unrealized appreciation on investments                        (96,140)
Increase in interest receivable                                            (171,044)
Increase in receivable for securities sold                                  (45,203)
Increase in other assets                                                     (1,058)
Increase in payable for securities purchased                                487,293
Increase in payable for accrued expenses                                     50,817
                                                                      ---------------
Net cash used in operating activities                                   (19,100,139)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              9,500,000
Payments on bank borrowing                                               (5,600,000)
Proceeds from short-term floating rate notes issued                       2,625,000
Proceeds from shares sold                                                13,100,185
Payment on shares redeemed                                                 (149,600)
Cash distributions paid                                                    (155,103)
                                                                      ---------------
Net cash provided by financing activities                                19,320,482
-------------------------------------------------------------------------------------
Net increase in cash                                                        220,343
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     322,343
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $20,642.

Cash paid for interest on bank borrowings--$52,654.

Cash paid on short-term floating rate notes issued--$6,986.

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                131 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     631,886
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (18,009,931)
Proceeds from disposition of investment securities                          105,000
Short-term investment securities, net                                   (14,474,336)
Premium amortization                                                         57,241
Discount accretion                                                          (66,258)
Net realized loss on investments                                                576
Net change in unrealized appreciation on investments                       (196,987)
Increase in interest receivable                                            (365,852)
Increase in other assets                                                     (1,214)
Increase in payable for securities purchased                              2,089,130
Increase in payable for accrued expenses                                     71,565
                                                                      ---------------
Net cash used in operating activities                                   (30,159,180)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             18,300,000
Payments on bank borrowing                                              (11,400,000)
Proceeds from short-term floating rate notes issued                       4,725,000
Proceeds from shares sold                                                19,504,611
Payment on shares redeemed                                                 (446,496)
Cash distributions paid                                                    (231,101)
                                                                      ---------------
Net cash provided by financing activities                                30,452,014
-------------------------------------------------------------------------------------
Net increase in cash                                                        292,834
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     394,834
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $85,167.

Cash paid for interest on bank borrowings--$104,557.

Cash paid on short-term floating rate notes issued--$12,574.

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                132 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     928,913
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (17,756,713)
Proceeds from disposition of investment securities                          393,560
Short-term investment securities, net                                   (11,721,881)
Premium amortization                                                         71,406
Discount accretion                                                         (111,899)
Net realized loss on investments                                                354
Net change in unrealized appreciation on investments                       (368,424)
Increase in interest receivable                                            (333,709)
Increase in other assets                                                     (1,384)
Increase in payable for securities purchased                                742,910
Increase in payable for accrued expenses                                     56,401
                                                                      ---------------
Net cash used in operating activities                                   (28,100,466)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             16,100,000
Payments on bank borrowing                                              (10,600,000)
Proceeds from short-term floating rate notes issued                       4,000,000
Proceeds from shares sold                                                19,447,628
Payment on shares redeemed                                                 (295,698)
Cash distributions paid                                                    (301,106)
                                                                      ---------------
Net cash provided by financing activities                                28,350,824
-------------------------------------------------------------------------------------
Net increase in cash                                                        250,358
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     352,358
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $99,687.

Cash paid for interest on bank borrowings--$131,293.

Cash paid on short-term floating rate notes issued--$33,712.

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                133 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     180,246
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (7,715,781)
Proceeds from disposition of investment securities                           15,850
Short-term investment securities, net                                    (2,440,762)
Premium amortization                                                         20,698
Discount accretion                                                               (9)
Net realized loss on investments                                                593
Net change in unrealized appreciation on investments                        (38,553)
Increase in interest receivable                                            (135,467)
Increase in receivable for securities sold                                  (15,435)
Increase in other assets                                                       (852)
Increase in payable for securities purchased                                 10,322
Increase in payable for accrued expenses                                     46,943
                                                                      ---------------
Net cash used in operating activities                                   (10,072,207)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              5,300,000
Payments on bank borrowing                                               (2,600,000)
Proceeds from shares sold                                                 7,770,266
Payment on shares redeemed                                                   (4,477)
Cash distributions paid                                                     (88,193)
                                                                      ---------------
Net cash provided by financing activities                                10,377,596
-------------------------------------------------------------------------------------
Net increase in cash                                                        305,389
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     407,389
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,754.

Cash paid for interest on bank borrowings--$27,370.

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                134 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     260,256
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (12,673,509)
Proceeds from disposition of investment securities                           35,000
Short-term investment securities, net                                    (9,711,356)
Premium amortization                                                         40,887
Discount accretion                                                          (30,002)
Net realized loss on investments                                              1,301
Net change in unrealized appreciation on investments                        (47,367)
Increase in interest receivable                                            (275,760)
Increase in other assets                                                     (1,143)
Increase in payable for securities purchased                                576,034
Increase in payable for accrued expenses                                     49,885
                                                                      ---------------
Net cash used in operating activities                                   (21,775,774)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             10,500,000
Payments on bank borrowing                                               (7,000,000)
Proceeds from short-term floating rate notes issued                       2,800,000
Proceeds from shares sold                                                15,915,607
Payment on shares redeemed                                                 (115,593)
Cash distributions paid                                                    (102,237)
                                                                      ---------------
Net cash provided by financing activities                                21,997,777
-------------------------------------------------------------------------------------
Net increase in cash                                                        222,003
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     324,003
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $83,062.

Cash paid for interest on bank borrowings--$24,168.

Cash paid on short-term floating rate notes issued--$7,451.

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                135 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     999,199
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (24,712,685)
Proceeds from disposition of investment securities                          290,000
Short-term investment securities, net                                   (10,895,113)
Premium amortization                                                         51,229
Discount accretion                                                         (105,707)
Net realized loss on investments                                              5,862
Net change in unrealized appreciation on investments                       (395,015)
Increase in interest receivable                                            (427,205)
Increase in receivable for securities sold                                   (5,000)
Increase in other assets                                                     (1,307)
Increase in payable for securities purchased                              1,139,816
Increase in payable for accrued expenses                                     55,035
                                                                      ---------------
Net cash used in operating activities                                   (34,000,891)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             21,200,000
Payments on bank borrowing                                              (18,100,000)
Proceeds from short-term floating rate notes issued                       5,650,000
Proceeds from shares sold                                                26,269,464
Payment on shares redeemed                                                 (444,712)
Cash distributions paid                                                    (334,535)
                                                                      ---------------
Net cash provided by financing activities                                34,240,217
-------------------------------------------------------------------------------------
Net increase in cash                                                        239,326
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     341,326
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $102,700.

Cash paid for interest on bank borrowings--$134,518.

Cash paid on short-term floating rate notes issued--$18,507.

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                136 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     523,092
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (10,429,390)
Proceeds from disposition of investment securities                          104,919
Short-term investment securities, net                                    (7,106,095)
Premium amortization                                                         57,082
Discount accretion                                                          (68,195)
Net realized loss on investments                                              1,454
Net change in unrealized appreciation on investments                       (189,958)
Increase in interest receivable                                            (218,956)
Increase in receivable for securities sold                                 (668,100)
Increase in other assets                                                     (1,108)
Increase in payable for securities purchased                                 92,980
Increase in payable for accrued expenses                                     47,745
                                                                      ---------------
Net cash used in operating activities                                   (17,854,530)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             11,000,000
Payments on bank borrowing                                               (7,100,000)
Proceeds from short-term floating rate notes issued                       2,500,000
Proceeds from shares sold                                                12,398,189
Payment on shares redeemed                                                 (540,688)
Cash distributions paid                                                    (190,840)
                                                                      ---------------
Net cash provided by financing activities                                18,066,661
-------------------------------------------------------------------------------------
Net increase in cash                                                        212,131
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     314,131
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $35,656.

Cash paid for interest on bank borrowings--$87,124.

Cash paid on short-term floating rate notes issued--$18,459.

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                137 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.80     $          13.80     $          13.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .37                  .31                  .29
Net realized and unrealized gain                                                    .39                  .39                  .41
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .76                  .70                  .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.30     $          14.29     $          14.29
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 5.61%                5.16%                5.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,308     $             80     $          1,284
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,676     $             44     $            411
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.52%                4.56%                4.39%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.88%               11.63%                4.48%
Interest and fees on short-term floating rate notes issued 5                        .14%                 .14%                 .14%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.02% 6             11.77% 6              4.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                138 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.70     $          12.70     $          12.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .33                  .27                  .27
Net realized and unrealized gain                                                    .18                  .18                  .17
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .51                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.24)                (.19)                (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          12.97     $          12.96     $          12.95
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 4.00%                3.50%                3.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,322     $            380     $          1,894
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          8,826     $            173     $            671
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.40%                4.46%                4.41%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.90%                5.87%                4.29%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.05% 6              6.02% 6              4.44% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                139 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.70     $          13.70     $          13.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .57                  .47                  .46
Net realized and unrealized gain                                                    .48                  .50                  .50
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.05                  .97                  .96
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.41)                (.33)                (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.34     $          14.34     $          14.33
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.73%                7.13%                7.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         16,475     $            632     $          2,695
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         10,143     $            195     $            748
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.67%                4.69%                4.59%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.05%                4.92%                4.24%
Interest and fees on short-term floating rate notes issued 5                        .16%                 .16%                 .16%
                                                                       =============================================================
Total expenses                                                                     3.21% 6              5.08% 6              4.40% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                140 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .65                  .51                  .52
Net realized and unrealized gain                                                    .64                  .69                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.29                 1.20                 1.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.46)                (.37)                (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.43     $          14.43     $          14.42
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.62%                9.03%                8.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         17,170     $            506     $          2,309
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         11,550     $            196     $            845
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.82%                4.55%                4.63%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.63%                4.43%                3.76%
Interest and fees on short-term floating rate notes issued 5                        .34%                 .34%                 .34%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.97% 6              4.77% 6              4.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               4%                   4%                   4%

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                141 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .30                  .26                  .26
Net realized and unrealized gain                                                    .09                  .08                  .08
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .39                  .34                  .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.20)                (.16)                (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.79     $          13.78     $          13.78
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 2.85%                2.48%                2.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $          7,832     $            215     $            164
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,330     $             95     $             77
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.53%                4.75%                4.75%
Total expenses                                                                     3.44% 5              8.87% 5              9.87% 5
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                142 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          14.40     $          14.40     $          14.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .31                  .25                  .25
Net realized and unrealized gain                                                    .19                  .20                  .19
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .50                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.64     $          14.64     $          14.63
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 3.48%                3.14%                3.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,883     $             62     $          5,224
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,927     $             47     $          2,670
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              4.48%                3.59%                3.56%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.09%               10.13%                2.95%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.24% 6             10.28% 6              3.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                143 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.80     $          12.80     $          12.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .61                  .52                  .46
Net realized and unrealized gain                                                    .61                  .62                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.22                 1.14                 1.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.44)                (.36)                (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.58     $          13.58     $          13.57
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.78%                9.13%                9.01%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         22,292     $            935     $          3,895
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         12,528     $            419     $            784
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.81%                4.96%                4.48%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.49%                3.95%                3.45%
Interest and fees on short-term floating rate notes issued 5                        .17%                 .17%                 .17%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.66% 6              4.12% 6              3.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                144 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.60     $          12.60     $          12.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .54                  .43                  .43
Net realized and unrealized gain                                                    .44                  .47                  .44
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .98                  .90                  .87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.37)                (.30)                (.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.21     $          13.20     $          13.19
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.81%                7.13%                6.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,023     $            150     $          1,263
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,721     $             40     $            400
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.89%                4.66%                4.69%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.11%                8.07%                4.38%
Interest and fees on short-term floating rate notes issued 5                        .32%                 .32%                 .32%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.43% 6              8.39% 6              4.70% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                145 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Arizona Municipal Fund ("Arizona Fund"), Oppenheimer Rochester Maryland Municipal Fund ("Maryland Fund"), Oppenheimer Rochester Massachusetts Municipal Fund ("Massachusetts Fund"), Oppenheimer Rochester Michigan Municipal Fund ("Michigan Fund"), Oppenheimer Rochester Minnesota Municipal Fund ("Minnesota Fund"), Oppenheimer Rochester North Carolina Municipal Fund ("North Carolina Fund"), Oppenheimer Rochester Ohio Municipal Fund ("Ohio Fund") and Oppenheimer Rochester Virginia Municipal Fund ("Virginia Fund") (the "Funds") are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Funds on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Funds may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease


                146 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS in value prior to their delivery. The Funds maintain internally designated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Funds' net asset value to the extent the Funds execute such transactions while remaining substantially fully invested. The Funds may also sell securities that they purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Funds had purchased securities issued on a when-issued basis or forward commitment and sold securities issued on a when-issued basis or forward commitment as follows:

                                   PURCHASED ON A WHEN-ISSUED BASIS
                                              OR FORWARD COMMITMENT
             ------------------------------------------------------
             Arizona Fund                              $    200,000
             Maryland Fund                                  357,623
             Massachusetts Fund                           2,000,000
             North Carolina Fund                            400,000

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Funds will not invest more than 20% of their total assets in inverse floaters. As of March 31, 2007, the following funds held inverse floaters:

                                  INVERSE FLOATER   % OF TOTAL ASSETS
            ---------------------------------------------------------
            Arizona Fund              $   253,000                1.49%
            Maryland Fund                 379,500                1.83
            Massachusetts Fund            683,100                2.03
            Michigan Fund               1,063,740                3.51
            North Carolina Fund           404,800                1.75
            Ohio Fund                   1,009,610                2.72
            Virginia Fund                 539,290                2.84

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond. Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Funds' Statements of Operations. At March 31, 2007 municipal bond holdings shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.


                147 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                             VALUE OF MUNICIPAL BOND   SHORT-TERM FLOATING
                                            HOLDINGS     RATE NOTES ISSUED
       -------------------------------------------------------------------
       Arizona Fund                     $  2,003,000          $  1,750,000
       Maryland Fund                       3,004,500             2,625,000
       Massachusetts Fund                  5,408,100             4,725,000
       Michigan Fund                       5,063,740             4,000,000
       North Carolina Fund                 3,204,800             2,800,000
       Ohio Fund                           6,659,610             5,650,000
       Virginia Fund                       3,039,290             2,500,000

At March 31, 2007, the Funds' residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL             INVERSE                                                COUPON   MATURITY      VALUE AS OF
AMOUNT                FLOATER 1                                              RATE 2       DATE   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------
ARIZONA FUND
$ 250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      253,000
                                                                                                 ==============
MARYLAND FUND
$ 375,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      379,500
                                                                                                 ==============
MASSACHUSETTS FUND
$ 675,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      683,100
                                                                                                 ==============
MICHIGAN FUND
$ 250,000             Detroit GO ROLs                                         8.478%    4/1/25   $      307,540
  500,000             Detroit Sewer Disposal System                           5.319     7/1/10          503,200
  250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          253,000
                                                                                                 --------------
                                                                                                 $    1,063,740
                                                                                                 ==============
NORTH CAROLINA FUND
$ 400,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      404,800
                                                                                                 ==============
OHIO FUND
$ 250,000             OH Higher Educational Facility ROLs                     8.290%   12/1/44   $      301,210
  700,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          708,400
                                                                                                 --------------
                                                                                                 $    1,009,610
                                                                                                 ==============
VIRGINIA FUND
$ 250,000             VA Port Authority ROLs                                  8.200%    7/1/36   $      286,290
  250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          253,000
                                                                                                 --------------
                                                                                                 $      539,290
                                                                                                 ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 87 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                148 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

The tax components of capital shown in the table below represents distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                     NET UNREALIZED
                                                                                 APPRECIATION BASED
                       UNDISTRIBUTED                                          ON COST OF SECURITIES
                                 NET   UNDISTRIBUTED           ACCUMULATED    AND OTHER INVESTMENTS
                          INVESTMENT       LONG-TERM                  LOSS       FOR FEDERAL INCOME
                              INCOME            GAIN    CARRYFORWARD 1,2,3             TAX PURPOSES
---------------------------------------------------------------------------------------------------
Arizona Fund                $ 57,217           $  --                $  855               $  130,375
Maryland Fund                 70,873              --                 1,926                   96,140
Massachusetts Fund           120,396              --                   576                  196,987
Michigan Fund                162,560              --                 1,164                  369,234
Minnesota Fund                50,093              --                   593                   38,553
North Carolina Fund           31,792              --                 1,301                   47,367
Ohio Fund                    175,330              --                 5,612                  394,765
Virginia Fund                108,883              --                 1,469                  189,973

1. As of March 31, 2007, the Funds had net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions as shown in the table below.

                                            NET CAPITAL LOSS CARRYFORWARDS
       -------------------------------------------------------------------
       Arizona Fund                                                  $  --
       Maryland Fund                                                    --
       Massachusetts Fund                                              173
       Michigan Fund                                                   184
       Minnesota Fund                                                   --
       North Carolina Fund                                              --
       Ohio Fund                                                         5
       Virginia Fund                                                    19

      As of March 31, 2007, details of the capital loss carryforwards were as follows:

       MASSACHUSETTS FUND                   OHIO FUND
       -------------------------------      ------------------------------
       EXPIRING                             EXPIRING
       2015                     $  173      2015                      $  5

       MICHIGAN FUND                        VIRGINIA FUND
       -------------------------------      ------------------------------
       EXPIRING                             EXPIRING
       2015                     $  184      2015                      $ 19

2. As of March 31, 2007, the Funds had post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016. As of March 31, 2007, the post-October losses were as follows:

                                               POST-OCTOBER LOSSES
       -----------------------------------------------------------
       Arizona Fund                                        $   855
       Maryland Fund                                         1,926
       Massachusetts Fund                                      403
       Michigan Fund                                           980
       Minnesota Fund                                          593
       North Carolina Fund                                   1,301
       Ohio Fund                                             5,607
       Virginia Fund                                         1,450

3. During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward.


                149 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for March 31, 2007. Net assets of the Funds were unaffected by the reclassifications.

                                                               INCREASE TO
                                  REDUCTION TO PAID-IN     ACCUMULATED NET
                                               CAPITAL   INVESTMENT INCOME
       -------------------------------------------------------------------
       Arizona Fund                           $  1,774            $  1,774
       Maryland Fund                             2,699               2,699
       Massachusetts Fund                          616                 616
       Michigan Fund                             1,789               1,789
       Minnesota Fund                            2,516               2,516
       North Carolina Fund                       2,584               2,584
       Ohio Fund                                 1,767               1,767
       Virginia Fund                               294                 294

The tax character of distributions paid during the period ended March 31, 2007 was as follows:

                             EXEMPT-INTEREST DIVIDENDS     ORDINARY INCOME
       -------------------------------------------------------------------
       Arizona Fund                         $  134,868              $  106
       Maryland Fund                           182,485                 303
       Massachusetts Fund                      325,915                 549
       Michigan Fund                           411,054                 261
       Minnesota Fund                           99,055                  --
       North Carolina Fund                     192,702                 286
       Ohio Fund                               450,942                 348
       Virginia Fund                           232,580                 173

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                      FEDERAL TAX COST   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                         OF SECURITIES       APPRECIATION       DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------------------
Arizona Fund            $   14,279,163        $   155,865         $   25,490      $   130,375
Maryland Fund               17,037,542            130,705             34,565           96,140
Massachusetts Fund          27,662,708            242,127             45,140          196,987
Michigan Fund               25,124,363            395,732             26,498          369,234
Minnesota Fund              10,119,411             46,646              8,093           38,553
North Carolina Fund         19,537,679             87,061             39,694           47,367
Ohio Fund                   29,716,664            429,365             34,600          394,765
Virginia Fund               14,940,210            204,773             14,800          189,973

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the "Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During


                150 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS the period ended March 31, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                              PROJECTED BENEFIT   PAYMENTS MADE TO   ACCUMULATED
                          OBLIGATIONS INCREASED   RETIRED TRUSTEES     LIABILITY
--------------------------------------------------------------------------------
Arizona Fund                             $  277              $  31        $  246
Maryland Fund                               398                 44           354
Massachusetts Fund                          572                 89           483
Michigan Fund                               723                115           608
Minnesota Fund                              240                 24           216
North Carolina Fund                         319                 30           289
Ohio Fund                                   755                120           635
Virginia Fund                               496                 80           416

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                151 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

ARIZONA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 713,364   $     10,027,355
Dividends and/or distributions reinvested                899             12,860
Redeemed                                                (721)           (10,379)
                                                --------------------------------
Net increase                                         713,542   $     10,029,836
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                   5,491   $         78,562
Dividends and/or distributions reinvested                 18                251
Redeemed                                                  (5)               (64)
                                                --------------------------------
Net increase                                           5,504   $         78,749
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  89,709   $      1,281,692
Dividends and/or distributions reinvested                 82              1,176
Redeemed                                                  (2)               (28)
                                                --------------------------------
Net increase                                          89,789   $      1,282,840
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,246.377 shares of Class A at a value of $100,000 and 72.464 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

MARYLAND FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 873,908   $     11,181,124
Dividends and/or distributions reinvested              1,120             14,524
Redeemed                                              (9,826)          (127,334)
                                                --------------------------------
Net increase                                         865,202   $     11,068,314
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  29,175   $        378,447
Dividends and/or distributions reinvested                 42                542
Redeemed                                                  (2)               (26)
                                                --------------------------------
Net increase                                          29,215   $        378,963
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 149,735   $      1,937,604
Dividends and/or distributions reinvested                431              5,576
Redeemed                                              (3,968)           (51,512)
                                                --------------------------------
Net increase                                         146,198   $      1,891,668
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,874.02 shares of Class A at a value of $100,000 and 78.74 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.


                152 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

MASSACHUSETTS FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,164,166   $     16,404,587
Dividends and/or distributions reinvested              4,865             69,749
Redeemed                                             (27,799)          (399,901)
                                                --------------------------------
Net increase                                       1,141,232   $     16,074,435
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  47,030   $        672,138
Dividends and/or distributions reinvested                220              3,149
Redeemed                                              (3,270)           (46,595)
                                                --------------------------------
Net increase                                          43,980   $        628,692
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 187,173   $      2,679,386
Dividends and/or distributions reinvested                856             12,269
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                         188,029   $      2,691,655
                                                ================================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,299.27 shares of Class A at a value of $100,000 and 72.993 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

MICHIGAN FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,178,570   $     16,510,380
Dividends and/or distributions reinvested              5,711             82,199
Redeemed                                              (2,078)           (30,063)
                                                --------------------------------
Net increase                                       1,182,203   $     16,562,516
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  38,305   $        552,605
Dividends and/or distributions reinvested                244              3,516
Redeemed                                              (3,591)           (51,681)
                                                --------------------------------
Net increase                                          34,958   $        504,440
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 173,933   $      2,498,899
Dividends and/or distributions reinvested                970             13,972
Redeemed                                             (14,903)          (214,884)
                                                --------------------------------
Net increase                                         160,000   $      2,297,987
                                                ================================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.


                153 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST Continued

MINNESOTA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 560,338   $      7,650,736
Dividends and/or distributions reinvested                378              5,211
Redeemed                                                (322)            (4,450)
                                                --------------------------------
Net increase                                         560,394   $      7,651,497
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  15,525   $        213,286
Dividends and/or distributions reinvested                 38                523
Redeemed                                                  (2)               (27)
                                                --------------------------------
Net increase                                          15,561   $        213,782
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  11,766   $        161,762
Dividends and/or distributions reinvested                 74              1,020
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                          11,840   $        162,782
                                                ================================

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

NORTH CAROLINA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 737,964   $     10,740,097
Dividends and/or distributions reinvested              3,903             57,119
Redeemed                                              (5,473)           (80,185)
                                                --------------------------------
Net increase                                         736,394   $     10,717,031
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                   6,300   $         92,241
Dividends and/or distributions reinvested                  8                114
Redeemed                                              (2,141)           (31,341)
                                                --------------------------------
Net increase                                           4,167   $         61,014
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 358,919   $      5,249,530
Dividends and/or distributions reinvested              1,766             25,829
Redeemed                                              (3,703)           (54,073)
                                                --------------------------------
Net increase                                         356,982   $      5,221,286
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 6,944.444 shares of Class A at a value of $100,000 and 69.444 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.


                154 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OHIO FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,659,213   $     22,005,201
Dividends and/or distributions reinvested              6,352             86,063
Redeemed                                             (32,362)          (432,795)
                                                --------------------------------
Net increase                                       1,633,203   $     21,658,469
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  70,526   $        945,825
Dividends and/or distributions reinvested                381              5,157
Redeemed                                              (2,125)           (28,985)
                                                --------------------------------
Net increase                                          68,782   $        921,997
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 286,195   $      3,880,915
Dividends and/or distributions reinvested                848             11,480
Redeemed                                                 (22)              (295)
                                                --------------------------------
Net increase                                         287,021   $      3,892,100
                                                ================================

1. For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,812.50 shares of Class A at a value of $100,000 and 78.125 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.

VIRGINIA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 860,844   $     11,089,523
Dividends and/or distributions reinvested              2,261             29,847
Redeemed                                             (36,659)          (484,472)
                                                --------------------------------
Net increase                                         826,446   $     10,634,898
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  11,184   $        147,680
Dividends and/or distributions reinvested                 66                869
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                          11,250   $        148,549
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  99,596   $      1,311,273
Dividends and/or distributions reinvested                375              4,940
Redeemed                                              (4,274)           (56,216)
                                                --------------------------------
Net increase                                          95,697   $      1,259,997
                                                ================================

1. For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,936.508 shares of Class A at a value of $100,000 and 79.365 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.


                155 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the period ended March 31, 2007, were as follows:

                                                  INVESTMENT SECURITIES
                                                   PURCHASES         SALES
       -------------------------------------------------------------------
       Arizona Fund                            $  10,832,084   $    35,000
       Maryland Fund                              13,734,513        60,000
       Massachusetts Fund                         18,009,931       105,000
       Michigan Fund                              17,756,713       393,560
       Minnesota Fund                              7,715,781        15,850
       North Carolina Fund                        12,673,509        35,000
       Ohio Fund                                  24,712,685       290,000
       Virginia Fund                              10,429,390       104,919

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

       FEE SCHEDULE FOR THE FUNDS
       ---------------------------------------------------------
       Up to $500 million of net assets                    0.55%
       Next $500 million of net assets                     0.50
       Next $500 million of net assets                     0.45
       Over $1.5 billion of net assets                     0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the period ended March 31, 2007, the Funds paid OFS for services as shown in the table below.

       ---------------------------------------------------------------
       Arizona Fund                                          $  190
       Maryland Fund                                            381
       Massachusetts Fund                                     1,373
       Michigan Fund                                          1,374
       Minnesota Fund                                           164
       North Carolina Fund                                      843
       Ohio Fund                                              1,747
       Virginia Fund                                            706

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.


                156 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B and Class C shares were as follows:

                                                        CLASS B    CLASS C
       -------------------------------------------------------------------
       Arizona Fund                                    $  2,228   $ 14,974
       Maryland Fund                                     16,397     28,937
       Massachusetts Fund                                18,075     37,860
       Michigan Fund                                     19,861     34,961
       Minnesota Fund                                     4,032      1,689
       North Carolina Fund                                2,689     61,291
       Ohio Fund                                         21,892     54,078
       Virginia Fund                                      6,148     15,351

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the table below for the period ended March 31, 2007.

                                            CLASS A          CLASS B         CLASS C
                            CLASS A      CONTINGENT       CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED         DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
                        DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------
Arizona Fund               $  5,197           $  --            $  --           $  --
Maryland Fund                12,946              --                3              --
Massachusetts Fund           29,199              --              397              --
Michigan Fund                22,305              --                4             529
Minnesota Fund                5,335              --                1              --
North Carolina Fund          13,043              --                1              --
Ohio Fund                    33,995              --                8              --
Virginia Fund                12,537              --               --              20

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the period ended March 31, 2007, the Manager reimbursed the Funds as detailed in the following table.

                                            CLASS A     CLASS B    CLASS C
       -------------------------------------------------------------------
       Arizona Fund                       $  65,478    $  2,084   $  5,696
       Maryland Fund                         87,705       3,534      8,704
       Massachusetts Fund                   160,942       4,613     14,169
       Michigan Fund                        164,722       4,375     14,498
       Minnesota Fund                        66,277       2,761      2,543
       North Carolina Fund                   48,407       1,918     17,718
       Ohio Fund                            164,289       7,830     11,571
       Virginia Fund                        125,734       1,836      7,955


                157 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

During the period ended March 31, 2007, OFS waived fees as detailed in the following table.

                                                CLASS B
                ---------------------------------------
                Arizona Fund                        $33
                Michigan Fund                        29

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds will not invest more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended March 31, 2007, the Funds had borrowings outstanding at an interest rate of 5.2781%. Details of the borrowings for the period ended March 31, 2007 are listed in the following table.

                                                                                             MAXIMUM
                                                                                           AMOUNT OF
                                                                                          BORROWINGS
                                      AVERAGE                                            OUTSTANDING
                          AVERAGE       DAILY                       GROSS    GROSS LOAN       AT ANY        FEES    INTEREST
                       DAILY LOAN    INTEREST                  BORROWINGS    REPAYMENTS    MONTH-END        PAID        PAID
                      BALANCE FOR    RATE FOR    BORROWINGS        DURING        DURING       DURING      DURING      DURING
                       THE PERIOD  THE PERIOD   OUTSTANDING    THE PERIOD    THE PERIOD   THE PERIOD  THE PERIOD  THE PERIOD
                            ENDED       ENDED            AT         ENDED         ENDED        ENDED       ENDED       ENDED
                            MARCH       MARCH         MARCH         MARCH         MARCH        MARCH       MARCH       MARCH
                         31, 2007    31, 2007      31, 2007      31, 2007      31, 2007     31, 2007    31, 2007    31, 2007
----------------------------------------------------------------------------------------------------------------------------
Arizona Fund          $ 1,652,601      5.2790%  $ 3,100,000  $  8,800,000  $  5,700,000  $ 3,100,000  $    1,825  $   31,263
Maryland Fund           2,642,775      5.2792     3,900,000     9,500,000     5,600,000    4,700,000       3,968      52,654
Massachusetts Fund      3,585,603      5.2961     6,900,000    18,300,000    11,400,000    7,100,000       6,065     104,557
Michigan Fund           3,648,592      5.2880     5,500,000    16,100,000    10,600,000    5,800,000       7,655     131,293
Minnesota Fund          1,821,379      5.2760     2,700,000     5,300,000     2,600,000    2,700,000       1,592      27,370
North Carolina Fund     1,375,145      5.2790     3,500,000    10,500,000     7,000,000    3,500,000       1,444      24,168
Ohio Fund               3,636,268      5.2899     3,100,000    21,200,000    18,100,000    6,200,000       7,841     134,518
Virginia Fund           2,706,250      5.2960     3,900,000    11,000,000     7,100,000    3,900,000       5,037      87,124


                158 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Funds' financial statements. The Manager will continue to monitor the Funds' tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                159 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND, OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND, OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND, OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND, OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND, OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND, OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND, AND OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND:

We have audited the accompanying statements of assets and liabilities of Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Maryland Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Michigan Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund, Oppenheimer Rochester North Carolina Municipal Fund, Oppenheimer Rochester Ohio Municipal Fund, and Oppenheimer Rochester Virginia Municipal Fund (collectively "the Funds"), including the statements of investments, as of March 31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer Rochester Ohio Municipal Fund and Oppenheimer Rochester Michigan Municipal Fund for the period June 21, 2006 (commencement of operations) to March 31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer Rochester Massachusetts Municipal Fund and Oppenheimer Rochester Virginia Municipal Fund for the period July 18, 2006 (commencement of operations) to March 31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer Rochester North Carolina Municipal Fund, Oppenheimer Rochester Arizona Municipal Fund and Oppenheimer Rochester Maryland Municipal Fund for the period October 10, 2006 (commencement of operations) to March 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights of Oppenheimer Rochester Minnesota Municipal Fund for the period November 7, 2006 (commencement of operations) to March 31, 2007 (collectively "the commencements of operations"). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial positions of the Funds as of March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period from the commencements of operations to March 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
May 16, 2007


                160 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended March 31, 2007 are eligible for the corporate dividend-received deduction. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable. The percentages of dividends that were derived from interest on municipal bonds and are not subject to federal income taxes are as follows:

                 ------------------------------------------------
                 Arizona Fund                              99.92%
                 Maryland Fund                             99.83
                 Massachusetts Fund                        99.83
                 Michigan Fund                             99.94
                 Minnesota Fund                           100.00
                 North Carolina Fund                       99.85
                 Ohio Fund                                 99.92
                 Virginia Fund                             99.93

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                161 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                162 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

BOARD APPROVAL OF THE FUNDS' INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND*

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of each Fund's investment advisory agreement (each an "Agreement" and together the "Agreements").

      In approving each Fund's Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of each Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. In approving each Fund's Agreement, the Board considered information about the nature and extent of the services to be provided to each Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing each Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to each Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to each Fund's investment restrictions. The Manager is responsible for providing certain administrative services to each Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for each Fund; compiling and maintaining records with respect to each Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of each Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of each Fund's shares. The Manager also provides each Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services it expected to be provided by the Manager and the quality of the Manager's resources that would be available to the Funds. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, and the Manager's Rochester investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of service agreements of other funds managed by the

* As discussed in a shareholder report dated September 30, 2006, the Board previously evaluated and approved the terms of the investment advisory agreement for Oppenheimer Rochester(TM) Michigan Municipal Fund, Oppenheimer Rochester(TM) Ohio Municipal Fund, Oppenheimer Rochester(TM) Massachusetts Municipal Fund and Oppenheimer Rochester(TM) Virginia Municipal Fund, all of which commenced operations before September 30.


                163 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Manager. In light of the foregoing, the Board concluded that each Fund will benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Funds. The Board also evaluated the comparability of the fees to be charged and the services to be provided to each Fund to the fees and services for other clients or accounts advised by the Manager. The Manager provided comparative data in regard to the fees and anticipated expenses of the Funds and the fees and expenses of other Oppenheimer state specific municipal funds with comparable asset levels and distribution features. An independent consultant provided comparative data in regard to the fees and expenses of other state municipal bond funds with comparable asset levels and distribution features. The Board noted that the effective fee rates under the Funds' proposed advisory fee schedule were either at or above certain other Oppenheimer state municipal funds as well as the peer group median provided by the independent consultant. The Board also noted that under the Agreements, the Manager would agree to voluntarily waive management fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed 0.80% of average annual net assets for Class A Shares and 1.55% of average annual net assets for both Class B and Class C shares, which may be modified or terminated by the Manager at any time without notice to shareholders.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting each Fund and the extent to which those economies of scale would benefit each Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as each Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds, and information regarding the Manager's potential profitability from its relationship with each Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Funds and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to each of the Funds and their shareholders. In addition to considering the potential profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Funds, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees of the Funds meeting separately from the full Board, assisted by experienced counsel to the Funds and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees of each Fund, concluded that the nature, extent and quality of the services to be provided by the Manager would be a benefit to each Fund and in the best interest of each Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved each of the Agreements for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of each Agreement, including the management fee, in light of all of the surrounding circumstances.


                164 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
THE FUNDS, LENGTH OF SERVICE,    NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
AGE
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                         80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                 General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board of         Special Value Opportunities Fund, LLC (registered investment company) (since September
Trustees (since 2007),           2004); Investment Advisory Board Member of Zurich Financial Services (insurance) (since
Trustee (since 2006)             October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
Age: 64                          August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute)
                                 (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004) and Managing Principal (1997-December
                                 1998); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                 Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001)
                                 (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2006)             Director of ICI Education Foundation (education foundation) (since October 1991); President
Age: 66                          of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 52 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in the
Trustee (since 2006)             OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,            Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 2006)             1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002);
Age: 68                          Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                 Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group
                                 (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                 Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                 Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                 (1994-1999); Provost at Duke University (1983-1991). Oversees 52 portfolios in the
                                 OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2006)             Vice President and General Auditor of American Express Company (financial services company)
Age: 64                          (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2006)             Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January
Age: 55                          2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser)
                                 (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on
                                 Foreign Relations, the Investment Committee of the Episcopal Church of America, the
                                 Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                 Historic Hudson Valley. Oversees 52 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2006)             1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment trust),
Age: 79                          Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty
                                 Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                 Company; Former President and Chief Executive Officer of The Conference Board, Inc.
                                 (international economic and business research). Oversees 52 portfolios in the
                                 OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,        Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 2006)             executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                          educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds
                                 Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air
                                 Command, U.S. Air Force (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.


                165 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOSEPH M. WIKLER,                Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2006)             1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 66                          Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                 Fortis/Hartford mutual funds (1994-December 2001). Oversees 52 portfolios in the
                                 OppenheimerFunds complex.

PETER I. WOLD,                   President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2006)             (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash
Age: 59                          processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                                 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                 (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 52 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                      YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                 HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                 UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE
                                 TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President
President and Principal          of the Manager (September 2000-March 2007); President and a director or trustee of other
Executive Officer and            Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
Trustee (since 2006)             Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding
Age: 57                          company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                 Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                 Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                 Director of the following investment advisory subsidiaries of the Manager: OFI
                                 Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                 Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                 July 2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                 Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                 Corporation (holding company parent of Babson Capital Management LLC) (since June 1995);
                                 Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                 Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                 MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                 (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                 1999-August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                 Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                 1998). Oversees 99 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE
OF THE FUNDS                     AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                                 WAY, CENTENNIAL, COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS,
                                 350 LINDEN OAKS, ROCHESTER, NEW YORK 14625, EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                 UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief         President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer               Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2006)                     Audit of the Manager (1997-February 2004). An officer of 99 portfolios in the
Age: 56                          OppenheimerFunds complex.


                166 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal          following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting           Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 2006)             Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                          2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                 Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                 Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                 Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                 Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                 Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 99 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,               Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer              (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                     1998-July 2002). An officer of 99 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,               Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer              and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
(since 2006)                     Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 37                          American Data Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the
                                 OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)           Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 58                          Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                 President and General Counsel of HarbourView Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                 (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                 Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                 Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                 (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                 Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                 President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                 Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                 (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                 Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                 Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                 International Ltd. (September 1997-November 2001). An officer of 99 portfolios in the
                                 OppenheimerFunds complex.

LISA I. BLOOMBERG,               Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary              (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate
(since 2006)                     Vice President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000)
Age: 39                          of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,            Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary              First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
(since 2006)                     President (1998-2000) of Merrill Lynch Investment Management. An officer of 99 portfolios in
Age: 43                          the OppenheimerFunds complex.

KATHLEEN T. IVES,                Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary              2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
(since 2006)                     2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
Age: 41                          (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                 (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                 Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                 1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.

THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                167 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $25,000 in fiscal 2007 and no such fees in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $16,550 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Professional services relating to 123R and review of internal controls system conversion.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $16,550 in fiscal 2007 and no such fees fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

         No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 14, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in Item 2 of registrant's Form N-Q for the period ended December 31, 2006, which was filed with the Securities and Exchange Commission on February 28, 2007, during the registrant's last fiscal quarter of the six-month period ended March 31, 2007 covered by this report and prior to the evaluation of its internal controls in connection with the certifications included in the Form N-Q for the period ended December 31, 2006, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

ITEM 12.  EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007